As filed with the Securities and Exchange                      File No. 33-59749
Commission on April 11, 2001                                   File No. 811-8582

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

--------------------------------------------------------------------------------

                       POST-EFFECTIVE AMENDMENT NO. 13 TO
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment to

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

--------------------------------------------------------------------------------

        Variable Annuity Account I of Aetna Insurance Company of America

                       Aetna Insurance Company of America

             5100 West Lemon Street, Suite 213, Tampa, Florida 33609

        Depositor's Telephone Number, including Area Code (860) 273-4686

                           Julie E. Rockmore, Counsel
                       Aetna Insurance Company of America
            151 Farmington Avenue, TS31, Hartford, Connecticut 06156
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

--------------------------------------------------------------------------------

It is proposed that this filing will become effective:

               immediately upon filing pursuant to paragraph (b) of Rule 485
    -----
      X        on May 1, 2001 pursuant to paragraph (b) of Rule 485
    -----

                           VARIABLE ANNUITY ACCOUNT I
                              CROSS REFERENCE SHEET
                             PURSUANT TO RULE 481(a)


FORM N-4
ITEM NO.                   PART A (PROSPECTUS)                      LOCATION - PROSPECTUS DATED
                                                                            MAY 1, 2001
    1      Cover Page...........................................    Cover Page

    2      Definitions..........................................    Not Applicable

    3      Synopsis.............................................    Contract Overview; Fee Table

                                                                    Condensed Financial Information;
                                                                    Appendix IV - Condensed Financial
    4      Condensed Financial Information......................    Information


                                                                    Other Topics - The Company; Variable Annuity
           General Description of Registrant, Depositor, and        Account I; Appendix III - Description of
    5      Portfolio Companies..................................    Underlying Funds

    6      Deductions and Expenses..............................    Fee Table; Fees


    7      General Description of Variable Annuity Contracts....    Contract Overview; Other Topics

    8      Annuity Period.......................................    The Income Phase

    9      Death Benefit........................................    Death Benefit

   10      Purchases and Contract Value.........................    Purchase and Rights; Your Account Value

   11      Redemptions..........................................    Right to Cancel

   12      Taxes................................................    Taxation

   13      Legal Proceedings....................................    Other Topics - Legal Matters and Proceedings


           Table of Contents of the Statement of Additional         Contents of the Statement of Additional
   14      Information..........................................    Information


FORM N-4                                                           LOCATION - STATEMENT OF
ITEM NO.       PART B (STATEMENT OF ADDITIONAL                     ADDITIONAL INFORMATION
                          INFORMATION)                               DATED MAY 1, 2001
   15      Cover Page.........................................     Cover page

   16      Table of Contents..................................     Table of Contents

   17      General Information and History....................     General Information and History

                                                                   General Information and History; Independent
   18      Services...........................................     Auditors

   19      Purchase of Securities Being Offered...............     Offering and Purchase of Contracts

   20      Underwriters.......................................     Offering and Purchase of Contracts

                                                                   Performance Data; Average Annual Total Return
   21      Calculation of Performance Data....................     Quotations

   22      Annuity Payments...................................     Income Phase Payments

   23      Financial Statements...............................     Financial Statements


                             PART C (OTHER INFORMATION)

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                       CONTRACT PROSPECTUS - MAY 1, 2001
--------------------------------------------------------------------------------
[SIDE NOTE]
THE FUNDS
- Aetna Ascent VP
- Aetna Balanced VP, Inc.
- Aetna Income Shares d/b/a Aetna Bond VP
- Aetna Crossroads VP
- Aetna Growth VP
- Aetna Variable Fund d/b/a Aetna Growth and Income VP
- Aetna Index Plus Large Cap VP
- Aetna International VP
- Aetna Legacy VP
- Aetna Variable Encore Fund d/b/a Aetna Money Market
VP


- Aetna Small Company VP
- Aetna Technology VP
- Aetna Value Opportunity VP
- Calvert Social Balanced Portfolio
- Fidelity Variable Insurance Products Fund (VIP)
Equity-Income Portfolio
- Fidelity Variable Insurance Products Fund (VIP)
Growth Portfolio
- Fidelity Variable Insurance Products Fund (VIP) High
Income Portfolio
- Fidelity Variable Insurance Products Fund (VIP)
Overseas Portfolio
- Fidelity Variable Insurance Products Fund II (VIP II)
Asset Manager Portfolio
- Fidelity Variable Insurance Products Fund II (VIP II)
Contrafund-Registered Trademark- Portfolio
- Fidelity Variable Fund II (VIP II) Index 500
Portfolio
- Janus Aspen Aggressive Growth Portfolio
- Janus Aspen Balanced Portfolio
- Janus Aspen Flexible Income Portfolio
- Janus Aspen Growth Portfolio
- Janus Aspen Worldwide Growth Portfolio

- MFS-Registered Trademark- Global Governments Series


- MFS-Registered Trademark- Total Return Series

- Oppenheimer Aggressive Growth Fund/VA
- Oppenheimer Global Securities Fund/VA
- Oppenheimer Main Street Growth and Income Fund/VA
- Oppenheimer Strategic Bond Fund/VA
- Portfolio Partners, Inc. (PPI) MFS Capital
Opportunities Portfolio
- Portfolio Partners, Inc. (PPI) MFS Emerging Equities
Portfolio
- Portfolio Partners, Inc. (PPI) MFS Research Growth
Portfolio
- Portfolio Partners, Inc. (PPI) Scudder International
Growth Portfolio
- Portfolio Partners, Inc. (PPI) T. Rowe Price Growth
Equity Portfolio
[END SIDE NOTE]

THE CONTRACTS. The contracts described in this prospectus are group or individual "Aetna Marathon
Plus" deferred variable annuity contracts issued by Aetna Insurance Company of America (the Company, we, us, our). They are issued to you, the contract holder, as either a nonqualified deferred annuity; a qualified individual retirement annuity (IRA) under section
408(b) of the Internal Revenue Code of 1986, as amended
(Tax Code); a qualified Roth IRA under section 408A of the Tax Code; or as a qualified contract for use with certain employer sponsored retirement plans.

Prior to May 1, 1998, the contracts were available as tax deferred annuities as described under section
401(a) of the Tax Code.
The contracts are not available as SIMPLE IRAs under Tax Code section 408(p).
WHY READING THIS PROSPECTUS IS IMPORTANT. This prospectus contains facts about the contracts and their investment options that you should know before purchasing. This information will help you decide if the contracts are right for you. Please read this prospectus carefully.
 TABLE OF CONTENTS . . . PAGE 3
INVESTMENT OPTIONS. The contracts offer variable investment options and fixed interest options. When we establish your account you instruct us to direct account dollars to any of the available options.
VARIABLE INVESTMENT OPTIONS. These options are called subaccounts. The subaccounts are within Variable
Annuity Account I (the separate account), a separate account of the Company. Each subaccount invests in one of the mutual funds listed on this page. Earnings on amounts invested in a subaccount will vary depending upon the performance of its underlying fund. You do not invest directly in or hold shares of the funds.
RISKS ASSOCIATED WITH INVESTING IN THE FUNDS. The funds in which the subaccounts invest have various risks.
Information about the risks of investing in the funds is located in the "Investment Options" section on page 12, in Appendix III--Description of Underlying
Funds and in each fund prospectus. Read this prospectus in conjunction with the fund prospectuses, and retain the prospectuses for future reference.

GETTING ADDITIONAL INFORMATION. You may obtain the
May 1, 2001, Statement of Additional Information (SAI) about the separate account by indicating your request on your application or calling us at 1-800-238-6219.
You may also obtain an SAI for any of the funds by calling that number. The Securities and Exchange
Commission (SEC) also makes available to the public reports and information about the separate account and the funds. Certain reports and information, including this prospectus and SAI, are available on the EDGAR
Database on the SEC web site, www.sec.gov, or at the SEC Public Reference Room in Washington, D.C. You may call 1-202-942-8090 or 1-800-SEC-0330 to get information about the operations of the Public
Reference Room. You may obtain copies of reports and other information about the separate account and the funds, after paying a duplicating fee, by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC Public Reference Room, Washington, D.C.
20549-0102. The SAI table of contents is listed on page 51 of this prospectus. The SAI is incorporated into this prospectus by reference.

ADDITIONAL DISCLOSURE INFORMATION. Neither the SEC nor any state securities commission has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different than that contained in this prospectus.

--------------------------------------------------------------------------------

                                    FIXED INTEREST OPTIONS.
                                    -- AICA Guaranteed Account (the Guaranteed
                                    Account)
                                    -- Fixed Account
                                    Except as specifically mentioned, this
                                    prospectus describes only the investment options offered through the separate account. However, we describe the fixed interest options in appendices to this prospectus. There is also a separate Guaranteed Account prospectus.
                                    AVAILABILITY OF OPTIONS. Some funds or fixed interest options may be unavailable through your contract or in your state.


                                    These contracts are not deposits with,
                                    obligations of or guaranteed by any bank, nor are they insured by the FDIC. The contracts are subject to investment risk, including the possible loss of the principal amount of your investment.

                               TABLE OF CONTENTS

   CONTRACT OVERVIEW..............................   4
   Contract Design
   Contract Facts
   Questions: Contacting the Company (sidebar)
   Sending Forms and Written Requests in Good
   Order (sidebar)
   Sending Additional Purchase Payments (sidebar)
   Contract Phases: The Accumulation Phase, The
   Income Phase

 FEE TABLE........................................   6

 CONDENSED FINANCIAL INFORMATION..................  12

 INVESTMENT OPTIONS...............................  12

 TRANSFERS AMONG INVESTMENT OPTIONS...............  14

 PURCHASE AND RIGHTS..............................  15

 RIGHT TO CANCEL..................................  17

 FEES.............................................  18

 YOUR ACCOUNT VALUE...............................  22

 WITHDRAWALS......................................  25

 SYSTEMATIC DISTRIBUTION OPTIONS..................  27

 DEATH BENEFIT....................................  28

 THE INCOME PHASE.................................  33

 TAXATION.........................................  37

 OTHER TOPICS.....................................  46

 The Company -- Variable Annuity Account I -- Contract
 Distribution -- Payment of Commissions -- Payment
 Delay or Suspension -- Performance Reporting --
 Voting Rights -- Contract Modifications -- Transfer of Ownership: Assignment -- Involuntary
 Terminations -- Legal Matters and Proceedings

 CONTENTS OF THE STATEMENT OF ADDITIONAL
 INFORMATION......................................  51

 APPENDIX I -- AICA GUARANTEED ACCOUNT............  52

 APPENDIX II -- FIXED ACCOUNT.....................  55

 APPENDIX III -- DESCRIPTION OF UNDERLYING
 FUNDS............................................  56

 APPENDIX IV -- CONDENSED FINANCIAL INFORMATION...  78

[SIDE NOTE]
QUESTIONS: CONTACTING THE
COMPANY. To answer your questions, contact your sales representative or write or call the Company's Service Center at:
ING Aetna Financial Services
Annuity Services
151 Farmington Avenue
Hartford, CT 06156-1277
1-800-238-6219
SENDING FORMS AND WRITTEN REQUESTS IN GOOD ORDER.
If you are writing to change your beneficiary, request a withdrawal or for any other purpose, contact us or your sales representative to learn what information is required for the request to be in "good order." We can only act upon requests that are received in good order.

SENDING ADDITIONAL PURCHASE PAYMENTS.
Use one of the following addresses when sending additional purchase payments. If using the U.S. Postal Service:
 AICA
 Attn: New Business Unit
 P.O. Box 30670
 Hartford, CT 06150-0670
If using express mail:
 Fleet Bank/AICA #30670
 Lockbox-CT/EH F03E
 99 Founders Plaza, 3rd Floor
 East Hartford, CT 06108
Express mail packages should not be sent to the P.O. Box address.
[END SIDE NOTE]

CONTRACT OVERVIEW
----------------------------------------------

The following is intended as a summary. Please read each section of this prospectus for additional detail.

                                CONTRACT DESIGN
-------------------------------------------------------------------

The contract described in this prospectus is a group or individual deferred variable annuity contract. It is intended to be a retirement savings vehicle that offers a variety of investment options to help meet long-term financial goals. The term "contract" in this prospectus refers to individual contracts and to certificates issued under group contracts.

                                 CONTRACT FACTS
-------------------------------------------------------------------

FREE LOOK/RIGHT TO CANCEL. You may cancel your contract within ten days (some states require more than ten days) of receipt. See "Right To Cancel."

DEATH BENEFIT. Your beneficiary may receive a financial benefit in the event of your death prior to the income phase. Any death benefit during the income phase will depend upon the income phase payment option selected. See "Death Benefit" and "The Income Phase."

WITHDRAWALS. During the accumulation phase you may withdraw all or part of your account value. Certain fees, taxes and early withdrawal penalties may apply. In addition, the Tax Code restricts full and partial withdrawals in some circumstances. See "Withdrawals." Amounts withdrawn from the Guaranteed Account may be subject to a market value adjustment. See Appendix I.

SYSTEMATIC DISTRIBUTION OPTIONS. These are made available for you to receive periodic withdrawals from your account, while retaining the account in the accumulation phase. See "Systematic Distribution Options."

FEES AND EXPENSES. Certain fees and expenses are deducted from the value of your contract. See "Fee Table" and "Fees."

TAXATION. You will generally not pay taxes on any earnings from the annuity contract described in this prospectus until they are withdrawn. Tax-qualified retirement arrangements (e.g., IRAs or 401(a), 403(b) and 457 plans) also defer payment of taxes on earnings until they are withdrawn. If you are considering funding a tax-qualified retirement arrangement with an annuity contract, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. However, annuities do provide other features and benefits which may be valuable to you. You should discuss your decision with your financial representative.

Taxes will generally be due when you receive a distribution. Tax penalties may apply in some circumstances. See "Taxation."

                                CONTRACT PHASES
-------------------------------------------------------------------

I. THE ACCUMULATION PHASE
   (accumulating dollars under your
   contract)

STEP 1: You provide us with your
completed application and initial
purchase payment. We establish an
account for you and credit that
account with

                                    EDGAR REPRESENTATION OF DATA POINTS USED IN
PRINTED                                     GRAPHIC
your initial purchase payment.

STEP 2: You direct us to
invest your purchase payment in one
or more of the following Investment
options:
(a)  Fixed Interest Options; or

                                    Payments to your Account
                                    Step 1
                                    Aetna Insurance Company of America

(A)  STEP 2  (B)

                                    Options Fixed Interest
                                    VARIABLE ANNUITY SEPARATE ACCOUNT I Variable
Investment Options

THE SUBACCOUNTS
A                  B  ETC.

                                    Step 3

MUTUAL  MUTUAL
Fund A  Fund B

(b)  Variable Investment Options.
     (The variable investment
     options are the subaccounts of
     Variable Annuity Account I.
     Each one invests in a specific
     mutual fund.)

STEP 3: Each subaccount you select
purchases shares of its assigned
fund.

II. THE INCOME PHASE (receiving income phase payments from your contract)

When you want to begin receiving payments from your contract, you may select from the options available. The contract offers several income phase payment options (see "The Income Phase"). In general, you may:

-- Receive income phase payments for a specified period of time or for life;

-- Receive income phase payments monthly, quarterly, semi-annually or annually;

-- Select an income phase option that provides for payments to your beneficiary;
   or

-- Select income phase payments that are fixed or vary depending upon the performance of the variable investment options you select.

[SIDE NOTE]
IN THIS SECTION:
-- Maximum Transaction Fees
-- Maximum Fees Deducted from Investments in the Separate Account
-- Fees Deducted by the Funds
-- Hypothetical Examples
ALSO SEE THE "FEES" SECTION FOR:
-- How, When and Why Fees are Deducted
-- Reduction, Waiver and/or Elimination of Certain Fees
-- Premium and Other Taxes
[END SIDE NOTE]

FEE TABLE
----------------------------------------------

The tables and examples in this section show the fees that may affect your account value during the accumulation phase. See "The Income Phase" for fees that may apply after you begin receiving income phase payments under the contract. The fees shown do not reflect any premium tax that may apply.

MAXIMUM TRANSACTION FEES

EARLY WITHDRAWAL CHARGE (As a percentage of the purchase payments withdrawn.)
                    CONTRACTS OTHER THAN ROTH IRA CONTRACTS:

                                                                          EARLY
                     YEARS FROM RECEIPT                                 WITHDRAWAL
                    OF PURCHASE PAYMENT                                   CHARGE

--------------------------------------------------------------------------------

                    Less than 2                                             7%
                    2 or more but less than 4                               6%
                    4 or more but less than 5                               5%
                    5 or more but less than 6                               4%
                    6 or more but less than 7                               3%
                    7 or more                                               0%

                             ROTH IRA CONTRACTS:(1)

                                                                          EARLY
                                                                        WITHDRAWAL
                    COMPLETED ACCOUNT YEARS                               CHARGE

      --------------------------------------------------------------------------

                    Less than 1                                             5%
                    1 or more but less than 2                               4%
                    2 or more but less than 3                               3%
                    3 or more but less than 4                               2%
                    4 or more but less than 5                               1%
                    5 or more                                               0%

ANNUAL MAINTENANCE FEE ............................................... $30.00(2)

TRANSFER CHARGE ....................................................... $0.00(3)

(1) If the purchase payment is a rollover from another contract issued by us or one of our affiliates and the early withdrawal charge was waived, the early withdrawal charge will be based on the number of completed account years since the date of the initial payment to the former contract.

(2) The annual maintenance fee will be waived if your account value is $50,000 or greater on the date this fee is due. See "Fees--Annual Maintenance Fee."

(3) During the accumulation phase we currently allow you 12 free transfers each calendar year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge. See "Transfers."

(4) Under certain contracts the mortality and expense risk charge during the accumulation period may be reduced. See "Fees--Mortality and Expense Risk Charge."

MAXIMUM FEES DEDUCTED FROM INVESTMENTS IN THE SEPARATE ACCOUNT

AMOUNT DURING THE ACCUMULATION PHASE.

(Daily deductions, equal to the following percentages on an annual basis, from amounts invested in the subaccounts.)

-- Contracts other than Roth IRA Contracts Issued before May 1, 1998

        Mortality and Expense Risk Charge                  1.25%(4)
        Administrative Expense Charge                      0.15%
                                                           ----
        Total Separate Account Expenses                    1.40%
                                                           ====

-- Roth IRA Contracts and Contracts Issued on or after May 1, 1998

        Mortality and Expense Risk Charge                  1.10%(4)
        Administrative Expense Charge                      0.15%
                                                           ----
        Total Separate Account Expenses                    1.25%
                                                           ====

AMOUNT DURING THE INCOME PHASE.

(Daily deductions, equal to the following percentages on an annual basis, from amounts invested in the subaccounts.)

-- All Contracts

        Mortality and Expense Risk Charge                          1.25%(4)
        Administrative Expense Charge          0.00%        -      0.25%(5)
                                              --------             ----
        Total Separate Account Expenses        1.25%        -      1.50%
                                              ========             ====

(4) Under certain contracts the mortality and expense risk charge during the accumulation period may be reduced. See "Fees--Mortality and Expense Risk Charge."

(5) We currently do not deduct an administrative expense charge during the income phase; however, we reserve the right to deduct a daily charge of not more than 0.25% per year. See "The Income Phase--Charges Deducted."

FEES DEDUCTED BY THE FUNDS

USING THIS INFORMATION. The following table shows the investment advisory fees and other expenses charged annually by each fund. Fund fees are one factor that impacts the value of a fund share. To learn about additional factors impacting the share value, refer to the fund prospectus.


HOW FEES ARE DEDUCTED. The fund fees are not deducted from account values. Instead, they are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares. Except as noted below, the following figures are a percentage of the average net assets of each fund and are based on figures for the year ended December 31, 2000.



                                 FUND EXPENSE TABLE(1)
                                                 Total Fund                 Net Fund
                                                   Annual                    Annual
                                                  Expenses                  Expenses
                           Investment             Without       Total         After
                            Advisory    Other    Waivers or  Waivers and     Waivers
Fund Name                     Fees     Expenses  Reductions  Reductions   or Reductions
---------                     ----     --------  ----------  ----------   -------------
Aetna Ascent VP(2)             0.60%     0.15%       0.75%       0.00%          0.75%
Aetna Balanced VP, Inc.        0.50%     0.09%       0.59%         --           0.59%
Aetna Bond VP                  0.40%     0.10%       0.50%         --           0.50%
Aetna Crossroads VP(3)         0.60%     0.15%       0.75%       0.05%          0.70%
Aetna Growth VP(2)             0.60%     0.10%       0.70%       0.00%          0.70%
Aetna Growth and Income
  VP                           0.50%     0.08%       0.58%         --           0.58%
Aetna Index Plus Large
  Cap VP(2)                    0.35%     0.09%       0.44%       0.00%          0.44%
Aetna International VP(3)      0.85%     0.49%       1.34%       0.19%          1.15%
Aetna Legacy VP(3)             0.60%     0.16%       0.76%       0.11%          0.65%
Aetna Money Market VP          0.25%     0.09%       0.34%         --           0.34%
Aetna Small Company VP(2)      0.75%     0.12%       0.87%       0.00%          0.87%
Aetna Technology VP(3)         0.95%     0.25%       1.20%       0.05%          1.15%
Aetna Value Opportunity
  VP(2)                        0.60%     0.15%       0.75%       0.00%          0.75%
Calvert Social Balanced
  Portfolio(4)                 0.70%     0.18%       0.88%       0.00%          0.88%
Fidelity VIP
  Equity-Income
  Portfolio(5)                 0.48%     0.08%       0.56%         --           0.56%
Fidelity VIP Growth
  Portfolio(5)                 0.57%     0.08%       0.65%         --           0.65%
Fidelity VIP High Income
  Portfolio                    0.58%     0.10%       0.68%         --           0.68%
Fidelity VIP Overseas
  Portfolio(5)                 0.72%     0.17%       0.89%         --           0.89%
Fidelity VIP II Asset
  Manager Portfolio            0.53%     0.08%       0.61%         --           0.61%
Fidelity VIP II
Contrafund-Registered Trademark-
  Portfolio(5)                 0.57%     0.09%       0.66%         --           0.66%
Fidelity VIP II Index 500
  Portfolio(6)                 0.24%     0.09%       0.33%       0.05%          0.28%
Janus Aspen Aggressive
  Growth Portfolio(7)          0.65%     0.01%       0.66%       0.00%          0.66%
Janus Aspen Balanced
  Portfolio(7)                 0.65%     0.01%       0.66%       0.00%          0.66%
Janus Aspen Flexible
  Income Portfolio(7)          0.65%     0.11%       0.76%       0.00%          0.76%
Janus Aspen Growth
  Portfolio(7)                 0.65%     0.02%       0.67%       0.00%          0.67%
Janus Aspen Worldwide
  Growth Portfolio(7)          0.65%     0.04%       0.69%       0.00%          0.69%
MFS-Registered Trademark-
  Global Governments
  Series(8)                    0.75%     0.32%       1.07%       0.16%          0.91%
MFS-Registered Trademark-
  Total Return Series(9)       0.75%     0.15%       0.90%       0.00%          0.90%
Oppenheimer Aggressive
  Growth Fund/VA               0.62%     0.02%       0.64%         --           0.64%
Oppenheimer Global
  Securities Fund/VA           0.64%     0.04%       0.68%         --           0.68%
Oppenheimer Main Street
  Growth & Income Fund/VA      0.70%     0.03%       0.73%         --           0.73%
Oppenheimer Strategic
  Bond Fund/VA                 0.74%     0.05%       0.79%         --           0.79%
PPI MFS Capital
  Opportunities
  Portfolio(10)                0.65%     0.25%       0.90%       0.00%          0.90%
PPI MFS Emerging Equities
  Portfolio(10)                0.66%     0.13%       0.79%       0.00%          0.79%
PPI MFS Research Growth
  Portfolio(10)                0.69%     0.15%       0.84%       0.00%          0.84%
PPI Scudder International
  Growth Portfolio(10)         0.80%     0.20%       1.00%       0.00%          1.00%
PPI T. Rowe Price Growth
  Equity Portfolio(10)         0.60%     0.15%       0.75%       0.00%          0.75%



FOOTNOTES TO THE "FUND EXPENSE TABLE"



(1) Certain of the fund advisers reimburse the Company for administrative costs incurred in connection with administering the funds as variable funding options under the contract. These reimbursements are separate from the expenses shown above and do not affect, directly or indirectly, the expenses paid by investors.

(2) The investment adviser is contractually obligated through December 31, 2001 to waive all or a portion of its investment advisory fee and/or its administrative services fee and/or to reimburse a portion of other expenses in order to maintain a certain expense ratio. Actual expenses for these funds for the period ended December 31, 2000 were at or below contractual limits.
(3) The investment adviser is contractually obligated through December 31, 2001 to waive all or a portion of its investment advisory fee and/or its administrative services fee and/or to reimburse a portion of other expenses in order to ensure that the fund's total fund annual expenses do not exceed the percentage reflected under "Net Fund Annual Expenses After Waivers or Reductions."
(4) "Other Expenses" reflect an indirect fee of 0.02% relating to an expense offset arrangement with the portfolio's custodian. The amount shown under Total Waivers and Reductions does not reflect a voluntary reduction of fees paid indirectly. If this voluntary reduction of fees paid indirectly was reflected, the amount shown under Net Fund Annual Expenses After Waiver or Reductions would be 0.86%.
(5) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.
(6) The fund's manager has voluntarily agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expenses) exceed 0.28%. This arrangement can be discontinued by the fund's manager at any time. Including this reimbursement, the investment advisory fee, other expenses and total expenses in 2000 were 0.24%, 0.04% and 0.28%, respectively.
(7) Expenses are based upon expenses for the fiscal year ended December 31, 2000, restated to reflect a reduction in the management fee for Aggressive Growth, Balanced, Growth and Worldwide Growth Portfolios. All expenses are shown without the effect of any expense offset arrangements.
(8) The series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. The series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. The "Other Expenses" shown above do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, Net Fund Annual Expenses After Waivers or Reductions would be lower and would equal 0.90% for the series. In addition, MFS has contractually agreed, subject to reimbursement, to bear expenses for the series such that the series' Other Expenses (after taking into account the expense offset arrangement), do not exceed 0.15% of the average daily net assets of the series during the current fiscal year. This contractual fee arrangement will continue until at least May 1, 2002, unless changed with the consent of the board of trustees which oversees the series.
(9) The series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. The series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. The "Other Expenses" shown above do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, Net Fund Annual Expenses After Waivers or Reductions would be lower and would equal 0.89% for the series.
(10) The investment adviser has agreed to reimburse the portfolios for expenses and/or waive its fees, so that, through at least April 30, 2002, the aggregate of each portfolio's expenses will not exceed the combined investment advisory fees and other expenses shown under the Net Fund Annual Expenses After Waivers or Reductions column above.

HYPOTHETICAL EXAMPLE: FOR CONTRACTS OTHER THAN ROTH IRA CONTRACTS


ACCOUNT FEES YOU MAY INCUR OVER TIME. The following hypothetical examples show the fees and expenses paid over time if you invest $1,000 in the contract and assume a 5% annual return on the investment. For the purpose of these examples, we deducted total annual fund expenses, the maximum mortality and expense risk charge of 1.25% annually, an administrative expense charge of 0.15% annually and an annual maintenance fee of $30 (converted to a percentage of assets equal to 0.018%). The total annual fund expenses used are those shown in the "Total Fund Annual Expenses Without Waivers or Reductions" column in the Fund Expense Table.


 -- These examples are purely hypothetical.          EXAMPLE A                           EXAMPLE B
 -- They should not be considered a representation   If you withdraw your entire         If at the end of the periods shown
    of past or future expenses or expected returns.  account value at the end of the     you (1) leave your entire account
 -- Actual expenses and/or returns may be more or    periods shown, you would pay the    value invested or (2) select an
    less than those shown in these examples.         following expenses, including any   income phase payment option, you
                                                     applicable early withdrawal         would pay the following expenses
                                                     charge:                             (no early withdrawal charge is
                                                                                         reflected):*


                                                     1 YEAR  3 YEARS  5 YEARS  10 YEARS  1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                                     ------  -------  -------  --------  ------  -------  -------  --------
Aetna Ascent VP                                       $85     $121     $152      $250     $22      $68     $116      $250
Aetna Balanced VP, Inc.                               $83     $116     $144      $234     $20      $63     $108      $234
Aetna Bond VP                                         $82     $114     $139      $224     $19      $60     $104      $224
Aetna Crossroads VP                                   $85     $121     $152      $250     $22      $68     $116      $250
Aetna Growth VP                                       $84     $120     $149      $245     $21      $66     $114      $245
Aetna Growth and Income VP                            $83     $116     $143      $233     $20      $63     $108      $233
Aetna Index Plus Large Cap VP                         $82     $112     $136      $218     $19      $58     $100      $218
Aetna International VP                                $91     $139     $181      $309     $28      $86     $146      $309
Aetna Legacy VP                                       $85     $122     $152      $251     $22      $68     $117      $251
Aetna Money Market VP                                 $81     $109     $131      $207     $18      $55     $ 95      $207
Aetna Small Company VP                                $86     $125     $158      $262     $23      $71     $122      $262
Aetna Technology VP                                   $89     $135     $174      $295     $26      $81     $139      $295
Aetna Value Opportunity VP                            $85     $121     $152      $250     $22      $68     $116      $250
Calvert Social Balanced Portfolio                     $86     $125     $158      $263     $23      $72     $123      $263
Fidelity VIP Equity-Income Portfolio                  $83     $116     $142      $230     $20      $62     $107      $230
Fidelity VIP Growth Portfolio                         $84     $118     $147      $240     $21      $65     $111      $240
Fidelity VIP High Income Portfolio                    $84     $119     $148      $243     $21      $66     $113      $243
Fidelity VIP Overseas Portfolio                       $86     $126     $159      $264     $23      $72     $123      $264
Fidelity VIP II Asset Manager Portfolio               $83     $117     $145      $236     $21      $64     $109      $236
Fidelity VIP II Contrafund-Registered Trademark-
  Portfolio                                           $84     $119     $147      $241     $21      $65     $112      $241
Fidelity VIP II Index 500 Portfolio                   $81     $108     $130      $206     $18      $55     $ 95      $206
Janus Aspen Aggressive Growth Portfolio               $84     $119     $147      $241     $21      $65     $112      $241
Janus Aspen Balanced Portfolio                        $84     $119     $147      $241     $21      $65     $112      $241
Janus Aspen Flexible Income Portfolio                 $85     $122     $152      $251     $22      $68     $117      $251
Janus Aspen Growth Portfolio                          $84     $119     $148      $242     $21      $65     $112      $242
Janus Aspen Worldwide Growth Portfolio                $84     $119     $149      $244     $21      $66     $113      $244
MFS-Registered Trademark- Global Governments Series   $88     $131     $168      $282     $25      $77     $132      $282
MFS-Registered Trademark- Total Return Series         $86     $126     $159      $265     $23      $72     $124      $265
Oppenheimer Aggressive Growth Fund/VA                 $84     $118     $146      $239     $21      $65     $111      $239
Oppenheimer Global Securities Fund/VA                 $84     $119     $148      $243     $21      $66     $113      $243
Oppenheimer Main Street Growth & Income Fund/VA       $85     $121     $151      $248     $22      $67     $115      $248
Oppenheimer Strategic Bond Fund/VA                    $85     $123     $154      $254     $22      $69     $118      $254
PPI MFS Capital Opportunities Portfolio               $86     $126     $159      $265     $23      $72     $124      $265
PPI MFS Emerging Equities Portfolio                   $85     $123     $154      $254     $22      $69     $118      $254
PPI MFS Research Growth Portfolio                     $86     $124     $156      $259     $23      $71     $121      $259
PPI Scudder International Growth Portfolio            $87     $129     $164      $275     $24      $75     $129      $275
PPI T. Rowe Price Growth Equity Portfolio             $85     $121     $152      $250     $22      $68     $116      $250


--------------------------

* This example does not apply during the income phase if you select a nonlifetime income phase payment option with variable payments and take a lump-sum withdrawal after payments start. In this case the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge (refer to Example A).

HYPOTHETICAL EXAMPLE: FOR ROTH IRA CONTRACTS


ACCOUNT FEES YOU MAY INCUR OVER TIME. The following hypothetical examples show the fees and expenses paid over time if you invest $1,000 in the contract and assume a 5% annual return on the investment. For the purpose of these examples, we deducted total annual fund expenses, the maximum mortality and expense risk charge of 1.10% annually, an administrative expense charge of 0.15% annually and an annual maintenance fee of $30 (converted to a percentage of assets equal to 0.018%). The total annual fund expenses used are those shown in the "Total Fund Annual Expenses Without Waivers or Reductions" column in the Fund Expense Table.


 -- These examples are purely hypothetical.          EXAMPLE A                           EXAMPLE B
 -- They should not be considered a representation   If you withdraw your entire         If at the end of the periods shown
    of past or future expenses or expected returns.  account value at the end of the     you (1) leave your entire account
 -- Actual expenses and/or returns may be more or    periods shown, you would pay the    value invested or (2) select an
    less than those shown in these examples.         following expenses, including any   income phase payment option, you
                                                     applicable early withdrawal         would pay the following expenses
                                                     charge:                             (no early withdrawal charge is
                                                                                         reflected):*


                                                     1 YEAR  3 YEARS  5 YEARS  10 YEARS  1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                                     ------  -------  -------  --------  ------  -------  -------  --------
Aetna Ascent VP                                       $56      $81     $109      $235     $20      $63     $109      $235
Aetna Balanced VP, Inc.                               $55      $76     $100      $218     $19      $58     $100      $218
Aetna Bond VP                                         $54      $73     $ 96      $208     $18      $56     $ 96      $208
Aetna Crossroads VP                                   $56      $81     $109      $235     $20      $63     $109      $235
Aetna Growth VP                                       $56      $80     $106      $229     $20      $62     $106      $229
Aetna Growth and Income VP                            $55      $76     $100      $217     $19      $58     $100      $217
Aetna Index Plus Large Cap VP                         $53      $72     $ 93      $202     $17      $54     $ 93      $202
Aetna International VP                                $62      $99     $138      $294     $26      $81     $138      $294
Aetna Legacy VP                                       $56      $81     $109      $236     $21      $64     $109      $236
Aetna Money Market VP                                 $52      $69     $ 88      $191     $16      $51     $ 88      $191
Aetna Small Company VP                                $58      $85     $115      $247     $22      $67     $115      $247
Aetna Technology VP                                   $61      $95     $131      $280     $25      $77     $131      $280
Aetna Value Opportunity VP                            $56      $81     $109      $235     $20      $63     $109      $235
Calvert Social Balanced Portfolio                     $58      $85     $115      $248     $22      $67     $115      $248
Fidelity VIP Equity-Income Portfolio                  $54      $75     $ 99      $215     $19      $58     $ 99      $215
Fidelity VIP Growth Portfolio                         $55      $78     $104      $224     $19      $60     $104      $224
Fidelity VIP High Income Portfolio                    $56      $79     $105      $227     $20      $61     $105      $227
Fidelity VIP Overseas Portfolio                       $58      $85     $116      $249     $22      $68     $116      $249
Fidelity VIP II Asset Manager Portfolio               $55      $77     $102      $220     $19      $59     $102      $220
Fidelity VIP II Contrafund-Registered Trademark-
  Portfolio                                           $55      $78     $104      $225     $20      $61     $104      $225
Fidelity VIP II Index 500 Portfolio                   $52      $68     $ 87      $190     $16      $50     $ 87      $190
Janus Aspen Aggressive Growth Portfolio               $55      $78     $104      $225     $20      $61     $104      $225
Janus Aspen Balanced Portfolio                        $55      $78     $104      $225     $20      $61     $104      $225
Janus Aspen Flexible Income Portfolio                 $56      $81     $109      $236     $21      $64     $109      $236
Janus Aspen Growth Portfolio                          $56      $79     $105      $226     $20      $61     $105      $226
Janus Aspen Worldwide Growth Portfolio                $56      $79     $106      $228     $20      $61     $106      $228
MFS-Registered Trademark- Global Governments Series   $60      $91     $125      $267     $24      $73     $125      $267
MFS-Registered Trademark- Total Return Series         $58      $86     $116      $250     $22      $68     $116      $250
Oppenheimer Aggressive Growth Fund/VA                 $55      $78     $103      $223     $19      $60     $103      $223
Oppenheimer Global Securities Fund/VA                 $56      $79     $105      $227     $20      $61     $105      $227
Oppenheimer Main Street Growth & Income Fund/VA       $56      $81     $108      $233     $20      $63     $108      $233
Oppenheimer Strategic Bond Fund/VA                    $57      $82     $111      $239     $21      $65     $111      $239
PPI MFS Capital Opportunities Portfolio               $58      $86     $116      $250     $22      $68     $116      $250
PPI MFS Emerging Equities Portfolio                   $57      $82     $111      $239     $21      $65     $111      $239
PPI MFS Research Growth Portfolio                     $57      $84     $113      $244     $21      $66     $113      $244
PPI Scudder International Growth Portfolio            $59      $89     $121      $260     $23      $71     $121      $260
PPI T. Rowe Price Growth Equity Portfolio             $56      $81     $109      $235     $20      $63     $109      $235


--------------------------

* This example does not apply during the income phase if you select a nonlifetime income phase payment option with variable payments and take a lump-sum withdrawal after payments start. In this case the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge (refer to Example A).

CONDENSED FINANCIAL INFORMATION
----------------------------------------------

UNDERSTANDING CONDENSED FINANCIAL INFORMATION. In Appendix IV of this prospectus, we provide condensed financial information about the Variable Annuity Account I (the separate account) subaccounts you may invest in through the contract. The numbers show the year-end unit values of each subaccount from the time purchase payments were first received in the subaccounts under the contract.

INVESTMENT OPTIONS
----------------------------------------------

The contract offers variable investment options and fixed interest options.

VARIABLE INVESTMENT OPTIONS. These options are called subaccounts. The subaccounts are within Variable Annuity Account I (the separate account), a separate account of the Company. Each subaccount invests in a specific mutual fund. You do not invest directly in or hold shares of the funds.


-- MUTUAL FUND (FUND) DESCRIPTIONS: We provide brief descriptions of the funds in Appendix III. Investment results of the funds are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Unless otherwise noted, all funds are diversified as defined under the Investment Company Act of 1940. Refer to the fund prospectuses for additional information. Fund prospectuses may be obtained, free of charge, from our Service Center at the address and phone number listed in "Contract Overview--Questions: Contacting the Company," by accessing the SEC's web site or by contacting the SEC Public Reference Room.


FIXED INTEREST OPTIONS. If available in your state, the AICA Guaranteed Account (the Guaranteed Account) or the Fixed Account. The Guaranteed Account offers certain guaranteed minimum interest rates for a stated period of time. Amounts must remain in the Guaranteed Account for specific periods to receive the quoted interest rates, or a market value adjustment will be applied. The market value adjustment may be positive or negative. The Fixed Account guarantees payment of the minimum interest rate specified in the contract. The Fixed Account is only available in certain states. For a description of these options, see Appendices I and II and the Guaranteed Account prospectus.

 SELECTING INVESTMENT OPTIONS

 - CHOOSE OPTIONS APPROPRIATE FOR YOU. Your sales representative can help you evaluate which investment options may be appropriate for your financial goals.
 - UNDERSTAND THE RISKS ASSOCIATED WITH THE OPTIONS YOU CHOOSE. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have values that rise and fall more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to risks not associated with domestic investments, and their investment performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks.
 - BE INFORMED. Read this prospectus, the fund prospectuses, the Guaranteed Account and Fixed Account appendices and the Guaranteed Account prospectus.

LIMITS ON AVAILABILITY OF OPTIONS. Some funds or fixed interest options may be unavailable through your contract or in your state. We may add, withdraw or substitute funds, subject to the conditions in your contract and compliance with regulatory requirements.


LIMITS ON HOW MANY INVESTMENT OPTIONS YOU MAY SELECT. Although there is currently no limit, we reserve the right to limit the number of investment options you may select at any one time or during the life of the contract. For purposes of determining any limit, each subaccount and each guaranteed term of the Guaranteed Account, or an investment in the Fixed Account in certain contracts where the Guaranteed Account is not available, will be considered an option.


LIMITS IMPOSED BY THE UNDERLYING FUND. Orders for the purchase of fund shares may be subject to acceptance by the fund. We reserve the right to reject, without prior notice, any allocation of a purchase payment to a subaccount if the subaccount's investment in the corresponding fund is not accepted by the fund for any reason.

ADDITIONAL RISKS OF INVESTING IN THE FUNDS (MIXED AND SHARED FUNDING).

"Shared funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts.

"Mixed funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

-- Shared--bought by more than one company.

-- Mixed--bought for annuities and life insurance.

It is possible that a conflict of interest may arise due to mixed and/or shared funding, which could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each fund's Board of Directors or Trustees will monitor events to identify any conflicts which may arise and to determine what action, if any, should be taken to address such conflicts.

TRANSFERS AMONG INVESTMENT OPTIONS
----------------------------------------------

You may transfer amounts among the available subaccounts. During the accumulation phase we allow you 12 free transfers each calendar year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge. During the income phase, if approved in your state, transfers are limited to four per year and allowed only if you select variable payments.

Transfers from the Guaranteed Account are subject to certain restrictions and may be subject to a market value adjustment. Transfers from the Fixed Account are subject to certain restrictions, and transfers into the Fixed Account from any of the other investment options are not allowed. Transfers must be made in accordance with the terms of your contract.

TRANSFER REQUESTS. Requests may be made in writing, by telephone or, where applicable, electronically.

LIMITS ON FREQUENT TRANSFERS. The contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the market. Such frequent trading can disrupt management of a fund and raise its expenses. This in turn can have an adverse effect on fund performance. Accordingly, organizations or individuals that use market-timing investment strategies and make frequent transfers should not purchase the contract.

We reserve the right to restrict, in our sole discretion and without prior notice, transfers initiated by a market-timing organization or individual or other party authorized to give transfer instructions on behalf of multiple contract holders. Such restrictions could include: (1) not accepting transfer instructions from an agent acting on behalf of more than one contract holder; and (2) not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one contract holder at a time.

We further reserve the right to impose, without prior notice, restrictions on transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other contract holders.

Additionally, orders for the purchase of fund shares may be subject to acceptance by the fund. We reserve the right to reject, without prior notice, any transfer request to a subaccount if the subaccount's investment in the corresponding fund is not accepted for any reason.

VALUE OF YOUR TRANSFERRED DOLLARS. The value of amounts transferred into or out of subaccounts will be based on the subaccount unit values next determined after we receive your transfer request in good order at our Service Center or, if you are participating in the dollar cost averaging or account rebalancing programs, after your scheduled transfer or reallocation.

TELEPHONE AND ELECTRONIC TRANSACTIONS: SECURITY MEASURES. To prevent fraudulent use of telephone and electronic transactions (including, but not limited to, internet transactions), we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a personal identification number (PIN) to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from telephone or electronic instructions we believe to be genuine. If a loss occurs when rely on such instructions, you will bear the loss.

THE DOLLAR COST AVERAGING PROGRAM. Dollar cost averaging is an investment strategy whereby you purchase fixed dollar amounts of an investment at regular intervals, regardless of price. Under this program a fixed dollar amount is automatically transferred from certain subaccounts, the Guaranteed Account or Fixed Account to any of the other subaccounts. A market value adjustment will not be applied to dollar cost averaging transfers from a guaranteed term of the Guaranteed Account during participation in the dollar cost averaging program. If such participation is discontinued, we will automatically transfer the remaining balance in that guaranteed term to another guaranteed term of the same duration, unless you initiate a transfer into another investment option. In either case a market value adjustment will apply. See Appendix I for more information about dollar cost averaging from the Guaranteed Account. If dollar cost averaging is stopped with respect to amounts invested in the Fixed Account, the remaining balance will be transferred to the money market subaccount.

Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. There is no additional charge for this program and transfers made under this program do not count as transfers when determining the number of free transfers that may be made each calendar year. For additional information about this program, contact your sales representative or call us at the number listed in "Contract Overview--Questions:
Contacting the Company."

In certain states purchase payments allocated to the Fixed Account may require participation in the dollar cost averaging program.


THE ACCOUNT REBALANCING PROGRAM. Account rebalancing allows you to reallocate your account value to match the investment allocations you originally selected. Only account values invested in the subaccounts may be rebalanced. We automatically reallocate your account value annually (or more frequently as we allow). Account rebalancing neither ensures a profit nor guarantees against loss in a declining market. There is no additional charge for this program and transfers made under this program do not count as transfers when determining the number of free transfers that may be made each calendar year. You may participate in this program by completing the account rebalancing section of your application or by contacting us at the address and/or number listed in "Contract Overview--Questions: Contacting the Company."


PURCHASE AND RIGHTS
----------------------------------------------

HOW TO PURCHASE

-- Individual Contracts. In some states, where group contracts are not available, you may purchase the contract directly from us by completing an application and delivering it and your initial purchase payment to us. Upon our approval we will issue you a contract and set up an account for you under the contract.

-- Group Contracts. In most states we have distributors, usually broker-dealers or banks, who hold the contract as a group contract (see "Other Topics-- Contract Distribution"). You may purchase an interest (or, in other words, participate) in the group contract by contacting a distributor and completing an application and delivering it with your initial purchase payment to that distributor. Upon our approval, we will set up an account for you under the group contract and issue you a certificate showing your rights under the contract.


-- Joint Contracts (generally spouses). For a nonqualified contract, you may participate in a group contract as a joint contract holder. References to "contract holder" in this prospectus mean both contract holders under joint contracts. Tax law prohibits the purchase of qualified contracts by joint contract holders.

MAXIMUM ISSUE AGE. The maximum issue age for you and the annuitant (if you are not the annuitant) on the date we establish your account is 90 (age 85 for those contracts issued in Pennsylvania).

YOUR RIGHTS UNDER THE CONTRACT

-- Individual Contracts. You have all contract rights.

-- Group Contracts. The holder of the group contract has title to the contract and, generally, only the right to accept or reject any modifications to the contract. You have all other rights to your account under the contract.

-- Joint Contracts. Joint contract holders have equal rights under the contract with respect to their account. All rights under the contract must be exercised by both joint contract holders with the exception of transfers among investment options. See the "Death Benefit" section for the rights of the surviving joint contract holder upon the death of a joint contract holder prior to the income phase start date.

PURCHASE PAYMENT METHODS.  The following purchase payment methods are allowed:

-- One lump sump;

-- Periodic payments; or

-- Transfer or rollover from a pre-existing retirement plan or account.*

We reserve the right to reject any payments to a prospective or existing account without advance notice.

* In some states an IRA contract can only accept a lump-sum, rollover payment.

PURCHASE PAYMENT AMOUNTS. The minimum initial purchase payment amounts are as follows:

                                              NONQUALIFIED       QUALIFIED
 Maximum Initial Purchase Payment                $5,000            $1,500

Additional purchase payments must be at least $50 (we may change this amount from time to time). A purchase payment of more than $1,000,000 will be allowed only with our consent.

ACCEPTANCE OR REJECTION OF YOUR APPLICATION. We must accept or reject your application within two business days of receipt. If the application is incomplete, we may hold any forms and accompanying purchase payment(s) for five business days. We may hold purchase payments for longer periods, pending acceptance of the application, only with your permission. If the application is rejected, the application and any purchase payments will be returned to you.

ALLOCATING PURCHASE PAYMENTS TO THE INVESTMENT OPTIONS. We will allocate your purchase payments among the investment options you select. Allocations must be in whole percentages and there may be limits on the number of investment options you may select. When selecting investment options you may find it helpful to review the "Investment Options" section.

RIGHT TO CANCEL
----------------------------------------------

WHEN AND HOW TO CANCEL. You may cancel your contract within ten days of receipt (some states require more than ten days) by returning it to our Service Center along with a written notice of cancellation.

REFUNDS. We will issue you a refund within seven days of our receipt of your contract and written notice of cancellation. Unless your state requires otherwise or unless you purchased an IRA, your refund will equal the purchase payments made plus any earnings or minus any losses attributable to those purchase payments allocated among the subaccounts. In other words, you will bear the entire investment risk for amounts allocated among the subaccounts during this period and the amount refunded could be less than the amount paid. If your state requires or if you purchased an IRA, we will refund all purchase payments made.

If the purchase payments for your canceled contract came from a rollover from another contract issued by us or one of our affiliates where an early withdrawal charge was reduced or eliminated, the purchase payments will be restored to your prior contract.

[SIDE NOTE]
TYPES OF FEES
There are four types of fees or deductions that may affect your account. TRANSACTION FEES
- Early Withdrawal Charge
- Annual Maintenance Fee
- Transfer Charge
FEES DEDUCTED FROM INVESTMENTS IN THE SEPARATE ACCOUNT
- Mortality and Expense
 Risk Charge
- Administrative Expense
 Charge
FEES DEDUCTED BY THE FUNDS
- Investment Advisory Fees
- Other Expenses
PREMIUM AND OTHER TAXES
[END SIDE NOTE]

FEES
----------------------------------------------

The following repeats and adds to information provided in the "Fee Table" section. Please review both sections for information on fees.

TRANSACTION FEES

EARLY WITHDRAWAL CHARGE

Withdrawals of all or a portion of your account value may be subject to a charge.

AMOUNT. A percentage of the purchase payments that you withdraw. The percentage will be determined by the early withdrawal charge schedule that applies to your account.

EARLY WITHDRAWAL CHARGE SCHEDULES
                    CONTRACTS OTHER THAN ROTH IRA CONTRACTS

                                                                          EARLY
                    YEARS FROM RECEIPT                                  WITHDRAWAL
                    OF PURCHASE PAYMENT                                   CHARGE

      --------------------------------------------------------------------------

                    Less than 2                                             7%
                    2 or more but less than 4                               6%
                    4 or more but less than 5                               5%
                    5 or more but less than 6                               4%
                    6 or more but less than 7                               3%
                    7 or more                                               0%

                             ROTH IRA CONTRACTS(1)

                                                                          EARLY
                                                                        WITHDRAWAL
                    COMPLETED ACCOUNT YEARS                               CHARGE

      --------------------------------------------------------------------------

                    Less than 1                                             5%
                    1 or more but less than 2                               4%
                    2 or more but less than 3                               3%
                    3 or more but less than 4                               2%
                    4 or more but less than 5                               1%
                    5 or more                                               0%

(1)If the purchase payment is a rollover from another contract issued by us or one of our affiliates and the early withdrawal charge has been waived, the early withdrawal charge will be based on the number of completed account years since the date of the initial purchase payment to the former contract.

PURPOSE. This is a deferred sales charge. It reimburses us for some of the sales and administrative expenses associated with the contract. If our expenses are greater than the amount we collect for the early withdrawal charge, we may use any of our corporate assets, including potential profit that may arise from the mortality and expense risk charge, to make up any difference.

FIRST IN, FIRST OUT. The early withdrawal charge is calculated separately for each purchase payment withdrawn. For purposes of calculating your early withdrawal charge, we consider that your first purchase payment to the account (first in) is the first you withdraw (first out).

For example: For contracts other than Roth IRAs, we calculate the early withdrawal charge based on the number of years since the purchase payment was received. If your initial purchase payment was made three years ago, we will deduct an early withdrawal charge equal to 6% of the portion of that purchase payment withdrawn. The next time you make a withdrawal we will assess the charge against the portion of the first purchase payment that you did not withdraw and/or your subsequent purchase payments to your account in the order they were received.

For Roth IRAs, we calculate the early withdrawal charge based on the number of completed account years. If three years have elapsed since your initial purchase payment was made, we will deduct an early withdrawal charge equal to 2% of the portion of that purchase payment withdrawn. The next time you make a withdrawal we will assess the charge against the portion of the first purchase payment that you did not withdraw and/or your subsequent purchase payments to your account in the order they were received.

Earnings may be withdrawn after all purchase payments have been withdrawn. There is no early withdrawal charge for withdrawal of earnings.

FREE WITHDRAWALS. There is no early withdrawal charge if, during each calendar year, the amount withdrawn is 10% or less than:

-- Your account value as of the last valuation day of the preceding calendar year or the date of your first purchase payment, whichever is later (if approved in your state); or

-- Your account value on the next valuation day after we receive your withdrawal request.

The free withdrawal amount will be adjusted for amounts withdrawn under a systematic distribution option or taken as a required minimum distribution during the calendar year.

WAIVER. The early withdrawal charge is waived for purchase payments withdrawn if the withdrawal is:

-- Used to provide income phase payments to you;

-- Paid due to the annuitant's death during the accumulation phase in an amount up to the sum of purchase payments made, minus the total of all partial withdrawals, amounts applied to an income phase payment option and deductions made prior to the annuitant's death;

-- Paid upon a full withdrawal where your account value is $2,500 or less and no part of the account has been withdrawn during the prior 12 months;

-- Taken because of the election of a systematic distribution option but, with respect to the Systematic Withdrawal Option (SWO) and the Life Expectancy Option (LEO), only to the extent that the amount taken is 10% or less of your account value on the later of the date we established your account or the most recent anniversary of that date (see "Systematic Distribution Options");

-- Applied as a rollover to certain Roth IRAs issued by us or an affiliate;

-- If approved in your state, taken under a qualified contract, when the amount withdrawn is equal to the minimum distribution required by the Tax Code for your account calculated using a method permitted under the Tax Code and agreed to by us (including required minimum distributions using the Estate Conservation Option (ECO) systematic distribution option); or

-- Paid upon termination of your account by us (see "Other Topics--Involuntary
   Terminations").

NURSING HOME WAIVER. You may withdraw all or a portion of your account value without an early withdrawal charge if:

-- More than one year has elapsed since the account effective date;

-- The withdrawal is requested within three years of the annuitant's admission to a licensed nursing care facility (in New Hampshire non-licensed facilities are included); and

-- The annuitant has spent at least 45 consecutive days in such nursing care facility.

We will not waive the early withdrawal charge if the annuitant was in a nursing care facility on the date we established your account. It will also not apply if otherwise prohibited by state law.

ANNUAL MAINTENANCE FEE

MAXIMUM AMOUNT.  $30.00

WHEN/HOW. Each year during the accumulation phase we deduct this fee from your account value. We deduct it on your account anniversary and at the time of full withdrawal. It is deducted proportionally from each investment option.

PURPOSE. This fee reimburses us for our administrative expenses related to the establishment and maintenance of your account.

ELIMINATION. We will not deduct the annual maintenance fee if your account value is $50,000 or more on the date this fee is to be deducted.

TRANSFER CHARGE

AMOUNT. During the accumulation phase we currently allow you 12 free transfers each calendar year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge.

PURPOSE. This charge reimburses us for administrative expenses associated with transferring your dollars among investment options.

FEES DEDUCTED FROM INVESTMENTS IN THE SEPARATE ACCOUNT

MORTALITY AND EXPENSE RISK CHARGE

MAXIMUM AMOUNT. During the accumulation phase the amount of this charge depends upon which contract you purchase. The amount of this charge, on an annual basis, is equal to the following percentages of your account value invested in the subaccounts:

 -  Contracts other than Roth IRAs Issued before
 May 1, 1998......................................        1.25%
 -  Contracts Issued on or after May 1, 1998, and
 all Roth IRA Contracts...........................        1.10%


During the income phase this charge, on an annual basis, is equal to 1.25% of amounts held in the subaccounts. See "The Income Phase--Charges Deducted."


WHEN/HOW. We deduct this charge daily from the subaccounts corresponding to the funds you select. We do not deduct this charge from any fixed interest option.

PURPOSE. This charge compensates us for the mortality and expense risks we assume under the contract.

-- The mortality risks are those risks associated with our promise to make lifetime income phase payments based on annuity rates specified in the contract.

-- The expense risk is the risk that the actual expenses we incur under the contract will exceed the maximum costs that we can charge.

If the amount we deduct for this charge is not enough to cover our mortality costs and expenses under the contract, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from this charge.

ADMINISTRATIVE EXPENSE CHARGE

MAXIMUM AMOUNT. During the accumulation phase the amount of this charge, on an annual basis, is equal to 0.15% of your account value invested in the subaccounts. There is currently no administrative expense charge during the income phase. We reserve the right, however, to charge an administrative expense charge of up to 0.25% during the income phase.

WHEN/HOW. If imposed, we deduct this charge daily from the subaccounts corresponding to the funds you select. We do not deduct this charge from the fixed interest options. This charge may be assessed during the accumulation phase or the income phase. If we are currently imposing this charge when you enter the income phase, the charge will apply to you during the entire income phase.

PURPOSE. This charge helps defray our administrative expenses that cannot be covered by the mortality and expense risk charge described above. This charge is not intended to exceed the average expected cost of administering the contract. We do not expect to make a profit from this charge.

REDUCTION OR ELIMINATION OF CERTAIN FEES

When sales of the contract are made to individuals or a group of individuals in a manner that results in savings of sales or administrative expenses, we may reduce or eliminate the early withdrawal charge, annual maintenance fee, mortality and expense risk charge or administrative expense charge. Our decision to reduce or eliminate any of these fees will be based on one or more of the following:

-- The size and type of group to whom the contract is offered;

-- The amount of expected purchase payments;

-- A prior or existing relationship with the Company, such as being an employee or former employee of the Company or one of our affiliates, receiving distributions or making transfers from other contracts issued by us or one of our affiliates or transferring amounts held under qualified retirement plans sponsored by us or one of our affiliates;

-- The type and frequency of administrative and sales services provided; or

-- The level of annual maintenance fees and early withdrawal charges.

In the case of an exchange of another contract issued by us or one of our affiliates where the early withdrawal charge has been waived, the early withdrawal charge for certain contracts offered by this prospectus may be determined based on the dates purchase payments were received in the prior contract.

The reduction or elimination of any of these fees will not be unfairly discriminatory against any person and will be done according to our rules in effect at the time the contract is issued. We reserve the right to change these rules from time to time. The right to reduce or eliminate any of these fees may be subject to state approval.

FEES DEDUCTED BY THE FUNDS

MAXIMUM AMOUNT. Each fund's advisory fee and expenses are different. They are set forth in "Fee Table--Fees Deducted by the Funds" and described in more detail in each fund prospectus.

WHEN/HOW. A fund's fees and expenses are not deducted from your account value. Instead, they are reflected in the daily value of fund shares which, in turn, will affect the daily value of the subaccounts.

PURPOSE. These fees and expenses help to pay the fund's investment adviser and operating expenses.

PREMIUM AND OTHER TAXES

MAXIMUM AMOUNT. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon the jurisdiction.


WHEN/HOW. We reserve the right to deduct a charge for premium taxes from your account value or from purchase payments to the account at any time, but not before there is a tax liability under state law. For example, we may deduct a charge for premium taxes at the time of a complete withdrawal or we may reflect the cost of premium taxes in our income phase payment rates when you commence income phase payments.



We will not deduct a charge for any municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity purchase rates.


In addition, we reserve the right to assess a charge for any federal taxes due against the separate account. See "Taxation."

YOUR ACCOUNT VALUE
----------------------------------------------

During the accumulation phase your account value at any given time equals:

-- The current dollar value of amounts invested in the subaccounts; plus

-- The current dollar values of amounts invested in the fixed interest options, including interest earnings to date.

SUBACCOUNT ACCUMULATION UNITS. When you select a fund as an investment option, your account dollars invest in "accumulation units" of the Variable Annuity Account I subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an "accumulation unit value," as described below, for each unit.

ACCUMULATION UNIT VALUE (AUV). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The AUV varies daily in relation to the underlying fund's investment performance. The value also reflects deductions for fund fees and expenses, the mortality and expense risk charge and the administrative expense charge (if any). We discuss these deductions in more detail in "Fee Table" and "Fees."

VALUATION. We determine the AUV every normal business day after the close of the New York Stock Exchange. At that time we calculate the current AUV by multiplying the AUV last calculated by the "net investment factor" of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor

NET INVESTMENT FACTOR. The net investment factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net investment rate.

NET INVESTMENT RATE.   The net investment rate is computed according to a
formula that is equivalent to the following:

-- The net assets of the fund held by the subaccount as of the current valuation; minus

-- The net assets of the fund held by the subaccount at the preceding valuation;
   plus or minus

-- Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by

-- The total value of the subaccount's units at the preceding valuation; minus

-- A daily deduction for the mortality and expense risk charge, the administrative expense charge, if any, and any other fees deducted from investments in the separate account, such as guarantee charges for the Aetna GET fund. See "Fees."

The net investment rate may be either positive or negative.

HYPOTHETICAL ILLUSTRATION. As a hypothetical illustration assume that your initial purchase payment to a qualified contract is $5,000 and you direct us to invest $3,000 in Fund A and $2,000 in Fund B. Also assume that on the day we receive the purchase payment the applicable AUVs after the next close of business of the New York Stock Exchange are $10 for Subaccount A and $20 for Subaccount I. Your account is credited with 300 accumulation units of Subaccount A and 100 accumulation units of Subaccount B.

                                          STEP 1:  You make an initial purchase
                                          payment of $5000.

                                          STEP 2:
                                          A. You direct us to invest $3,000
                                             in Fund A. The purchase payment
                                             purchases 300 accumulation units of
                                             Subaccount A ($3,000 divided by the
                                             current $10 AUV).

                                          B. You direct us to invest $2,000 in
                                             Fund B. The purchase payment
                                             purchases 100 accumulation units of

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
                                             Subaccount I ($2,000 divided by the
                                             current $20 AUV).

                                          STEP 3: The separate account purchases
                                          shares of the applicable funds at the
                                          then current market value (net asset
                                          value or NAV).

$5,000 Purchase Payment
STEP 1
Aetna Insurance Company of America

     STEP 2

VARIABLE ANNUITY ACCOUNT I
Subaccount A                Subaccount B  Etc.
300                                  100
accumulation                accumulation
units                              units

STEP 3

MUTUAL  MUTUAL
Fund A  Fund B

                                          Each fund's subsequent investment
                                          performance, expenses and charges, and
                                          the daily charges deducted from the
                                          subaccount, will cause the AUV to move
                                          up or down on a daily basis.


PURCHASE PAYMENTS TO YOUR ACCOUNT. If all or a portion of your initial purchase payment is directed to the subaccounts, it will purchase subaccount accumulation units at the AUV next computed after our acceptance of your application as described in "Purchase and Rights." Subsequent purchase payments or transfers directed to the subaccounts will purchase subaccount accumulation units at the AUV next computed following our receipt of the purchase payment or transfer request in good order. The AUV will vary day to day.

[SIDE NOTE]
TAXES, FEES AND DEDUCTIONS
Amounts withdrawn may be subject to one or more of the following:
-- Early Withdrawal Charge (see "Fees--Early Withdrawal Charge")
-- Annual Maintenance Fee (see "Fees--Annual Maintenance Fee")
-- Market Value Adjustment for amounts held in the Guaranteed Account (see
   Appendix I and the Guaranteed Account prospectus)
-- Tax Penalty (see "Taxation")
-- Tax Withholding (see "Taxation")
To determine which may apply to you, refer to the appropriate sections of this prospectus, contact your sales representative or call us at the number listed in "Contract Overview--Questions: Contacting the Company."
[END SIDE NOTE]

WITHDRAWALS
----------------------------------------------

You may withdraw all or a portion of your account value at any time during the accumulation phase. If you participate in the contract through a 403(b) plan, certain restrictions apply. See "Restrictions on Withdrawals from 403(b) Plan Accounts."

STEPS FOR MAKING A WITHDRAWAL

-- Select the withdrawal amount.

(1) Full Withdrawal: You will receive, reduced by any required withholding tax, your account value allocated to the subaccounts, the Guaranteed Account (plus or minus any applicable market value adjustment) and the Fixed Account, minus any applicable early withdrawal charge and annual maintenance fee.

(2) Partial Withdrawal (Percentage or Specified Dollar Amount): You will receive, reduced by any required withholding tax, the amount you specify, subject to the value available in your account. However, the amount actually withdrawn from your account will be adjusted by any applicable early withdrawal charge and any positive or negative market value adjustment for amounts withdrawn from the Guaranteed Account. See Appendices I and II and the Guaranteed Account prospectus for more information about withdrawals from the Guaranteed Account and the Fixed Account.


-- Select investment options. If you do not specify this, we will withdraw dollars in the same proportion as the values you hold in the various investment options bear to your total account value.


-- Properly complete a disbursement form and deliver it to our Service Center.

RESTRICTIONS ON WITHDRAWALS FROM 403(b) PLAN ACCOUNTS.

Under Section 403(b) contracts the withdrawal of salary reduction contributions and earnings on such contributions is generally prohibited prior to the participant's death, disability, attainment of age 59 1/2, separation from service or financial hardship. See "Taxation."

CALCULATION OF YOUR WITHDRAWAL. We determine your account value every normal business day after the close of the New York Stock Exchange. We pay withdrawal amounts based on your account value as of the next valuation after we receive a request for withdrawal in good order at our Service Center.

DELIVERY OF PAYMENT. Payments for withdrawal requests will be made in accordance with SEC requirements. Normally, your withdrawal amount will be sent no later than seven calendar days following our receipt of your properly-completed disbursement form in good order.


REINSTATING A FULL WITHDRAWAL. Within 30 days after a full withdrawal, if allowed by law and the contract, you may elect to reinstate all or a portion of your withdrawal. We must receive any reinstated amounts within 60 days of the withdrawal. We reserve the right, however, to accept a reinstatement election received more than 30 days after the withdrawal and accept proceeds received more than 60 days after the withdrawal. We will credit your account for the amount reinstated based on the subaccount values next computed following our receipt of your request and the amount to be reinstated. We will credit the amount reinstated proportionally for annual maintenance fees and early withdrawal charges imposed at the time of withdrawal. We will deduct from the amounts reinstated any annual maintenance fee which fell due after the withdrawal and before the reinstatement. We will reinstate in the same investment options and proportions in place at the time of withdrawal. The reinstatement privilege may be used only once. Special rules apply to reinstatements of amounts withdrawn from the Guaranteed Account (see Appendix I and the Guaranteed Account prospectus). We will not credit your account for market value adjustments that we deducted at the time of your withdrawal or refund any taxes that were withheld. Seek competent advice regarding the tax consequences associated with reinstatement.

[SIDE NOTE]
FEATURES OF A SYSTEMATIC DISTRIBUTION OPTION
A systematic distribution option allows you to receive regular payments from your contract without moving into the income phase. By remaining in the accumulation phase, you retain certain rights and investment flexibility not available during the income phase.
[END SIDE NOTE]

SYSTEMATIC DISTRIBUTION OPTIONS
----------------------------------------------


Systematic distribution options may be exercised at any time during the accumulation phase. The following systematic distribution options may be available:


-- SWO--SYSTEMATIC WITHDRAWAL OPTION. SWO is a series of automatic partial withdrawals from your account based on a payment method you select. Consider this option if you would like a periodic income while retaining investment flexibility for amounts accumulated in the account.

-- ECO--ESTATE CONSERVATION OPTION. ECO offers the same investment flexibility as SWO, but is designed for those who want to receive only the minimum distribution that the Tax Code requires each year. Under ECO we calculate the minimum distribution amount required by law, generally at age 70 1/2, and pay you that amount once a year. ECO is not available under nonqualified contracts. An early withdrawal charge will not be deducted from and a market value adjustment will not be applied to any part of your account value paid under an ECO.

-- LEO--LIFE EXPECTANCY OPTION. LEO provides for annual payments for a number of years equal to your life expectancy or the life expectancy of you and a designated beneficiary. It is designed to meet the substantially equal periodic payment exception to the 10% premature distribution penalty under Tax Code section 72. See "Taxation."

OTHER SYSTEMATIC DISTRIBUTION OPTIONS. We may add additional systematic distribution options from time to time. You may obtain additional information relating to any of the systematic distribution options from your sales representative or by calling us at the number listed in "Contract Overview--
Questions: Contacting the Company."

SYSTEMATIC DISTRIBUTION OPTION AVAILABILITY. Withdrawals under a systematic distribution option are limited to your free withdrawal amount. See "Fees-- Early Withdrawal Charge--Free Withdrawals." If allowed by applicable law, we may discontinue the availability of one or more of the systematic distribution options for new elections at any time and/or to change the terms of future elections.

ELIGIBILITY FOR A SYSTEMATIC DISTRIBUTION OPTION. To determine if you meet the age and account value criteria and to assess terms and conditions that may apply, contact your sales representative or the Company at the number listed in "Contract Overview--Questions: Contacting the Company."

TERMINATING A SYSTEMATIC DISTRIBUTION OPTION. You may revoke a systematic distribution option at any time by submitting a written request to our Service Center. ECO, once revoked, may not, unless allowed under the Tax Code, be elected again.


CHARGES AND TAXATION. When you elect a systematic distribution option your account value remains in the accumulation phase and subject to the charges and deductions described in the "Fees" and "Fee Table" sections. Taking a withdrawal under a systematic distribution option, or later revoking the option, may have tax consequences. If you are concerned about tax implications, consult a qualified tax adviser before electing an option.

[SIDE NOTE]
This section provides information about the death benefit during the accumulation phase. For death benefit information applicable to the income phase, see "The Income Phase."
TERMS TO UNDERSTAND:
ACCOUNT YEAR/ACCOUNT ANNIVERSARY: A period of 12 months measured from the date we established your account and each anniversary of this date. Account anniversaries are measured from this date.
ANNUITANT(S): The person(s) on whose life(lives) or life expectancy(ies) the income phase payments are based.
BENEFICIARY(IES): The person(s) or entity(ies) entitled to receive death benefit proceeds under the contract.
CLAIM DATE: The date proof of death and the beneficiary's right to receive the death benefit are received in good order at our Service Center. Please contact our Service Center to learn what information is required for a request for payment to be in good order.
CONTRACT HOLDER (YOU/YOUR): The contract holder of an individually owned contract or the certificate holder of a group contract. The contract holder and annuitant may be the same person.
MARKET VALUE ADJUSTMENT: An adjustment that may be made to amounts withdrawn from the Guaranteed Account. The adjustment may be positive or negative.

[END SIDE NOTE]

DEATH BENEFIT
----------------------------------------------

DURING THE ACCUMULATION PHASE

WHEN IS A DEATH BENEFIT PAYABLE? During the accumulation phase a death benefit is payable when the contract holder or the annuitant dies. If there are joint contract holders, the death benefit is payable when either one dies.

WHO RECEIVES DEATH BENEFIT PROCEEDS? If you would like certain individuals or entities to receive the death benefit when it becomes payable, you may name them as your beneficiaries. However, if you are a joint contract holder and you die, the beneficiary will automatically be the surviving joint contract holder. In this circumstance any other beneficiary you have named will be treated as the primary or contingent beneficiary, as originally named, of the surviving joint contract holder. The surviving joint contract holder may change that beneficiary designation. If you die and no beneficiary exists, the death benefit will be paid in a lump sum to your estate.

DESIGNATING YOUR BENEFICIARY. You may designate a beneficiary on your application or by contacting your sales representative or us as indicated in "Contract Overview--Questions: Contacting the Company."

DEATH BENEFIT AMOUNT
MINIMUM GUARANTEED DEATH BENEFIT. If approved in your state, upon the death of the annuitant the death benefit will be the greater of:

(1) The account value on the claim date; or

(2) The minimum guaranteed death benefit as of the date of death, adjusted for purchase payments made and any amounts deducted from your account (including withdrawals, payments made under an income phase payment plan and fees and expenses) since the date the minimum guaranteed death benefit was determined.

DETERMINING THE MINIMUM GUARANTEED DEATH BENEFIT. On the day we establish your account, the minimum guaranteed death benefit equals the amount of your initial purchase payment. Thereafter, the minimum guaranteed death benefit is determined once a year on the account anniversary (until the account anniversary immediately before the annuitant's 85th birthday) and equals the greater of:

    (a) The minimum guaranteed death benefit as last determined, adjusted for any purchase payments made and any amounts deducted from your account (including withdrawals, payments made under an income phase payment plan and fees and expenses) since the date the minimum guaranteed death benefit was determined; or

    (b)  Your account value on that account anniversary.

After the annuitant's 85th birthday, the minimum guaranteed death benefit equals the minimum guaranteed death benefit on the account anniversary immediately before the annuitant's 85th birthday, adjusted for payments made and any amounts deducted from your account (including withdrawals, payments made under an income phase payment plan and fees and expenses) since that account anniversary.

DEATH BENEFIT GREATER THAN THE ACCOUNT VALUE. If the minimum guaranteed death benefit is greater than your account value on the claim date, the amount by which the death benefit exceeds the account value will be deposited and allocated to the money market subaccount available under the contract, thereby increasing the account value available to the beneficiary to an amount equal to the death benefit.

Prior to the election of a death benefit payment by the beneficiary, the account value will remain in the account and continue to be affected by the investment performance of the investment option(s) selected. The beneficiary has the right to allocate or transfer any amount to any available investment option (subject to a market value adjustment, as applicable). The amount paid to the beneficiary will equal the adjusted account value on the day the payment is processed.

DEATH BENEFIT AMOUNTS IN CERTAIN CASES

IF THE CONTRACT HOLDER IS NOT THE ANNUITANT. Under nonqualified contracts only, the minimum guaranteed death benefit described above will not apply if the contract holder who is not the annuitant dies. Rather, the death benefit proceeds will be equal to the account value on the claim date, plus or minus any market value adjustment. An early withdrawal charge may apply to any full or partial payment of this death benefit.

If the spousal beneficiary continues the account at the death of the contract holder who was not also the annuitant, the annuitant will not change and the minimum guaranteed death benefit will not apply on the death of the spousal beneficiary. Rather, the death benefit proceeds will equal the account value on the claim date, plus or minus any market value adjustment, and minus any applicable early withdrawal charge.

IF THE SPOUSAL BENEFICIARY CONTINUES THE ACCOUNT. If the spousal beneficiary continues the account at the death of the contract holder who was also the annuitant, the spousal beneficiary becomes the annuitant. In this circumstance the minimum guaranteed death benefit payable at the death of a spousal beneficiary shall be determined as described above, except that the initial minimum guaranteed death benefit will equal the minimum guaranteed death benefit payable at the death of the original contract holder/annuitant.

ALTERNATIVE DEATH BENEFIT. If the minimum guaranteed death benefit is not approved in your state, the following death benefit will apply:

Upon the death of the annuitant, the death benefit will be the greatest of:

(1) The total payments made to your account, adjusted for any amounts deducted from your account (including withdrawals, payments made under an income phase payment plan and fees and expenses);

(2) The highest account value on any account anniversary until the account anniversary immediately before the annuitant's 75th birthday or date of death, whichever is earlier, adjusted for payments made and any amounts deducted from your account (including withdrawals, payments made under an income phase payment plan and fees and expenses) since that account anniversary; or

(3) The account value as of the date of death.

DEATH BENEFIT GREATER THAN THE ACCOUNT VALUE. If the alternative death benefit is greater than the account value as of the date of death, the amount by which the death benefit exceeds the account value will be deposited and allocated to the money market subaccount available under the contract, thereby increasing the account value available to the beneficiary to an amount equal to the death benefit.

Prior to the election of a death benefit payment by the beneficiary, the account value will remain in the account and continue to be affected by the investment performance of the investment option(s) selected. The beneficiary has the right to allocate or transfer any amount to any available investment option (subject to a market value adjustment, as applicable). The amount paid to the beneficiary will equal the adjusted account value on the day the payment is processed.

DEATH BENEFIT AMOUNTS IN CERTAIN CASES

IF THE CONTRACT HOLDER IS NOT THE ANNUITANT. Under nonqualified contracts only, the alternative death benefit described above will not apply if the contract holder who is not the annuitant dies. Rather, the death benefit proceeds will be equal to the account value on the date the request for payment is received, plus or minus any market value adjustment. An early withdrawal charge may apply to any full or partial payment of this death benefit.

If the spousal beneficiary continues the account at the death of the contract holder who was not the annuitant, the annuitant will not change and the alternative death benefit described above will not apply on the death of the spousal beneficiary. Rather, the death benefit proceeds will equal the account value on the date the request for payment is received, plus or minus any market value adjustment, and minus any early withdrawal charge, if approved in your state. If your state has not approved deduction of an early withdrawal charge in this situation, then an early withdrawal charge will apply only to payments made since the death of the original contract holder/annuitant.

IF THE SPOUSAL BENEFICIARY CONTINUES THE ACCOUNT. If the spousal beneficiary continues the account at the death of the contract holder who was also the annuitant, the spousal beneficiary will become the annuitant. In this circumstance the death benefit payable at the death of a spousal beneficiary shall equal the account value on the date the request for payment is received, plus or minus any market value adjustment and minus any applicable early withdrawal charge applicable to payments made since the death of the original contract holder/annuitant.

GUARANTEED ACCOUNT. For amounts held in the Guaranteed Account, see Appendix I for a discussion of the calculation of the death benefit.

DEATH BENEFIT--METHODS OF PAYMENT

FOR QUALIFIED CONTRACTS. Under a qualified contract if the annuitant dies the beneficiary may choose one of the following three methods of payment:

-- Apply some or all of the account value, plus or minus any market value adjustment, to any of the income phase payment options (subject to the Tax Code distribution rules (see "Taxation--Minimum Distribution Requirements"));

-- Receive, at any time, a lump-sum payment equal to all or a portion of the account value, plus or minus any market value adjustment; or

-- Elect SWO or ECO or LEO (described in "Systematic Distribution Options"), provided the election would satisfy the Tax Code minimum distribution rules.

PAYMENTS FROM A SYSTEMATIC DISTRIBUTION OPTION. If the annuitant was receiving payments under a systematic distribution option and died before the Tax Code's required beginning date for minimum distributions, payments under the systematic distribution option will stop. The beneficiary, or contract holder on behalf of the beneficiary, may elect a systematic distribution option provided the election is permitted under the Tax Code minimum distribution rules. If the annuitant dies after the required beginning date for minimum distributions, payments will continue as permitted under the Tax Code minimum distribution rules, unless the option is revoked.

DISTRIBUTION REQUIREMENTS. Subject to Tax Code limitations, a beneficiary may be able to defer distribution of the death benefit. Death benefit payments must satisfy the distribution rules in Tax Code Section 401(a)(9). See "Taxation."

FOR NONQUALIFIED CONTRACTS.

(1) If you die and the beneficiary is your surviving spouse, or if you are a non-natural person and the annuitant dies and the beneficiary is the annuitant's surviving spouse, then the beneficiary becomes the successor contract holder. In this circumstance the Tax Code does not require distributions under the contract until the successor contract holder's death.
    As the successor contract holder, the beneficiary may exercise all rights under the account and has the following options:

    (a)  Continue the contract in the accumulation phase;

    (b) Elect to apply some or all of the account value, plus or minus any market value adjustment, to any of the income phase payment options; or

    (c) Receive at any time a lump-sum payment equal to all or a portion of the account value, plus or any market value adjustment.

   If you die and are not the annuitant, an early withdrawal charge will apply if a lump sum is elected.

(2) If you die and the beneficiary is not your surviving spouse, he or she may elect option 1(b) or option 1(c) above (subject to the Tax Code distribution rules).
    In this circumstance the Tax Code requires any portion of the account value, plus or minus any market value adjustment, not distributed in installments over the beneficiary's life or life expectancy, beginning within one year of your death, must be paid within five years of your death. See "Taxation."

(3) If you are a natural person but not the annuitant and the annuitant dies, the beneficiary may elect option 1(b) or 1(c) above. If the beneficiary does not elect option 1(b) within 60 days from the date of death, the gain, if any, will be included in the beneficiary's income in the year the annuitant dies.

PAYMENTS FROM A SYSTEMATIC DISTRIBUTION OPTION. If the contract holder or annuitant dies and payments were made under SWO, payments will stop. A beneficiary, however, may elect to continue SWO.

TAXATION. In general, payments received by your beneficiary after your death are taxed to the beneficiary in the same manner as if you had received those payments. Additionally, your beneficiary may be subject to tax penalties if he or she does not begin receiving death benefit payments within the time-frame required by the Tax Code. See "Taxation."

[SIDE NOTE]
We may have used the following terms in prior prospectuses:
ANNUITY PHASE--Income Phase
ANNUITY OPTION--Income Phase Payment Option
ANNUITY PAYMENT--Income Phase Payment
[END SIDE NOTE]

THE INCOME PHASE
----------------------------------------------

During the income phase you stop contributing dollars to your account and start receiving payments from your accumulated account value.

INITIATING PAYMENTS. At least 30 days prior to the date you want to start receiving payments you must notify us in writing of all of the following:

-- Payment start date;

-- Income phase payment option (see the income phase payment options table in this section);

-- Payment frequency (i.e., monthly, quarterly, semi-annually or annually);

-- Choice of fixed, variable or a combination of both fixed and variable payments; and

-- Selection of an assumed net investment rate (only if variable payments are elected).

Your account will continue in the accumulation phase until you properly initiate income phase payments. Once an income phase payment option is selected it may not be changed.

WHAT AFFECTS PAYMENT AMOUNTS? Some of the factors that may affect the amount of your income phase payments include your age, gender, account value, the income phase payment option selected, the number of guaranteed payments (if any) selected and whether you select fixed, variable or a combination of both fixed and variable payments and, for variable payments, the assumed net investment rate selected.

FIXED PAYMENTS. Amounts funding fixed income phase payments will be held in the Company's general account. The amount of fixed payments does not vary with investment performance over time.

VARIABLE PAYMENTS. Amounts funding your variable income phase payments will be held in the subaccount(s) you select. Not all subaccounts available during the accumulation phase may be available during the income phase. Payment amounts will vary depending upon the performance of the subaccounts you select. For variable income phase payments, you must select an assumed net investment rate.

ASSUMED NET INVESTMENT RATE. If you select variable income phase payments, you must also select an assumed net investment rate of either 5% or 3 1/2%. If you select a 5% rate, your first income phase payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

If you select a 3 1/2% rate, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon changes to the net investment rate of the subaccounts you selected. For more information about selecting an assumed net investment rate, call us for a copy of the SAI. See "Contract Overview--Questions: Contacting the Company."

MINIMUM PAYMENT AMOUNTS.

The income phase payment option you select must result in:



-- A first income phase payment of at least $50; and


-- Total yearly income phase payments of at least $250.

If your account value is too low to meet these minimum payment amounts, you will receive one lump-sum payment. Unless prohibited by law, we reserve the right to increase the minimum payment amount based on increases reflected in the Consumer Price Index-Urban (CPI-U) since July 1, 1993.

RESTRICTIONS ON START DATES AND THE DURATION OF PAYMENTS. Income phase payments may not begin during the first account year, or, unless we consent, later than the later of:

(a)  The first day of the month following the annuitant's 85th birthday; or

(b) The tenth anniversary of the last purchase payment made to your account (fifth anniversary for contracts issued in Pennsylvania).

Income phase payments will not begin until you have selected an income phase payment option. Failure to select an income phase payment option by the later of the annuitant's 85th birthday or the tenth anniversary of your last purchase payment (the fifth anniversary for contracts issued in Pennsylvania) may have adverse tax consequences. You should consult with a qualified tax adviser if you are considering either of these courses of action.

For qualified contracts only, income phase payments may not extend beyond:

(a)  The life of the annuitant;

(b)  The joint lives of the annuitant and beneficiary;

(c)  A guaranteed period greater than the annuitant's life expectancy; or

(d) A guaranteed period greater than the joint life expectancies of the annuitant and beneficiary.

When income phase payments start the age of the annuitant plus the number of years for which payments are guaranteed may not exceed 95.


If income phase payments start when the annuitant is at an advanced age, such as over 85, it is possible that the contract will not be considered an annuity for federal tax purposes.


See "Taxation" for further discussion of rules relating to income phase payments.

CHARGES DEDUCTED. We make a daily deduction for mortality and expense risks from amounts held in the subaccounts. Therefore, if you choose variable income phase payments and a nonlifetime income phase payment option, we still make this deduction from the subaccounts you select, even though we no longer assume any mortality risks. We may also deduct a daily administrative charge from amounts held in the subaccounts. See "Fees."

DEATH BENEFIT DURING THE INCOME PHASE. The death benefits that may be available to a beneficiary are outlined in the income phase payment options table below. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us and the request for the payment in good order at our Service Center. If continuing income phase payments are elected, the beneficiary may not elect to receive a lump sum at a future date unless the income phase payment option specifically allows a withdrawal right. We will calculate the value of any death benefit at the next valuation after we receive proof of death and a request for payment. Such value will be reduced by any payments made after the date of death.

BENEFICIARY RIGHTS. A beneficiary's right to elect an income phase payment option or receive a lump-sum payment may have been restricted by the contract holder. If so, such rights or options will not be available to the beneficiary.

PARTIAL ENTRY INTO THE INCOME PHASE. You may elect an income phase payment option for a portion of your account dollars, while leaving the remaining portion invested in the accumulation phase. Whether the Tax Code considers such payments taxable as income phase payments or as withdrawals is currently unclear; therefore, you should consult with a qualified tax adviser before electing this option. The same or different income phase payment option may be selected for the portion left invested in the accumulation phase.

TAXATION. To avoid certain tax penalties, you or your beneficiary must meet the distribution rules imposed by the Tax Code. Additionally, when selecting an income phase payment option, the Tax Code requires that your expected payments will not exceed certain durations. See "Taxation" for additional information.

INCOME PHASE PAYMENT OPTIONS.

The following table lists the income phase payment options and accompanying death benefits available during the income phase. We may offer additional income phase payment options under the contract from time to time.

Once income phase payments begin the income phase payment option selected may not be changed.

TERMS TO UNDERSTAND:

ANNUITANT(S): The person(s) on whose life expectancy(ies) the income phase payments are based.

BENEFICIARY(IES): The person(s) or entity(ies) entitled to receive a death benefit under the contract.

                     LIFETIME INCOME PHASE PAYMENT OPTIONS

                                    LENGTH OF PAYMENTS: For as long as the annuitant lives. It is possible that only one payment will be made if the annuitant dies prior to the second payment's due
     Life Income                    date.
                                    DEATH BENEFIT--NONE: All payments end upon the annuitant's death.
                                    LENGTH OF PAYMENTS: For as long as the annuitant lives, with payments guaranteed for your choice of 5 to 30 years or as otherwise specified in the contract.
     Life Income--                  DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: If the annuitant dies before we have
     Guaranteed                     made all the guaranteed payments, we will continue to pay the beneficiary the
     Payments                       remaining payments, unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.
                                    LENGTH OF PAYMENTS: For as long as either annuitant lives. It is possible that only one payment will be made if both annuitants die before the second payment's due date.
                                    CONTINUING PAYMENTS: When you select this option you choose for:
                                    (a) 100%, 66 2/3% or 50% of the payment to continue to the surviving annuitant
     Life Income--Two Lives         after the first death; or
                                    (b) 100% of the payment to continue to the annuitant on the second annuitant's death, and 50% of the payment to continue to the second annuitant on the annuitant's death.
                                    DEATH BENEFIT--NONE: All payments end upon the death of both annuitants.
                                    LENGTH OF PAYMENTS: For as long as either annuitant lives, with payments guaranteed from 5 to 30 years or as otherwise specified in the contract.
                                    CONTINUING PAYMENTS: 100% of the payment to continue to the surviving annuitant
     Life Income--Two Lives--       after the first death.
     Guaranteed                     DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: If both annuitants die before we have
     Payments                       made all the guaranteed payments, we will continue to pay the beneficiary the remaining payments, unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.
                                    LENGTH OF PAYMENTS: For as long as the annuitant lives.
     Life Income--Cash Refund       DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: Following the annuitant's death, we
     Option (limited                will pay a lump-sum payment equal to the amount originally applied to the income
     availability--fixed payment    phase payment option (less any premium tax) and less the total amount of income
     only)                          payments paid.
                                    LENGTH OF PAYMENTS: For as long as either annuitant lives.
     Life Income--Two Lives--Cash   CONTINUING PAYMENTS: 100% of the payment to continue after the first death.
     Refund Option (limited         DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: When both annuitants die we will pay
     availability -- fixed          a lump-sum payment equal to the amount applied to the income phase payment
     payment only)                  option (less any premium tax) and less the total amount of income payments paid.
                                        NONLIFETIME INCOME PHASE PAYMENT OPTION
                                    LENGTH OF PAYMENTS: You may select payments for 5 to 30 years. In certain cases a lump-sum payment may be requested at any time (see below).
                                    DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: If the annuitant dies before we make
     Nonlifetime--Guaranteed        all the guaranteed payments, we will continue to pay the beneficiary the
     Payments                       remaining payments, unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments. We will not impose any early withdrawal charge.
     LUMP-SUM PAYMENT: If the "Nonlifetime--Guaranteed Payments" option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum. Any such lump-sum payment will be treated as a withdrawal during the accumulation phase and we will charge any applicable early withdrawal charge. See "Fees--Early Withdrawal Charge." Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at our Service Center.

CALCULATION OF LUMP-SUM PAYMENTS. If a lump-sum payment is available under the income phase payment options above, the rate used to calculate the present value of the remaining guaranteed payments is the same rate we used to calculate the income phase payments (i.e., the actual fixed rate used for fixed payments or the 3 1/2% or 5% assumed net investment rate used for variable payments).

[SIDE NOTE]
IN THIS SECTION
INTRODUCTION
CONTRACT TYPE
WITHDRAWALS AND OTHER DISTRIBUTIONS
   - Taxation of Distributions
   - 10% Penalty Tax
   - Withholding for Federal Income Tax Liability
MINIMUM DISTRIBUTION REQUIREMENTS
   - Minimum Distribution of Death Benefit Proceeds (Except Nonqualified Contracts)
   - Minimum Distribution of Death Benefit Proceeds (Nonqualified Contracts) RULES SPECIFIC TO CERTAIN PLANS
   - 401(a) Plans
   - 403(b) Plans
   - 408(b) and 408A IRAs
   - 457(b) Plans
TAXATION OF NONQUALIFIED CONTRACTS
TAXATION OF THE COMPANY
When consulting a tax adviser, be certain that he or she has expertise in the Tax Code sections applicable to your tax concerns.
[END SIDE NOTE]

TAXATION
----------------------------------------------

INTRODUCTION

This section discusses our understanding of current federal income tax laws affecting the contract. You should keep the following in mind when reading it:
-- Your tax position (or the tax position of the beneficiary, as applicable)
   determines federal taxation of amounts held or paid out under the contract; -- Tax laws change. It is possible that a change in the future could affect contracts issued in the past;
-- This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions;
-- We do not make any guarantee about the tax treatment of the contract or any transaction involving the contract; and
-- Contract holder means the contract holder of an individually owned contract or the certificate holder of a group contract.

 We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser.

TAXATION OF GAINS PRIOR TO DISTRIBUTION. You generally will not pay taxes on any earnings from the annuity contract described in this prospectus until they are withdrawn. Tax-qualified retirement arrangements under Tax Code sections 401(a), 403(b), 408(b), 408A and 457(b) also generally defer payment of taxes on earnings until they are withdrawn. (See "Taxation of Distributions" later in this "Taxation" section for a discussion of how distributions under the various types of arrangements are taxed.) If you are considering funding one of these tax-qualified retirement arrangements with an annuity contract, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. However, annuities do provide other features and benefits which may be valuable to you. You should discuss your decision with your financial representative.

Additionally, although earnings under the contract are generally not taxed until withdrawn, the Internal Revenue Service (IRS) has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances income and gains from the separate account assets would be currently includible in the variable contract owner's gross income. The Treasury announced that it will issue guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account. It is possible that the Treasury's position, when announced, may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the contract holder from being considered the federal tax owner of a pro rata share of the assets of the separate account.

DIVERSIFICATION. Tax Code section 817(h) requires that in a nonqualified contract the investments of the funds be "adequately diversified" in accordance with Treasury Regulations in order for the contract to qualify as an annuity contract under federal tax law. The separate account, through the funds, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affects how the funds' assets may be invested.

CONTRACT TYPE

The contract is designed for use on a non-tax qualified basis as a nonqualified contract or with certain retirement arrangements that qualify under Tax Code sections 403(b), 408(b) or 408A. Prior to May 1, 1998, the contract was available with certain retirement arrangements that qualify under Tax Code sections 401(a) or 457(b).

TAX RULES. The tax rules vary according to whether the contract is a nonqualified contract or used with a qualified retirement arrangement. If used with a qualified retirement arrangement, you need to know the Tax Code section under which your arrangement qualifies. Contact your plan sponsor, sales representative or the Company to learn which Tax Code section applies to your arrangement.

THE CONTRACT. Contract holders are responsible for determining that contributions, distributions and other transactions satisfy applicable laws. Legal counsel and a tax adviser should be consulted regarding the suitability of the contract. If the contract is purchased in conjunction with a retirement plan, the plan is not a part of the contract and we are not bound by the plan's terms or conditions.

WITHDRAWALS AND OTHER DISTRIBUTIONS

Certain tax rules apply to distributions from the contract. A distribution is any amount taken from the contract including withdrawals, income phase payments, rollovers, exchanges and death benefit proceeds. We report the taxable portion of all distributions to the IRS.

TAXATION OF DISTRIBUTIONS

NONQUALIFIED CONTRACTS. A full withdrawal of a nonqualified contract is taxable to the extent that the amount received exceeds the investment in the contract. A partial withdrawal is taxable to the extent that the account value immediately before the withdrawal exceeds the investment in the contract. In other words, a partial withdrawal is treated first as a withdrawal of taxable earnings.

For income phase payments a portion of each payment which represents the investment in the contract is not taxable. An exclusion ratio is calculated to determine the nontaxable portion.

For fixed income phase payments in general, there is no tax on the portion of each payment which represents the same ratio that the investment in the contract bears to the total dollar amount of the expected payments as defined in Tax Code section 72(c). The entire payment will be taxable once the recipient has recovered the investment in the contract.

For variable income phase payments, an equation is used to establish a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. The entire income phase payment will be taxable once the recipient has recovered the investment in the contract.

All deferred nonqualified annuity contracts that are issued by the Company (or its affiliates) to the same contract holder during any calendar year are treated as one annuity contract for purposes of determining the amount includible in gross income under Tax Code section 72(e). In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Tax Code section 72(e) through the serial purchase of annuity contracts or otherwise.

401(a) OR 403(b) PLANS. All distributions from these plans are taxed as received unless either of the following is true:

-- The distribution is rolled over to another plan of the same type or to a traditional IRA in accordance with the Tax Code; or

-- You made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed according to the rules detailed in the Tax Code.

408(b) IRAS. All distributions from a traditional IRA are taxed as received unless either one of the following is true:

-- The distribution is rolled over to another traditional IRA or, if the IRA contains only amounts previously rolled over from a 401(a), 401(k) or 403(b) plan, the distribution is transferred to another plan of the same type; or

-- You made after-tax contributions to the plan. In this case the distribution will be taxed according to rules detailed in the Tax Code.

408A ROTH IRAS. A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:

-- Made after the five-taxable year period beginning with the first taxable year for which a contribution was made; and

-- Made after you attain age 59 1/2, die, become disabled as defined in the Tax
   Code or for a qualified first-time home purchase.

If a distribution is not qualified, it will be taxable to the extent of the accumulated earnings. A partial distribution will first be treated as a return of contributions which is not taxable and then as taxable accumulated earnings.

457(b) PLANS. All amounts received under a 457(b) plan are includible in taxable income when paid or otherwise made available to you or your beneficiary.

TAXATION OF DEATH BENEFIT PROCEEDS. In general, payments received by your beneficiaries after your death are taxed in the same manner as if you had received those payments.

10% PENALTY TAX

Under certain circumstances the Tax Code may impose a 10% penalty tax on the taxable portion of any distribution from a nonqualified contract or from a contract used with a 401(a), 403(b), 408(b) or 408A arrangement. The 10% penalty tax does not apply to a distribution from a 457 plan.

NONQUALIFIED CONTRACTS. The 10% penalty tax applies to the taxable portion of a distribution from a nonqualified annuity unless certain exceptions apply, including one or more of the following:

(a)  You have attained age 59 1/2;
(b)  You have become disabled as defined in the Tax Code;
(c)  You have died;
(d) The distribution is made in substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your beneficiary; or
(e) The distribution is allocable to investment in the contract before August 14, 1982.

401(a) OR 403(b) PLANS. The 10% penalty tax applies to the taxable portion of a distribution from a 401(a) or 403(b) plan, unless certain exceptions apply, including one or more of the following:

(a)  You have attained age 59 1/2;
(b)  You have become disabled as defined in the Tax Code;
(c)  You have died;
(d)  You have separated from service with the plan sponsor at or after age 55;
(e) The distribution is rolled over into another plan of the same type or to an IRA in accordance with the Tax Code;
(f) You have separated from service with the plan sponsor and the distribution is made in substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your beneficiary; or
(g) The distribution is equal to unreimbursed medical expenses that qualify for deduction as specified in the Tax Code.

408(b) AND 408A IRAS. In general, except for (d), the exceptions for 401(a) and 403(b) plans also apply to distributions from an IRA, including a distribution from a Roth IRA that is not a qualified distribution or a rollover to a Roth IRA that is not a qualified rollover contribution. The penalty tax is also waived on a distribution made from an IRA to pay for health insurance premiums for certain unemployed individuals or used for a qualified first-time home purchase or for higher education expenses.

WITHHOLDING FOR FEDERAL INCOME TAX LIABILITY

Any distributions under the contract are generally subject to withholding. Federal income tax liability rates vary according to the type of distribution and the recipient's tax status.

NONQUALIFIED CONTRACTS. Generally, you or a beneficiary may elect not to have tax withheld from distributions.


401(a) OR 403(b) PLANS. Generally, distributions from these plans are subject to a mandatory 20% federal income tax withholding. However, withholding will not be required if you elect a direct rollover of the distributions to an eligible retirement plan or in the case of certain distributions described in the Tax Code.


408(b) AND 408A IRAS. Generally, you or a beneficiary may elect not to have tax withheld from distributions.

457 PLANS. All distributions from a 457 plan, except death benefit proceeds, are subject to mandatory federal income tax withholding as wages. No withholding is required on payments to beneficiaries.

NON-RESIDENT ALIENS. If you or your beneficiary are non-resident aliens, then any withholding is governed by Tax Code section 1441 based on the individual's citizenship, the country of domicile and treaty status.

MINIMUM DISTRIBUTION REQUIREMENTS

To avoid certain tax penalties, you and any beneficiary must meet the minimum distribution requirements imposed by the Tax Code. The requirements do not apply to either nonqualified contracts or Roth IRA contracts, except with regard to death benefits. These rules may dictate one or more of the following:

-- Start date for distributions;

-- The time period in which all amounts in your account(s) must be distributed;
   or

-- Distribution amounts.


THE RULES ARE COMPLEX AND YOU AND ANY BENEFICIARY SHOULD CONSULT WITH A TAX ADVISER BEFORE ELECTING THE METHOD OF CALCULATION TO SATISFY THE MINIMUM DISTRIBUTION REQUIREMENTS. THE RULES ARE SUBJECT TO CHANGE AS A RESULT OF NEW REGULATIONS PROPOSED BY THE IRS ON JANUARY 17, 2001.


START DATE. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70 1/2 or retire, whichever occurs later, unless:

-- You are a 5% owner or the contract is an IRA, in which case such distributions must begin by April 1 of the calendar year following the calendar year in which you attain age 70 1/2; or

-- Under 403(b) plans, if the Company maintains separate records of amounts held as of December 31, 1986. In this case distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. However, if you take any distributions in excess of the minimum required amount, then special rules require that some or all of the December 31, 1986 balance be distributed earlier.

TIME PERIOD. We must pay out distributions from the contract over one of the following time periods:

-- Over your life or the joint lives of you and your beneficiary; or

-- Over a period not greater than your life expectancy or the joint life expectancies of you and your beneficiary.

AMOUNT (457(b) PLANS ONLY). Any distribution from a 457(b) plan, payable over a period of more than one year, must be made in substantially non-increasing amounts.

50% EXCISE TAX. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed.

MINIMUM DISTRIBUTION OF DEATH BENEFIT PROCEEDS
(401(a), 403(b) AND 457 PLANS AND 408(b) AND 408A IRAS)

The following applies to 401(a), 403(b) and 457 plans and 408(b) and 408(A) IRAs. Different distribution requirements apply if your death occurs:

-- After you begin receiving minimum distributions under the contract; or

-- Before you begin receiving such distributions.

If your death occurs after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Tax Code section 401(a)(9) provides specific rules for calculating the minimum required distributions at your death. The rules differ, depending upon:

-- Whether your minimum required distribution was calculated each year based on your single life expectancy or the joint life expectancies of you and your beneficiary; or

-- Whether life expectancy was recalculated.


If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2001, your entire balance must be distributed to the beneficiary by December 31, 2006. However, if the distributions begin by December 31 of the calendar year following the calendar year of your death, then payments may be made over either of the following time-frames:


-- Over the life of the beneficiary; or

-- Over a period not extending beyond the life expectancy of the beneficiary.

For 457(b) plans, if the beneficiary is not your spouse, the time-frame may not exceed 15 years.

START DATES FOR SPOUSAL BENEFICIARIES. If the beneficiary is your spouse, distributions must begin on or before the later of the following:

-- December 31 of the calendar year following the calendar year of your death;
   or

-- December 31 of the calendar year in which you would have attained age 70 1/2.

SPECIAL RULE FOR IRA SPOUSAL BENEFICIARIES. In lieu of taking a distribution under these rules, a spousal beneficiary may elect to treat the account as his or her own IRA and defer taking a distribution until his or her age 70 1/2. The surviving spouse is deemed to have made such an election if the surviving spouse makes a rollover to or from the account or fails to take a distribution within the required time period.

MINIMUM DISTRIBUTION OF DEATH BENEFIT PROCEEDS
(NONQUALIFIED CONTRACTS)

DEATH OF THE CONTRACT HOLDER. The following requirements apply to nonqualified contracts at your death. Different distribution requirements apply if your death occurs:

-- After you begin receiving income phase payments under the contract; or

-- Before you begin receiving such distributions.

If your death occurs after you begin receiving income phase payments, distributions must be made at least as rapidly as under the method in effect at the time of your death.


If your death occurs before you begin receiving income phase payments, your entire balance must be distributed within five years after the date of your death. For example, if you die on September 1, 2001, your entire balance must be distributed by August 31, 2006. However, if distributions begin within one year of your death, then payments may be made over one of the following time-frames:


-- Over the life of the beneficiary; or

-- Over a period not extending beyond the life expectancy of the beneficiary.

SPOUSAL BENEFICIARIES. If the beneficiary is your spouse, the account may be continued with the surviving spouse as the new contract holder.

DEATH OF ANNUITANT. If the contract holder is a non-natural person and the annuitant dies, the same rules apply as outlined above for death of a contract holder. If the contract holder is a natural person but not the annuitant and the annuitant dies, the beneficiary must elect an income phase payment option within 60 days of the date of death, or any gain under the contract will be includible in the beneficiary's income in the year the annuitant dies.

RULES SPECIFIC TO CERTAIN PLANS

401(a) PLANS

Tax Code section 401(a) permits certain employers to establish various types of retirement plans for employees and permits self-employed individuals to establish various types of retirement plans for themselves and for their employees. These retirement plans may permit the purchase of the contracts to accumulate retirement savings under the plans.

ASSIGNMENT OR TRANSFER OF CONTRACTS.  Adverse tax consequences to the
401(a) plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than:

-- A plan participant as a means to provide benefit payments;

-- An alternate payee under a qualified domestic relations order in accordance with Tax Code section 414(p); or

-- The Company as collateral for a loan.


EXCLUSION FROM GROSS INCOME. The Tax Code imposes a maximum limit on annual payments to your 401(a) account(s) that may be excluded from gross income. The employer must calculate this limit under the plan in accordance with Tax Code section 415. This limit is generally the lesser of 25% of your compensation or $35,000. Compensation means your compensation from the employer sponsoring the plan and, for years beginning after December 31, 1997, includes any elective deferrals under Tax Code section 402(g) and any amounts not includible in gross income under Tax Code sections 125 or 457. The limit applies to your contributions as well as any contributions made by your employer on your behalf. In addition, payments to your account(s) will be excluded from your gross income only if the plan meets certain nondiscrimination requirements.

403(b) PLANS

Under Tax Code section 403(b), contributions made by public school systems or nonprofit healthcare organizations and other Tax Code section 501(c)(3) tax exempt organizations to purchase annuity contracts for their employees are generally excludable from the gross income of the employee.

ASSIGNMENT OR TRANSFER OF CONTRACTS. Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to any person except to an alternate payee under a qualified domestic relations order in accordance with Tax Code section 414(p) or to the Company as collateral for a loan.

EXCLUSIONS FROM GROSS INCOME. In order to be excludable from gross income, total annual contributions made by you and your employer to a 403(b) plan cannot exceed the lesser of the following limits set by the Tax Code:


-- The first limit, under Tax Code section 415, is generally the lesser of 25% of your compensation or $35,000. Compensation means your compensation from the employer sponsoring the plan and, for years beginning after December 31, 1997, includes any elective deferrals under Tax Code section 402(g) and any amounts not includible in gross income under Tax Code sections 125 or 457;


-- The second limit, which is the exclusion allowance under Tax Code section
   403(b), is usually calculated according to a formula that takes into account your length of employment, any pretax contributions you and your employer have already made under the plan and any pretax contributions to certain other retirement plans; or

-- An additional limit specifically limits your salary reduction contributions to generally no more than $10,000 annually (subject to indexing). Your own limit may be higher or lower, depending upon certain conditions.

The first two limits apply to your contributions as well as to any contributions made by your employer on your behalf.

Purchase payments to your account(s) will be excluded from your gross income only if the plan meets certain nondiscrimination requirements.

RESTRICTIONS ON DISTRIBUTIONS. Tax Code section 403(b)(11) restricts the distribution under Tax Code section 403(b) contracts of:
(1) Salary reduction contributions made after December 31, 1988;
(2) Earnings on those contributions; and
(3) Earnings during such period on amounts held as of December 31, 1988.

Distribution of those amounts may only occur upon your death, attainment of age 59 1/2, separation from service, disability or financial hardship. Income attributable to salary reduction contributions and credited on or after January 1, 1989, may not be distributed in the case of hardship.

408(b) AND 408A IRAS

Tax Code section 408(b) permits eligible individuals to contribute to a traditional IRA on a pre-tax (deductible) basis. Employers may establish Simplified Employee Pension (SEP) plans and contribute to a traditional IRA owned by the employee. Tax Code section 408A permits eligible individuals to contribute to a Roth IRA on an after-tax (nondeductible) basis.

ASSIGNMENT OR TRANSFER OF CONTRACTS. Adverse tax consequences may result if you assign or transfer your interest in the contract to persons other than your spouse incident to a divorce.

ELIGIBILITY. Eligibility to contribute to a traditional IRA on a pre-tax basis or to establish a Roth IRA or to roll over or transfer from a traditional IRA to a Roth IRA depends upon your adjusted gross income.

ROLLOVERS AND TRANSFERS. Rollovers and direct transfers are permitted from a 401, 403(a) or a 403(b) arrangement to a traditional IRA. Distributions from these arrangements are not permitted to be transferred or rolled over to a Roth IRA. A Roth IRA can accept transfers/rollovers only from a traditional IRA, subject to ordinary income tax, or from another Roth IRA.

457(b) PLANS

Tax Code section 457(b) provides for certain deferred compensation plans. These plans may be offered by state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities and non-government tax exempt entities. The plan may permit participants to specify the form of investment in their deferred compensation account.

TRUST REQUIREMENT. 457(b) plans maintained by state or local governments, their political subdivisions, agencies, instrumentalities and certain affiliates are required to hold all assets and income of the plan in trust for the exclusive benefit of plan participants and their beneficiaries. For purposes of meeting this requirement, custodial accounts and annuity contracts are treated as trusts.


CONTRIBUTIONS EXCLUDED FROM GROSS INCOME. If your employer's plan is a 457(b) plan, the Tax Code imposes a maximum limit on annual contributions to your account(s) that may be excluded from your gross income. For section 457(b) plan participants, such limit is generally the lesser of $8,500, as adjusted to reflect changes in the cost of living, or 33% of your includible compensation (25% of gross compensation).


RESTRICTIONS ON DISTRIBUTIONS. Under a 457(b) plan, amounts may not be made available to you earlier than (1) the calendar year you attain age 70 1/2;
(2) when you separate from service with the employer; or (3) when you are faced with an unforeseeable emergency. A 457(b) plan may permit a one-time in-service distribution if the total amount payable to the participant does not exceed $5,000 and no amounts have been deferred by the participant during the 2-year period ending on the date of distribution.

TAXATION OF NONQUALIFIED CONTRACTS

IN GENERAL. Tax Code section 72 governs taxation of annuities in general. Under a nonqualified contract if you are a natural person you generally are not taxed on increases in the account value until distribution occurs by withdrawing all or part of such account value. The taxable portion of a distribution is taxable as ordinary income.

NON-NATURAL HOLDERS OF A NONQUALIFIED CONTRACT. If you are not a natural person, a nonqualified contract generally is not treated as an annuity for income tax purposes and the income on the contract for the taxable year is currently taxable as ordinary income. Income on the contract is any increase over the year in the surrender value, adjusted for purchase payments made during the year, amounts previously distributed and amounts previously included in income. There are some exceptions to this rule and a non-natural person should consult with its tax adviser prior to purchasing the contract. A non-natural person exempt from federal income taxes should consult with its tax adviser regarding treatment of income on the contract for purposes of the unrelated business income tax. When the contract holder is not a natural person, a change in annuitant is treated as the death of the contract holder.

TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A NONQUALIFIED CONTRACT. A transfer of ownership of a nonqualified contract, the designation of an annuitant, payee or other beneficiary who is not also the contract holder, the selection of certain annuity dates or the exchange of a contract may result in certain tax consequences. The assignment, pledge or agreement to assign or pledge any portion of the account value generally will be treated as a distribution. Anyone contemplating any such designation, transfer, assignment, selection or exchange should contact a tax adviser regarding the potential tax effects of such a transaction.

TAXATION OF THE COMPANY

We are taxed as a life insurance company under the Tax Code. Variable Annuity Account I is not a separate entity from us. Therefore, it is not taxed separately as a "regulated investment company" but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.

OTHER TOPICS
----------------------------------------------

THE COMPANY

Aetna Insurance Company of America (the Company, we, us, our) issues the contract described in this prospectus and is responsible for providing each contract's insurance and annuity benefits.


We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1990 and redomesticated under the insurance laws of the State of Florida on January 5, 2000. We are an indirect wholly-owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management.


We are engaged in the business of issuing life insurance and annuities. Our principal executive offices are located at:
            5100 West Lemon Street
            Suite 213
            Tampa, Florida 33609

VARIABLE ANNUITY ACCOUNT I

We established Variable Annuity Account I (the separate account) in 1994 as a segregated asset account to fund our variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940 (the "40 Act"). It also meets the definition of "separate account" under the federal securities laws.

The separate account is divided into subaccounts. The subaccounts invest directly in shares of a pre-assigned fund.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of the Company. All obligations arising under the contract are obligations of the Company.

CONTRACT DISTRIBUTION


Aetna Investment Services, LLC (AIS), serves as the principal underwriter for the contract. AIS, a Delaware limited liability company, is registered as a broker-dealer with the SEC. AIS is also a member of the National Association of Securities Dealers, Inc. (NASD) and the Securities Investor Protection Corporation. AIS' principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.



The contract is offered to the public by individuals who are registered representatives of AIS or other broker-dealers which have entered into a selling arrangement with AIS. We refer to AIS and the other broker-dealers selling the contract as "distributors."



AIS may also enter into these arrangements with banks that may be acting as broker-dealers without separate registration under the Securities Exchange Act of 1934 pursuant to legal and regulatory exceptions.



We refer to AIS and the other broker-dealers selling the contract as "distributors."



All registered representatives selling the contract must also be licensed as insurance agents for the Company.



Occasionally AIS may enter into arrangements with independent entities to help find broker-dealers or banks interested in distributing the contract or to provide training, marketing and other sales-related functions or administrative services. AIS will reimburse such entities for expenses related to and may pay fees to such entities in return for these services. From time to time customers of certain broker-dealers may be offered special guaranteed rates in connection with the Guaranteed Account offered through the contract and AIS may negotiate different commissions for these broker-dealers.

AIS may also contract with independent third party broker-dealers who will act as wholesalers by assisting them in selecting broker-dealers or banks interested in acting as distributors. These wholesalers may also provide training, marketing and other sales related functions for the Company and the distributors and may provide certain administrative services in connection with the contract. AIS may pay such wholesalers compensation based on payments to contracts purchased through distributors that they select.



AIS may also designate third parties to provide services in connection with the contract such as reviewing applications for completeness and compliance with insurance requirements and providing the distributors with approved marketing material, prospectuses or other supplies. These parties will also receive payments for their services based on purchase payments, to the extent such payments are allowed by applicable securities laws. AIS will pay all costs and expenses related to these services.


PAYMENT OF COMMISSIONS


Persons who offer and sell the contract may be paid commissions and service fees. Pursuant to agreements between AIS (as underwriter) and the distributor, commissions will be paid up to an amount currently equal to 6.5% of purchase payments or as a combination of a certain percentage of purchase payments at time of sale and a trail commission as a percentage of assets. Under the latter arrangement commission payments may exceed 6.5% of purchase payments over the life of the contract. Some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips and educational and/or business seminars. However, any such compensation will be paid in accordance with NASD rules. In addition, we may provide additional compensation to the Company's supervisory and other management personnel of the Company or its affiliates if the overall amount of investments in funds advised by the Company or its affiliates increases over time. The total compensation package for sales, supervisory and management personnel of affiliated or related broker-dealers may be positively impacted if the overall amount of investments in the contract and other products issued or advised by the Company or its affiliates increases over time.



Commissions, fees and related distribution expenses are paid out of any early withdrawal charges assessed or out of our general assets, including investment income and any profit from investment advisory fees and mortality and expense risk charges. No additional deductions or charges are imposed for commissions and related expenses.


PAYMENT DELAY OR SUSPENSION

We reserve the right to suspend or postpone the date of any payment of benefits or values under any one of the following circumstances:
-- On any valuation date when the New York Stock Exchange is closed (except customary weekend and holiday closings) or when trading on the New York Stock Exchange is restricted;
-- When an emergency exists as determined by the SEC so that disposal of the securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable to fairly determine the value of the subaccount's assets; or
-- During any other periods the SEC may by order permit for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

PERFORMANCE REPORTING

We may advertise different types of historical performance for the subaccounts including:
-- Standardized average annual total returns; and -- Non-standardized average annual total returns.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS. We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the subaccounts over the most recent one, five and ten-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account.

Standardized average annual total returns reflect deduction of all recurring charges during each period (i.e., mortality and expense risk charges, annual maintenance fees, administrative expense charges, if any, and any applicable early withdrawal charges).

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS. We calculate non-standardized average annual total returns in a similar manner as that stated above, except we do not include the deduction of any applicable early withdrawal charge. Some non-standardized returns may also exclude the effect of a maintenance fee. If we reflected these charges in the calculation, they would decrease the level of performance reflected by the calculation. Non-standardized returns may also include performance from the fund's inception date, if that date is earlier than the one we use for standardized returns.

We may also advertise certain ratings, rankings or other information related to the Company, the subaccounts or the funds. For further details regarding performance reporting and advertising, you may request a Statement of Additional Information (SAI) by calling us at the number listed in "Contract
Overview--Questions: Contacting the Company."

VOTING RIGHTS

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. If you are a contract holder under a group contract, you have a fully vested interest in the contract and may instruct the group contract holder how to direct the Company to cast a certain number of votes. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes (including fractional votes) you are entitled to direct will be determined as of the record date set by any fund you invest in through the subaccounts.
-- During the accumulation phase the number of votes is equal to the portion of your account value invested in the fund, divided by the net asset value of one share of that fund.
-- During the income phase the number of votes is equal to the portion of reserves set aside for the contract's share of the fund, divided by the net asset value of one share of that fund.

CONTRACT MODIFICATIONS

We may change the contract as required by federal or state law or as otherwise permitted in the contract. In addition, we may, upon 30 days' written notice to the group contract holder, make other changes to a group contract that would apply only to individuals who become participants under that contract after the effective date of such changes. If a group contract holder does not agree to a change, we reserve the right to refuse to establish new accounts under the contract. Certain changes will require the approval of appropriate state or federal regulatory authorities.

TRANSFER OF OWNERSHIP: ASSIGNMENT

We will accept assignments or transfers of ownership of a nonqualified contract or a qualified contract where such assignments or transfers are not prohibited, with proper notification. The date of any assignment or transfer of ownership will be the date we receive the notification at our Service Center. An assignment or transfer of ownership may have tax consequences and you should consult with a tax adviser before assigning or transferring ownership of the contract.

An assignment of a contract will only be binding on the Company if it is made in writing and sent to the Company at our Service Center. We will use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If we fail to follow our own procedures, we will be liable for any losses to you directly resulting from such failure. Otherwise, we are not responsible for the validity of any assignment. The rights of the contract holder and the interest of the annuitant and any beneficiary will be subject to the rights of any assignee we have on our records.

INVOLUNTARY TERMINATIONS

We reserve the right to terminate any account with a value of $2,500 or less immediately following a partial withdrawal. However, an IRA may only be closed out when payments to the contract have not been received for a 24-month period and the paid-up annuity benefit at maturity would be less than $20 per month. If such right is exercised, you will be given 90 days' advance written notice. No early withdrawal charge will be deducted for involuntary terminations. We do not intend to exercise this right in cases where the account value is reduced to $2,500 or less solely due to investment performance.

LEGAL MATTERS AND PROCEEDINGS

We are aware of no material legal proceedings pending which involve the separate account as a party or which would materially affect the separate account. The validity of the securities offered by this prospectus has been passed upon by Counsel to the Company.

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
----------------------------------------------

The Statement of Additional Information (SAI) contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. The following is a list of the contents of the SAI.

 General Information and History................................................    2
 Variable Annuity Account I.....................................................    2
 Offering and Purchase of Contracts.............................................    3
 Performance Data...............................................................    3
    General.....................................................................    3
    Average Annual Total Return Quotations......................................    4
 Income Phase Payments..........................................................    7
 Sales Material and Advertising.................................................    8
 Independent Auditors...........................................................    9
 Financial Statements of the Separate Account...................................  S-1
 Financial Statements of Aetna Insurance Company of America.....................  F-1

You may request an SAI by calling the Company at the number listed in "Contract Overview--Questions: Contacting the Company."

                                   APPENDIX I
                            AICA GUARANTEED ACCOUNT
------------------------------------------------------------------

THE AICA GUARANTEED ACCOUNT (THE GUARANTEED ACCOUNT) IS A FIXED INTEREST OPTION AVAILABLE DURING THE ACCUMULATION PHASE UNDER THE CONTRACT. THIS APPENDIX IS ONLY A SUMMARY OF CERTAIN FACTS ABOUT THE GUARANTEED ACCOUNT. PLEASE READ THE GUARANTEED ACCOUNT PROSPECTUS CAREFULLY BEFORE INVESTING IN THIS OPTION.

IN GENERAL. Amounts invested in the Guaranteed Account earn specified interest rates if left in the Guaranteed Account for specified periods of time. If you withdraw or transfer those amounts before the specified periods elapse, we may apply a market value adjustment (described below) which may be positive or negative.

When deciding to invest in the Guaranteed Account, contact your sales representative or the Company to learn:

-- The interest rate(s) we will apply to amounts invested in the Guaranteed Account.
  We change the rate(s) periodically. Be certain you know the rate we guarantee on the day your account dollars are invested in the Guaranteed Account.
  Guaranteed interest rates will never be less than an annual effective rate of 3%.

-- The period of time your account dollars need to remain in the Guaranteed
   Account in order to earn the rate(s). You are required to leave your account dollars in the Guaranteed Account for a specified period of time in order to earn the guaranteed interest rate(s).

DEPOSIT PERIOD. During a deposit period, we offer a specific interest rate for dollars invested for a certain guaranteed term. For a specific interest rate and guaranteed term to apply, account dollars must be invested in the Guaranteed Account during the deposit period for which that rate and term are offered.


INTEREST RATES. We guarantee different interest rates, depending upon when account dollars are invested in the Guaranteed Account. For guaranteed terms one year or longer, we may apply more than one specified interest rate. The interest rate we guarantee is an annual effective yield. That means the rate reflects a full year's interest. We credit interest daily at a rate that will provide the guaranteed annual effective yield over one year. Guaranteed interest rates will never be less than an annual effective rate of 3%. Among other factors, the safety of the interest rate guarantees depends upon the Company's claims-paying ability.


GUARANTEED TERMS. The guaranteed term is the period of time account dollars must be left in the Guaranteed Account in order to earn the guaranteed interest rate. For guaranteed terms one year or longer, we may offer different rates for specified time periods within a guaranteed term. We offer different guaranteed terms at different times. We also may offer more than one guaranteed term of the same duration with different interest rates. Check with your sales representative or the Company to learn what terms are being offered. The Company also reserves the right to limit the number of guaranteed terms or the availability of certain guaranteed terms.

FEES AND OTHER DEDUCTIONS. If all or a portion of your account value in the Guaranteed Account is withdrawn or transferred, you may incur one or more of the following:

-- Market Value Adjustment (MVA)--as described in this appendix and in the Guaranteed Account prospectus;

-- Tax penalties and/or tax withholding--see "Taxation";

-- Early withdrawal charge--see "Fees"; or

-- Maintenance fee--see "Fees."

We do not make deductions from amounts in the Guaranteed Account to cover mortality and expense risks. Rather, we consider these risks when determining the interest rate to be credited.

MARKET VALUE ADJUSTMENT (MVA). If your account value is withdrawn or transferred from the Guaranteed Account before the guaranteed term is completed, an MVA may apply. The MVA reflects investment value changes caused by changes in interest rates occurring since the date of deposit. The MVA may be positive or negative.

If interest rates at the time of withdrawal or transfer have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you

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
paid into the Guaranteed Account. If interest rates at the time of withdrawal or transfer have decreased since the date of deposit, the value of the investment increases and the MVA will be positive.

MVA WAIVER. For withdrawals or transfers from a guaranteed term before the guaranteed term matures, the MVA may be waived for:

-- Transfers due to participation in the dollar cost averaging program;

-- Withdrawals taken due to your election of SWO or ECO (described in "Systematic Distribution Options"), if available;

-- Withdrawals for minimum distributions required by the Tax Code and for which the early withdrawal charge is waived; and

-- Withdrawals due to your exercise of the right to cancel your contract
   (described in "Right to Cancel").

DEATH BENEFIT. When a death benefit is paid under the contract within six months of the date of death, only a positive aggregate MVA amount, if any, is applied to the account value attributable to amounts withdrawn from the Guaranteed Account. This provision does not apply upon the death of a spousal beneficiary or joint contract holder who continued the account after the first death. If a death benefit is paid more than six months from the date of death, a positive or negative aggregate MVA amount, as applicable, will be applied.


PARTIAL WITHDRAWALS. For partial withdrawals during the accumulation phase, amounts to be withdrawn from the Guaranteed Account will be withdrawn pro rata from each group of deposits having the same length of time until the maturity date ("Guaranteed Term Group"). Within each Guaranteed Term Group, the amount will be withdrawn first from the oldest deposit period, then from the next oldest and so on until the amount requested is satisfied.


GUARANTEED TERMS MATURITY. As a guaranteed term matures, assets accumulating under the Guaranteed Account may be (a) transferred to a new guaranteed term;
(b) transferred to other available investment options; or (c) withdrawn. Amounts withdrawn may be subject to an early withdrawal charge, taxation and, if you are under age 59 1/2, tax penalties may apply.

If no direction is received from you at our Service Center by the maturity date of a guaranteed term, the amount from the maturing guaranteed term will be transferred to a new guaranteed term of a similar length. If the same guaranteed term is no longer available, the next shortest guaranteed term available in the current deposit period will be used. If no shorter guaranteed term is available, the next longer guaranteed term will be used.

If you do not provide instructions concerning the maturity value of a maturing guaranteed term, the maturity value transfer provision applies. This provision allows transfers or withdrawals without an MVA if the transfer or withdrawal occurs during the calendar month immediately following a guaranteed term maturity date. This waiver of the MVA only applies to the first transaction regardless of the amount involved in the transaction. Under the Guaranteed Account each guaranteed term is counted as one funding option. If a guaranteed term matures and is renewed for the same term, it will not count as an additional investment option for purposes of any limitation on the number of investment options.


SUBSEQUENT PURCHASE PAYMENTS. Purchase payments received after your initial purchase payment to the Guaranteed Account will be allocated in the same proportions as the last allocation, unless you properly instruct us to do otherwise. If the same guaranteed term(s) is not available, the next shortest term will be used. If no shorter guaranteed term is available, the next longer guaranteed term will be used.


DOLLAR COST AVERAGING. The Company may offer more than one guaranteed term of the same duration and credit one with a higher rate contingent upon use only with the dollar cost averaging program. If amounts are applied to a guaranteed term which is credited with a higher rate using dollar cost averaging and the dollar cost averaging is discontinued, the amounts will be transferred to another guaranteed term of the same duration and an MVA will apply.

TRANSFER OF ACCOUNT DOLLARS. Generally, account dollars invested in the Guaranteed Account may be transferred among guaranteed terms offered through the Guaranteed Account and/or to other investment options offered through the contract. However, transfers may not be made during the deposit period in which your account dollars are invested in the Guaranteed Account or for 90 days after the close of that deposit period. We will apply an MVA to transfers made before the end of a guaranteed term. The 90-day wait does not apply to (1) amounts transferred on the maturity date or under the maturity value transfer provision; (2) amounts transferred from the Guaranteed Account before the maturity date due to the election of an income phase payment option;
(3) amounts distributed under the ECO or SWO (see "Systematic Distribution Options"); and (4) amounts transferred from an available guaranteed term in connection with the dollar cost averaging program.

Transfers after the 90-day period are permitted from guaranteed term(s) to other guaranteed term(s) available during a deposit period or to other available investment options. Transfers of the Guaranteed Account values on or within one calendar month of a term's maturity date are not counted as one of the 12 free transfers of accumulated values in the account.


REINSTATING AMOUNTS WITHDRAWN FROM THE GUARANTEED ACCOUNT. If amounts are withdrawn and then reinstated in the Guaranteed Account, we apply the reinstated amount to the current deposit period. This means the guaranteed annual interest rate and guaranteed terms available on the date of reinstatement will apply. We reinstate amounts proportionately in the same way as they were allocated before withdrawal. We will not credit your account for market value adjustments that we deducted at the time of withdrawal or refund any taxes that were withheld.


THE INCOME PHASE. The Guaranteed Account cannot be used as an investment option during the income phase. However, you may notify us at least 30 days in advance to elect a fixed or variable payment option and to transfer your Guaranteed Account dollars to the general account or any of the subaccounts available during the income phase. Transfers made due to the election of a lifetime income phase payment option will be subject to only a positive aggregate MVA.


DISTRIBUTION. Aetna Investment Services, LLC (AIS) serves as the principal underwriter of the contract. AIS, a Delaware limited liability company, is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. and the Securities Investor Protection Corporation. From time to time customers of certain broker-dealers may be offered special guaranteed rates in connection with the Guaranteed Account offered through the contract and AIS may negotiate different commissions for these broker-dealers.

                                  APPENDIX II
                                 FIXED ACCOUNT
------------------------------------------------------------------

GENERAL DISCLOSURE.

-- The Fixed Account is an investment option available during the accumulation phase under the contract.

-- Amounts allocated to the Fixed Account are held in the Company's general account which supports insurance and annuity obligations.

-- Interests in the Fixed Account have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended.

-- Disclosure in this prospectus regarding the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements.

-- Disclosure in this appendix regarding the Fixed Account has not been reviewed by the SEC.

-- Additional information about this option may be found in the contract.

INTEREST RATES.


-- The Fixed Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Amounts applied to the Fixed Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield. Among other factors, the safety of the interest rate guarantees depends upon the Company's claims-paying ability.


-- Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

DOLLAR COST AVERAGING. Amounts you invest in the Fixed Account must be transferred into the other investment options available under the contract over a period not to exceed 12 months. If you discontinue dollar cost averaging, the remaining balance amounts in the Fixed Account will be transferred into the money market subaccount available under the contract, unless you direct us to transfer the balance into other available options.

WITHDRAWALS. Under certain emergency conditions we may defer payment of any withdrawal for a period of up to six months or as provided by federal law.

CHARGES. We do not make deductions from amounts in the Fixed Account to cover mortality and expense risks. We consider these risks when determining the credited rate. If you make a withdrawal from amounts in the Fixed Account, an early withdrawal charge may apply. See "Fees."

TRANSFERS. During the accumulation phase you may transfer account dollars from the Fixed Account to any other available investment option. We may vary the dollar amount that you are allowed to transfer, but it will never be less than 10% of your account value held in the Fixed Account.

By notifying our Service Center at least 30 days before income phase payments begin, you may elect to have amounts transferred to one or more of the subaccounts available during the income phase to provide variable payments.

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                                  APPENDIX III
                        DESCRIPTION OF UNDERLYING FUNDS
------------------------------------------------------------------

THE INVESTMENT RESULTS OF THE MUTUAL FUNDS (FUNDS) ARE LIKELY TO DIFFER SIGNIFICANTLY AND THERE IS NO ASSURANCE THAT ANY OF THE FUNDS WILL ACHIEVE THEIR RESPECTIVE INVESTMENT OBJECTIVES. SHARES OF THE FUNDS WILL RISE AND FALL IN VALUE AND YOU COULD LOSE MONEY BY INVESTING IN THE FUNDS. SHARES OF THE FUNDS ARE NOT BANK DEPOSITS AND ARE NOT GUARANTEED, ENDORSED OR INSURED BY ANY FINANCIAL INSTITUTION, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. EXCEPT AS NOTED, ALL FUNDS ARE DIVERSIFIED, AS DEFINED UNDER THE INVESTMENT COMPANY ACT OF 1940.

AETNA BALANCED VP, INC.

INVESTMENT OBJECTIVE

Seeks to maximize investment return, consistent with reasonable safety of principal by investing in a diversified portfolio of one or more of the following asset classes: stocks, bonds, and cash equivalents, based on the investment adviser's judgment of which of those sectors or mix thereof offers the best investment prospects.

POLICIES


Under normal market conditions, allocates assets among the following asset classes: equities such as common and preferred stocks; and debt, such as bonds, mortgage-related and other asset-backed securities, U.S. Government securities, and money market instruments. Typically maintains approximately 60% of total assets in equities and approximately 40% of total assets in debt (including money market instruments), although those percentages may vary from time to time. In making asset allocation decisions, the investment adviser uses current market statistics and economic indicators to attempt to forecast returns for the equity and debt sectors of the securities market, using quantitative computer models to evaluate financial criteria in an attempt to identify those issuers whose perceived value is not reflected in their equity or debt securities. May also invest in foreign debt securities.



PRINCIPAL RISKS



Principal risks are those generally attributable to stock and bond investing. The success of the fund's strategy depends on the investment adviser's skill in allocating fund assets between equities and debt and in choosing investments within those categories. Because the fund's assets are allocated between equities and fixed income securities, the fund may underperform stock funds when stocks are in favor and underperform bond funds when bonds are in favor. Risks attributable to stock investing include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of smaller companies tend to be less liquid and more volatile than stocks of larger companies and can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings. Fixed-income investments are subject to the risk that interest rates will rise, which generally causes bond prices to fall. Also, economic and market conditions may cause issuers to default or go bankrupt. High yield bonds are even more sensitive to economic and market conditions than other bonds. Prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, also are sensitive to changes in the prepayment patterns on the underlying instruments. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside the U.S. may also be affected by administrative difficulties, such as delays in clearing and settling transactions. These risks are usually higher for securities of companies in emerging markets. Finally, securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.


INVESTMENT ADVISER: Aeltus Investment Management, Inc. (Aeltus)

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
AETNA INCOME SHARES D/B/A AETNA BOND VP

INVESTMENT OBJECTIVE

Seeks to maximize total return, consistent with reasonable risk, through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

POLICIES


Under normal market conditions, invests at least 65% of total assets in high-grade corporate bonds, mortgage-related and other asset-backed securities, and securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. High-grade securities are rated at least A by Standard & Poor's Corporation (S&P) or Moody's Investor Services, Inc. (Moody's), or if unrated, considered by the investment adviser to be of comparable quality. May also invest up to 15% of total assets in high-yield bonds, and up to 25% of total assets in foreign debt securities. High yield bonds are fixed income securities rated below BBB- by S&P or Baa3 by Moody's or, if unrated, considered by the investment adviser to be of comparable quality. May invest in zero coupon securities.



PRINCIPAL RISKS



Principal risks are those generally attributable to debt investing, including increases in interest rates and loss of principal. Generally, when interest rates rise, bond prices fall. Bonds with longer maturities tend to be more sensitive to changes in interest rates. For all bonds there is a risk that the issuer will default. High yield bonds generally are more susceptible to the risk of default than higher rated bonds. The risks associated with high-yield bonds also apply to zero coupon securities. Prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, also are sensitive to changes in the prepayment patterns on the underlying instruments. Foreign securities present additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside the U.S. may also be affected by administrative difficulties, such as delays in clearing and settling transactions. These risks are usually higher for securities of companies in emerging markets. Finally, securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.


INVESTMENT ADVISER: Aeltus Investment Management, Inc. (Aeltus)

AETNA VARIABLE FUND D/B/A AETNA GROWTH AND INCOME VP

INVESTMENT OBJECTIVE

Seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

POLICIES


Under normal market conditions, invests at least 65% of total assets in common stocks that the investment adviser believes have significant potential for capital appreciation or income growth. May invest principally in common stocks having significant potential for capital appreciation, income growth, or both. Tends to emphasize stocks of larger companies. May also invest assets in stocks of small and medium-sized companies, and stocks of foreign issuers, depending upon market conditions. Combines internally developed quantitative computer models with a qualitative overlay to determine the relative attractiveness of each asset class and to evaluate company financial characteristics (for example, price-to-earnings ratios, growth rates and earnings estimates) to select securities within each class.



PRINCIPAL RISKS



Principal risks are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Although the investment adviser emphasizes large cap stocks, to the extent the Fund is diversified across asset classes, it may not perform as well as less diversified funds when large cap stocks are in favor. Additionally, stocks of medium-sized and smaller companies tend to be more volatile and less liquid than stocks of larger companies. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside the U.S. may also be affected by administrative difficulties, such as delays in clearing and settling transactions. These risks are usually higher for securities of companies in emerging markets. Finally, securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.


INVESTMENT ADVISER: Aeltus Investment Management, Inc. (Aeltus)

AETNA VARIABLE ENCORE FUND D/B/A AETNA MONEY MARKET VP

INVESTMENT OBJECTIVE

Seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments.

POLICIES


Invests in a diversified portfolio of high-quality fixed income securities denominated in U.S. dollars, with short remaining maturities. These securities include U.S. Government securities (such as U.S. Treasury bills and securities issued or sponsored by U.S. government agencies), corporate debt securities, commercial paper, asset-backed securities, mortgage-related securities and certain obligations of U.S. and foreign banks, each of which must be highly rated by independent rating agencies or, if unrated, considered by the investment adviser to be of comparable quality. Maintains a dollar-weighted average portfolio maturity of 90 days or less.



PRINCIPAL RISKS



It is possible to lose money by investing in the fund. There is no guaranty the fund will achieve its investment objective. Investments in the fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.



A weak economy, strong equity markets and changes by the Federal Reserve in its monetary policies all could affect short-term interest rates and therefore the value and yield of the fund's shares. Risks also include adverse changes in the actual or perceived creditworthiness of issuers and adverse changes in the economic or political environment.


INVESTMENT ADVISER: Aeltus Investment Management, Inc. (Aeltus)

AETNA GENERATION PORTFOLIOS, INC.--AETNA ASCENT VP

INVESTMENT OBJECTIVE

Seeks to provide capital appreciation.

POLICIES


Managed for investors seeking capital appreciation who generally have an investment horizon exceeding 15 years and who have a high level of risk tolerance. Under normal market conditions, allocates assets among several classes of equities, fixed-income securities and money market instruments. May invest up to 15% of total assets in high-yield, high-risk bonds (high yield bonds). The investment adviser has instituted both a benchmark percentage allocation and a fund level range allocation for each asset class. Asset allocation may vary from the benchmark allocation (within the permissible range) based on the investment adviser's ongoing evaluation of the expected returns and risks of each asset class relative to other classes. Among the criteria that the investment adviser evaluates to determine allocations are economic and market conditions, including changes in circumstances with respect to particular asset classes, geographic regions, industries or issuers, and interest rate movements.


The benchmark portfolio is 80% equities and 20% fixed income under neutral market conditions.


PRINCIPAL RISKS



The success of the fund's strategy depends significantly on the investment adviser's skill in choosing investments and in allocating assets among the different investment classes. Principal risks are those generally attributable to stock and bond investing. For stock investments, risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of smaller companies tend to be less liquid and more volatile than stocks of larger companies, and can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings. Risks associated with real estate securities include periodic declines in the value of real estate, generally, and declines in the rents and other income generated by real estate caused by such factors as over-building. For bonds, generally, when interest rates rise, bond prices fall. Economic and market conditions may cause issuers to default or go bankrupt. Values of high yield bonds are even more sensitive to economic and market conditions than other bonds. Prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, also are sensitive to changes in the prepayment patterns on the underlying instruments. Foreign securities present additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside of the U.S. may also be affected by administrative difficulties such as delays in clearing and settling portfolio transactions. These risks are usually higher for securities of companies in emerging markets. Securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.


INVESTMENT ADVISER: Aeltus Investment Management, Inc. (Aeltus)

AETNA GENERATION PORTFOLIOS, INC.--AETNA CROSSROADS VP

INVESTMENT OBJECTIVE

Seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized).

POLICIES


Managed for investors seeking a balance between income and capital appreciation who generally have an investment horizon exceeding ten years and who have a moderate level of risk tolerance. Under normal market conditions, allocates assets among several classes of equities, fixed-income securities and money market instruments. May invest up to 15% of total assets in high-yield, high-risk bonds (high yield bonds). The investment adviser has instituted both a benchmark percentage allocation and a fund level range allocation for each asset class. Asset allocation may vary from the benchmark allocation (within the permissible range) based on the investment adviser's ongoing evaluation of the expected returns and risks of each asset class relative to other classes. Among the criteria that the investment adviser evaluates to determine allocations are economic and market conditions, including changes in circumstances with respect to particular asset classes, geographic regions, industries or issuers, and interest rate movements.


The benchmark portfolio is 60% equities and 40% fixed income under neutral market conditions.


PRINCIPAL RISKS



The success of the fund's strategy depends significantly on the investment adviser's skill in choosing investments and in allocating assets among the different investment classes. Principal risks are those generally attributable to stock and bond investing. For stock investments, risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of smaller companies tend to be less liquid and more volatile than stocks of larger companies, and can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings. Risks associated with real estate securities include periodic declines in the value of real estate, generally, and declines in the rents and other income generated by real estate caused by such factors as over-building. For bonds, generally, when interest rates rise, bond prices fall. Economic and market conditions may cause issuers to default or go bankrupt. Values of high yield bonds are even more sensitive to economic and market conditions than other bonds. Prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, also are sensitive to changes in the prepayment patterns on the underlying instruments. Foreign securities present additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside of the U.S. may also be affected by administrative difficulties such as delays in clearing and settling portfolio transactions. These risks are usually higher for securities of companies in emerging markets. Securities of foreign companies may be denominated in foreign currency.

Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.


INVESTMENT ADVISER: Aeltus Investment Management, Inc. (Aeltus)

AETNA GENERATION PORTFOLIOS, INC.--AETNA LEGACY VP

INVESTMENT OBJECTIVE

Seeks to provide total return consistent with preservation of capital.

POLICIES


Managed for investors primarily seeking total return consistent with capital preservation who generally have an investment horizon exceeding five years and who have a low level of risk tolerance. Under normal market conditions, allocates assets among several classes of equities, fixed-income securities and money market instruments. May invest up to 15% of total assets in high-yield, high-risk bonds (high yield bonds). The investment adviser has instituted both a benchmark percentage allocation and a fund level range allocation for each asset class. Asset allocation may vary from the benchmark allocation (within the permissible range) based on the investment adviser's ongoing evaluation of the expected returns and risks of each asset class relative to other classes. Among the criteria that the investment adviser evaluates to determine allocations are economic and market conditions, including changes in circumstances with respect to particular asset classes, geographic regions, industries or issuers, and interest rate movements.


The benchmark portfolio is 40% equities and 60% fixed income under neutral market conditions.


PRINCIPAL RISKS



The success of the fund's strategy depends significantly on the investment adviser's skill in choosing investments and in allocating assets among the different investment classes. Principal risks are those generally attributable to stock and bond investing. For stock investments, risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of smaller companies tend to be less liquid and more volatile than stocks of larger companies, and can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings. Risks associated with real estate securities include periodic declines in the value of real estate, generally, and declines in the rents and other income generated by real estate caused by such factors as over-building. For bonds, generally, when interest rates rise, bond prices fall. Economic and market conditions may cause issuers to default or go bankrupt. Values of high yield bonds are even more sensitive to economic and market conditions than other bonds. Prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, also are sensitive to changes in the prepayment patterns on the underlying instruments. Foreign securities present additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside of the U.S. may also be affected by administrative difficulties such as delays in clearing and settling portfolio transactions. These risks are usually higher for securities of companies in emerging markets. Securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.


INVESTMENT ADVISER: Aeltus Investment Management, Inc. (Aeltus)

AETNA VARIABLE PORTFOLIOS, INC.--AETNA GROWTH VP

INVESTMENT OBJECTIVE

Seeks growth of capital through investment in a diversified portfolio consisting primarily of common stocks and securities convertible into common stocks believed to offer growth potential.

POLICIES


Under normal market conditions, invests at least 65% of total assets in common stocks and securities convertible into common stock. Emphasizes stocks of larger companies, although may invest in companies of any size. Uses internally developed quantitative computer models to evaluate the financial characteristics of approximately 1,000


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companies. The investment adviser analyzes these characteristics in an attempt to identify companies it believes have strong growth characteristics or demonstrate a positive trend in earnings estimates, but whose perceived value is not reflected in the stock price. Focuses on companies that the investment adviser believes have strong, sustainable and improving earnings growth, and established market positions in a particular industry.



PRINCIPAL RISKS


Principal risks are those generally attributable to stock investing. They include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of stocks. If a growth stock does not exhibit the consistent level of growth expected, its price may drop sharply. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

INVESTMENT ADVISER: Aeltus Investment Management, Inc. (Aeltus)

AETNA VARIABLE PORTFOLIOS, INC.--AETNA INDEX PLUS LARGE CAP VP

INVESTMENT OBJECTIVE

Seeks to outperform the total return performance of the Standard & Poor's 500 Composite Index (S&P 500), while maintaining a market level of risk.

POLICIES


Invests at least 80% of net assets in stocks included in the S&P 500. The S&P 500 is a stock market index comprised of common stocks of 500 of the largest companies traded in the U.S. and selected by S&P. The investment adviser attempts to achieve the objective by overweighting those stocks in the S&P 500 that the investment adviser believes will outperform the index, and underweighting (or avoiding altogether) those stocks that the investment adviser believes will underperform the index. In determining stock weightings, the investment adviser uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each company and its potential for strong, sustained earnings growth. At any one time, the fund's portfolio generally includes approximately 400 of the stocks included in the S&P
500. Although the fund will not hold all the stocks in the S&P 500, the investment adviser expects that there will be a close correlation between the performance of the fund and that of the S&P 500 in both rising and falling markets.



PRINCIPAL RISKS


Principal risks are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. The success of the fund's strategy depends significantly on the investment adviser's skill in determining which securities to overweight, underweight or avoid altogether.

INVESTMENT ADVISER: Aeltus Investment Management, Inc. (Aeltus)

AETNA VARIABLE PORTFOLIOS, INC.--AETNA INTERNATIONAL VP

INVESTMENT OBJECTIVE

Seeks long-term capital growth primarily through investment in a diversified portfolio of common stocks principally traded in countries outside of the United States. The fund will not target any given level of current income.

POLICIES


Under normal market conditions, invests at least 65% of total assets in securities principally traded in three or more countries outside of the United States. These securities may include common stocks as well as securities convertible into common stock. Invests in a mix of stocks that the investment adviser believes have the potential for long-term growth, as well as stocks that appear to be trading below their perceived value. Allocates assets among several geographic regions and individual countries, investing primarily in those areas that the investment adviser believes have the greatest potential for growth as well as stable exchange rates. Invests primarily in established foreign securities markets, although may invest in emerging markets as well. Uses internally developed quantitative computer models to evaluate the financial characteristics of over 2,000 companies. The investment adviser analyzes


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cash flows, earnings and dividends of each company in an attempt to select companies with long-term sustainable growth characteristics. Employs currency hedging to protect the portfolio from adverse effects on the U.S. dollar.



PRINCIPAL RISKS



Principal risks are those generally attributable to stock investing which include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of foreign companies tend to be less liquid and more volatile than their U.S. counterparts. Accounting standards and market regulations tend to be less standardized in certain foreign countries, and economic and political climates tend to be less stable. Stocks of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected. Investments in emerging markets are subject to the same risks applicable to foreign investments generally, although those risks may be increased due to conditions in such countries. Investments outside the U.S. may also be affected by administrative difficulties, such as delays in clearing and settling portfolio transactions.


INVESTMENT ADVISER: Aeltus Investment Management, Inc. (Aeltus)



AETNA VARIABLE PORTFOLIOS, INC.--AETNA SMALL COMPANY VP

INVESTMENT OBJECTIVE

Seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stocks of companies with smaller market capitalizations.

POLICIES


Under normal market conditions, invests at least 65% of total assets in common stocks and securities convertible into common stock of small-capitalization companies, defined as: the 2,000 smallest of the 3,000 largest U.S. companies (as measured by market capitalization); all companies not included above that are included in the Standard & Poor's SmallCap 600 Index or the Russell 2000 Index; and companies with market capitalizations lower than any companies included in the first two categories. For purposes of the 65% policy, the largest company in which the fund intends to invest currently has a market capitalization of approximately $1.5 billion. Invests in stocks that the investment adviser believes have the potential for long-term growth, as well as those that appear to be trading below their perceived value. Uses internally developed quantitative computer models to evaluate financial characteristics of over 2,000 companies in an attempt to identify companies whose perceived value is not reflected in the stock price. Considers the potential of each company to create or take advantage of unique product opportunities, its potential to achieve long-term sustainable growth and the quality of its management.



PRINCIPAL RISKS


Principal risks are those generally attributable to stock investing which include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of smaller companies carry higher risks than stocks of larger companies. This is because smaller companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In many instances, the frequency and volume of trading in small cap stocks are substantially less than of stocks of larger companies. As a result, the stocks of smaller companies may be subject to wider price fluctuations and/or may be less liquid. When selling a large quantity of a particular stock, the fund may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Stocks of smaller companies can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings.

INVESTMENT ADVISER: Aeltus Investment Management, Inc. (Aeltus)

AETNA VARIABLE PORTFOLIOS, INC.--AETNA TECHNOLOGY VP

INVESTMENT OBJECTIVE

Seeks long-term capital appreciation.

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POLICIES


Primarily invests in common stocks and securities convertible into common stock of companies in the information technology industry sector. These companies include companies that the subadviser considers to be principally engaged in the development, production, or distribution of products or services related to the processing, storage, transmission, or presentation of information or data. The subadviser considers a company to be principally engaged in the information technology industries if at the time of investment the investment adviser determines that at least 50% of the company's assets, gross income, or net profits are committed to, or derived from, those industries. The subadviser will also consider a company to be principally engaged in the information technology industries if it has the potential for capital appreciation primarily as a result of particular products, technology, patents, or other market advantages in those industries. In selecting stocks, the subadviser looks at a company's valuation relative to its potential long-term growth rate. May look to see whether a company offers a new or improved product, service or business operation; whether it has experienced a positive change in its financial or business condition; whether the market for its goods or services has expanded or experienced a positive change; and whether there is a potential catalyst for positive change in the company's business or stock price. May sell a security if the subadviser determines that the company has become overvalued due to price appreciation or has experienced a change in its business fundamentals, if the company's growth rate slows substantially, or if the subadviser believes that another investment offers a better opportunity.



PRINCIPAL RISKS


Principal risks are those generally attributable to stock investing which include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of smaller companies tend to be less liquid and more volatile than stocks of larger companies. Further, stocks of smaller companies also can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings. Because the fund's investments are concentrated in the information technology industries, the fund may be subject to more abrupt swings in value than a fund which invests in a broader range of industries. Investments in information technology companies may be highly volatile. The fund may experience difficulty in establishing or closing out positions in these securities at prevailing market prices. Also, there may be less publicly available information about small companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of their issuers' earnings potential or assets.


INVESTMENT ADVISER: Aeltus Investment Management, Inc. (Aeltus)
SUBADVISER: Elijah Asset Management, LLC (EAM)


AETNA VARIABLE PORTFOLIOS, INC.--AETNA VALUE OPPORTUNITY VP

INVESTMENT OBJECTIVE

Seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stock.

POLICIES

Under normal market conditions, invests at least 65% of total assets in common stocks and securities convertible into common stock. Tends to invest in larger companies that the investment adviser believes are trading below their perceived value, although may invest in companies of any size. The investment adviser believes that the investment objective can best be achieved by investing in companies whose stock price has been excessively discounted due to perceived problems or for other reasons. The investment adviser evaluates financial and other characteristics of companies, attempting to find those companies that appear to possess a catalyst for positive change, such as strong management, solid assets, or market position, rather than those companies whose stocks are simply inexpensive. The investment adviser looks to sell a security when company business fundamentals deteriorate or when price objectives are reached.


PRINCIPAL RISKS


Principal risks are those generally attributable to stock investing which include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented stocks tend

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to correlate more closely with economic cycles than growth-oriented stocks, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

INVESTMENT ADVISER: Aeltus Investment Management, Inc. (Aeltus)

CALVERT SOCIAL BALANCED PORTFOLIO

INVESTMENT OBJECTIVE

Seeks to achieve a competitive total return through an actively managed NON-DIVERSIFIED portfolio of stocks, bonds and money market instruments which offer income and capital growth opportunity and which satisfy the investment and social criteria for the Portfolio.

POLICIES


Typically invests about 60% of its assets in stocks and 40% in bonds or other fixed-income investments. Stock investments are primarily common stock in large-cap companies, while the fixed-income investments are primarily a wide variety of investment grade bonds. Invests in a combination of stocks, bonds and money market instruments in an attempt to provide a complete investment portfolio in a single product. The adviser rebalances the portfolio quarterly to adjust for changes in market value. The Portfolio is a large-cap, growth-oriented U.S. domestic portfolio, although it may have other investments, including some foreign securities and some mid-cap stocks. For the equity portion, seeks companies with better than average expected growth rates at lower than average valuations. The fixed-income portion reflects an active trading strategy, seeking total return.



PRINCIPAL RISKS



The Portfolio could underperform for any of the following reasons: the stock or bond market goes down; the individual stocks and bonds in the Portfolio do not perform as well as expected; or for the fixed-income portion of the Portfolio, the adviser's forecast as to interest rates is not correct. Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, the potential for foreign markets to be less liquid than U.S. markets, and the currency risk associated with securities that trade in currencies other than the U.S. dollar. If the adviser's allocation among different sectors of the stock and bond markets does not perform as well as expected, the Portfolio could also underperform. Since the Portfolio is NON-DIVERSIFIED, compared to other funds the Portfolio may invest more of its assets in a smaller number of companies. Gains or losses on a single stock or bond may have greater impact on the Portfolio.


INVESTMENT ADVISER: Calvert Asset Management Company, Inc.
SUBADVISER: NCM Capital Management Group, Inc.

FIDELITY VARIABLE INSURANCE PRODUCTS--EQUITY-INCOME PORTFOLIO

INVESTMENT OBJECTIVE

Seeks reasonable income. Also considers the potential for capital appreciation. Seeks a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Index.

POLICIES


Normally invests at least 65% of total assets in income-producing equity securities, which tends to lead to investments in large cap "value" stocks. May also invest in other types of equity securities and debt securities, including lower-quality debt securities. May invest in securities of both domestic and foreign issuers. Uses fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.



PRINCIPAL RISKS



Subject to the following principal investment risks: stock market volatility, interest rate changes, foreign exposure, issuer-specific changes, and "value" investing. Stock market volatility refers to the risk that stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments. Interest rate changes refers to the risk that interest rate increases can cause the price of a debt security to decrease. Foreign exposure refers to the risk that foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently from the U.S. market. Issuer-specific changes refers to the risk that the value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments. "Value" investing refers to the risk that "value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.



INVESTMENT ADVISER: Fidelity Management & Research Company
SUBADVISER: FMR Co., Inc.


FIDELITY VARIABLE INSURANCE PRODUCTS--GROWTH PORTFOLIO

INVESTMENT OBJECTIVE


Seeks to achieve capital appreciation.


POLICIES


Normally invests primarily in common stocks of companies the investment adviser believes have above-average growth potential (often called "growth" stocks). May invest in securities of both domestic and foreign issuers. Uses fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.



PRINCIPAL RISKS



Subject to the following principal investment risks: stock market volatility, foreign exposure, issuer-specific changes, and "growth" investing. Stock market volatility refers to the risk that stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments. Foreign exposure refers to the risk that foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently from the U.S. market. Issuer-specific changes refers to the risk that the value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. "Growth" investing refers to the risk that "growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.


INVESTMENT ADVISER: Fidelity Management & Research Company

SUBADVISER: FMR Co., Inc.


FIDELITY VARIABLE INSURANCE PRODUCTS--HIGH INCOME PORTFOLIO

INVESTMENT OBJECTIVE

Seeks a high level of current income while also considering growth of capital.

POLICIES


Normally invests at least 65% of total assets in income-producing debt securities, preferred stocks and convertible securities, with an emphasis on lower-quality debt securities. May invest in non-income producing securities, including defaulted securities and common stocks and companies in troubled or uncertain financial condition. May invest in securities of both domestic and foreign issuers. Uses fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.



PRINCIPAL RISKS



Subject to the following principal investment risks: stock market volatility, interest rate changes, foreign exposure, and issuer-specific changes. Stock market volatility refers to the risk that stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments. Interest rate changes refers to the risk that interest rate increases can cause the price of a debt security to decrease. Foreign exposure refers to the risk that foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently from the U.S. market. Issuer-specific changes refers to the risk that the value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.


INVESTMENT ADVISER: Fidelity Management & Research Company

SUBADVISERS: Fidelity Management & Research (U.K.) Inc.; Fidelity Management & Research (Far East) Inc.; Fidelity Investments Japan Limited; FMR Co., Inc.


FIDELITY VARIABLE INSURANCE PRODUCTS--OVERSEAS PORTFOLIO

INVESTMENT OBJECTIVE

Seeks long-term growth of capital.

POLICIES


Normally invests at least 65% of total assets in foreign securities, primarily in common stocks. Investments are allocated across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole. Uses fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.



PRINCIPAL RISKS



Subject to the following principal investment risks: stock market volatility, foreign exposure, and issuer-specific changes. Stock market volatility refers to the risk that stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments. Foreign exposure refers to the risk that foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently from the U.S. market. Issuer-specific changes refers to the risk that the value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.



INVESTMENT ADVISER: Fidelity Management & Research Company
SUBADVISERS: Fidelity Management & Research (U.K.) Inc.; Fidelity Management & Research (Far East) Inc.; Fidelity International Investment Advisors; Fidelity International Investment Advisors (U.K.) Limited; Fidelity Investments Japan Limited; FMR Co., Inc.


FIDELITY VARIABLE INSURANCE PRODUCTS II--ASSET MANAGER PORTFOLIO

INVESTMENT OBJECTIVE


Seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds and short-term instruments.


POLICIES


Assets are allocated among stocks, bonds, and short-term and money market instruments, maintaining a neutral mix over time of 50% of assets in stocks, 40% of assets in bonds, and 10% of assets in short-term and money market instruments. The investment adviser adjusts the allocation among asset classes gradually within the following ranges: stock class (30% -- 70%), bond class
(20% -- 60%), and short-term/money market class (0% -- 50%). May invest in securities of both domestic and foreign issuers. The investment adviser analyzes an issuer using fundamental factors (e.g., growth potential, earnings estimates and management) and/or quantitative factors (e.g., historical earnings, dividend yield and earnings per share) and evaluating each security's current price relative to its estimated long-term value to select investments.



PRINCIPAL RISKS



Subject to the following principal investment risks: stock market volatility, interest rate changes, foreign exposure, prepayment, and issuer-specific changes. Stock market volatility refers to the risk that stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments. Interest rate changes refers to the risk that interest rate increases can cause the price of a debt security to decrease. Foreign exposure refers to the risk that foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently from the U.S. market. Prepayment refers to the ability of an issuer of a debt security to repay principal prior to a security's maturity which can cause greater price volatility if interest rates change. Issuer-specific changes refers to the risk that the value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.


INVESTMENT ADVISER: Fidelity Management & Research Company


SUBADVISERS: Fidelity Management & Research (U.K.) Inc.; Fidelity Management & Research (Far East) Inc.; Fidelity Investments Japan Limited; Fidelity Investments Money Management, Inc.; FMR Co., Inc.


FIDELITY VARIABLE INSURANCE PRODUCTS II--CONTRAFUND-REGISTERED TRADEMARK-
PORTFOLIO

INVESTMENT OBJECTIVE

Seeks long-term capital appreciation.

POLICIES


Normally invests primarily in common stocks of companies whose value the investment adviser believes is not fully recognized by the public. May invest in securities of both domestic and foreign issuers. Invests in either "growth" stocks or "value" stocks or both. Uses fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.



PRINCIPAL RISKS



Subject to the following principal investment risks: stock market volatility, foreign exposure, and issuer-specific changes. Stock market volatility refers to the risk that stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments. Foreign exposure refers to the risk that foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently from the U.S. market. Issuer-specific changes refers to the risk that the value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.



INVESTMENT ADVISER: Fidelity Management & Research Company
SUBADVISERS: Fidelity Management & Research (U.K.) Inc.; Fidelity Management & Research (Far East) Inc.; Fidelity Investments Japan Limited; FMR Co., Inc.


FIDELITY VARIABLE INSURANCE PRODUCTS II--INDEX 500 PORTFOLIO

INVESTMENT OBJECTIVE


Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the Standard & Poor's 500 Index (S&P 500).


POLICIES


Normally invests at least 80% of assets in common stocks included in the S&P
500. Uses statistical sampling techniques based on such factors as capitalization, industry exposures, dividend yield, price/earnings ratio, price/ book ratio, and earnings growth to attempt to match the investment characteristics of the S&P 500 and the fund. May lend securities to earn income for the fund.



PRINCIPAL RISKS



Subject to the following principal investment risks: stock market volatility and issuer-specific changes. Stock market volatility refers to the risk that stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments. Issuer-specific changes refers to the risk that the value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.


INVESTMENT ADVISER: Fidelity Management & Research Company

SUBADVISER: Bankers Trust Company; FMR Co., Inc.


JANUS ASPEN SERIES--AGGRESSIVE GROWTH PORTFOLIO

INVESTMENT OBJECTIVE


A NONDIVERSIFIED portfolio that seeks long-term growth of capital.


POLICIES


A NONDIVERSIFIED portfolio that invests primarily in common stocks selected for their growth potential and normally invests at least 50% of its equity assets in medium-sized companies. Medium-sized companies are those whose market capitalization falls within the range of companies in the Standard and Poor's (S&P) MidCap 400 Index. The market capitalizations within the Index will vary, but as of December 31, 2000, they ranged from approximately $102 million to $13 billion. Portfolio managers apply a "bottom up" approach in choosing investments. This approach identifies individual companies with earnings growth potential that may not be recognized by the market at large. Assessment is made by looking at companies one at a time, regardless of size, country or organization, place of principal business activity, or other similar selection criteria. If a portfolio manager is unable to find investments with earnings growth potential, a significant portion of assets may be in cash or similar investments.



PRINCIPAL RISKS



Because the Portfolio may invest substantially all of its assets in common stocks, the main risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. In addition, a NONDIVERSIFIED portfolio may hold larger positions in a smaller number of issuers. As a result, a single security's increase or decrease in value may have a greater impact on the fund's net asset value and total return than a comparable diversified fund. Performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities (high-yield/high-risk bonds or "junk" bonds) or companies with relatively small market capitalizations. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers. Investments in such companies tend to be more volatile and somewhat more speculative. Issues associated with investing in foreign securities include currency risk, political and economic risk, regulatory risk, market risk and transaction costs. High-yield/high-risk bonds present greater risk of default (the failure to make timely interest and principal payments) than higher quality bonds.


INVESTMENT ADVISER: Janus Capital Corporation

JANUS ASPEN SERIES--BALANCED PORTFOLIO

INVESTMENT OBJECTIVE

Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.

POLICIES


Normally invests 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential. Will normally invest at least 25% of its assets in fixed-income securities. Portfolio managers apply a "bottom up" approach in choosing investments. This approach identifies individual companies with earnings growth potential that may not be recognized by the market at large. Assessment is made by looking at companies one at a time, regardless of size, country or organization, place of principal business activity, or other similar selection criteria. If a portfolio manager is unable to find investments with earnings growth potential, a significant portion of assets may be in cash or similar investments.


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

PRINCIPAL RISKS



Because the Portfolio may invest a significant portion of its assets in common stocks, the main risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. The income component of the Portfolio's holdings includes fixed-income securities which generally will decrease in value when interest rates rise. Another fundamental risk associated with fixed-income securities is the risk that an issuer of a bond will be unable to make principal and interest payments when due (i.e. credit risk). Performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities (high-yield/ high-risk bonds or "junk" bonds) or companies with relatively small market capitalizations. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers. Investments in such companies tend to be more volatile and somewhat more speculative. Issues associated with investing in foreign securities include currency risk, political and economic risk, regulatory risk, market risk and transaction costs. High-yield/high-risk bonds present greater risk of default (the failure to make timely interest and principal payments) than higher quality bonds.



INVESTMENT ADVISER: Janus Capital Corporation


JANUS ASPEN SERIES--FLEXIBLE INCOME PORTFOLIO

INVESTMENT OBJECTIVE

Seeks to obtain maximum total return, consistent with the preservation of capital.

POLICIES


Invests primarily in a wide variety of income-producing securities such as corporate bonds and notes, government securities and preferred stock. Will invest at least 80% of its assets in income-producing securities. May own an unlimited amount of high-yield/high-risk bonds which may be a big part of the portfolio. Portfolio manager applies a "bottom up" approach in choosing investments. This approach identifies individual income-producing securities one at a time considering economic factors such as the effect of interest rates on the Portfolio's investments. If the portfolio manager is unable to find investments that meet his investment criteria, the Portfolio's assets may be in cash or similar investments.



PRINCIPAL RISKS



Because the Portfolio invests substantially all of its assets in fixed-income securities, it is subject to risks such as credit or default risks or decreased value due to interest rate increases. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. Performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments and initial public offerings (IPOs). One of the fundamental risks associated with all fixed-income funds is credit risk, which is the risk that an issuer will be unable to make principal and interest payments when due. Corporate debt securities, particularly those rated below investment grade, present the highest credit risk. Issues associated with investing in foreign securities include currency risk, political and economic risk, regulatory risk, market risk and transaction costs.


INVESTMENT ADVISER: Janus Capital Corporation

JANUS ASPEN SERIES--GROWTH PORTFOLIO

INVESTMENT OBJECTIVE

Seeks long-term growth of capital in a manner consistent with the preservation of capital.

POLICIES


Invests primarily in common stocks selected for their growth potential. Although it can invest in companies of any size, it generally invests in larger, more established companies. Portfolio managers apply a "bottom up" approach in choosing investments. This approach identifies individual companies with earnings growth potential that may not be recognized by the market at large. Assessment is made by looking at companies one at a time, regardless of size, country or organization, place of principal business activity, or other similar selection criteria. If a portfolio manager is unable to find investments with earnings growth potential, a significant portion of assets may be in cash or similar investments.



PRINCIPAL RISKS



Because the Portfolio may invest substantially all of its assets in common stocks, the main risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. Performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities (high-yield/ high-risk bonds or "junk" bonds) or companies with relatively small market capitalizations. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers. Investments in such companies tend to be more volatile and somewhat more speculative. Issues associated with investing in foreign securities include currency risk, political and economic risk, regulatory risk, market risk and transaction costs. High-yield/high-risk bonds present greater risk of default (the failure to make timely interest and principal payments) than higher quality bonds.


INVESTMENT ADVISER: Janus Capital Corporation

JANUS ASPEN SERIES--WORLDWIDE GROWTH PORTFOLIO

INVESTMENT OBJECTIVE

Seeks long-term growth of capital in a manner consistent with the preservation of capital.

POLICIES


Invests primarily in common stocks of companies of any size throughout the world. Normally invests in issuers from at least five different countries, including the United States. May at times invest in fewer than five countries or even in a single country. Portfolio managers apply a "bottom up" approach in choosing investments. This approach identifies individual companies with earnings growth potential that may not be recognized by the market at large. Assessment is made by looking at companies one at a time, regardless of size, country or organization, place of principal business activity, or other similar selection criteria. If a portfolio manager is unable to find investments with earnings growth potential, a significant portion of assets may be in cash or similar investments.



PRINCIPAL RISKS



Because the Portfolio may invest substantially all of its assets in common stocks, the main risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. Performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities (high-yield/ high-risk bonds or "junk" bonds) or companies with relatively small market capitalizations. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers. Investments in such companies tend to be more volatile and somewhat more speculative. Issues associated with investing in foreign securities include currency risk, political and economic risk, regulatory risk, market risk and transaction costs. The Portfolio may have significant exposure to foreign markets and may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. High-yield/high-risk bonds present greater risk of default (the failure to make timely interest and principal payments) than higher quality bonds.


INVESTMENT ADVISER: Janus Capital Corporation

MFS-REGISTERED TRADEMARK- GLOBAL GOVERNMENTS SERIES

INVESTMENT OBJECTIVE

Seeks to provide income and capital appreciation.

POLICIES


Under normal market conditions, invests at least 65% of total assets in U.S. government securities and foreign government securities, including emerging market governments. May also invest in corporate bonds issued by domestic or foreign (including emerging market) corporations. These bonds include investment grade bonds, lower rated bonds (commonly known as junk bonds), crossover bonds, and mortgage-backed and asset-backed securities. May invest in derivative securities. The series is a NON-DIVERSIFIED mutual series. This means that the series may invest a relatively high percentage of its assets in a small number of issuers. The series has engaged and may engage in active and frequent trading to achieve its principal investment strategies.



PRINCIPAL RISKS


Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. All of the risks of investing in foreign securities are heightened by investing in emerging markets countries. In allocating investments, the series could miss attractive investment opportunities by underweighting markets where there are significant returns, and could lose value by overweighting markets where there are significant declines. The value of securities held by the series may decline due to changing economic, political or market conditions, or disappointing earnings results. Fixed income securities are subject to interest rate risk (the risk that when interest rates rise, the prices of fixed income securities will generally fall) and credit risk (the risk that the issuer of a fixed income security will not be able to pay principal and interest when due). Securities with longer maturities are affected more by interest rate risk. Junk bonds are subject to a substantially higher degree of credit risk than higher rated bonds. Derivatives may be used to hedge against an opposite position that the fund also holds. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Gains or losses from derivative investments may be substantially greater than the derivative's original cost. Because the series is NON-DIVERSIFIED, investing its assets in a small number of issuers, the series is more susceptible to any single economic, political or regulatory event affecting those issuers than is a diversified fund. Frequent trading may result in the realization and distribution to shareholders of higher capital gains as compared to a series with less active trading policies. Frequent trading also increases transaction costs, which could detract from the series' performance.

INVESTMENT ADVISER: Massachusetts Financial Services Company (MFS)


MFS-REGISTERED TRADEMARK- TOTAL RETURN SERIES


INVESTMENT OBJECTIVE


Seeks mainly to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income.


POLICIES


Under normal market conditions, invests at least 40%, but not more than 75%, of net assets in common stocks and related securities (referred to as equity securities) such as preferred stock; bonds, warrants or rights convertible into stock; and depositary receipts for those securities. Invests at least 25% of net assets in non-convertible fixed income securities. May vary the percentage of assets invested in any one type of security (within the limits described above) in accordance with the adviser's interpretation of economic and money market conditions, fiscal and monetary policy and underlying security values. May invest in foreign securities and may have exposure to foreign currencies through its investment in these securities. Generally, seeks to purchase equity securities that the investment adviser believes are undervalued in the market relative to their long-term potential. Fixed income securities include U.S. government securities, mortgage-backed and asset-backed securities, and corporate bonds. The series has engaged and may engage in active and frequent trading to achieve its principal investment strategies.



PRINCIPAL RISKS



In allocating investments between equity and fixed income securities, the series could miss attractive investment opportunities by underweighting markets where there are significant returns, and could lose value by overweighting markets where there are significant declines. Investing in foreign securities involves risks relating to political social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers are subject. The value of securities held by the series may decline due to changing economic, political or market conditions, or disappointing earnings results. If anticipated events do not occur or are delayed, or if investor perceptions about undervalued securities do not improve, the market price of these securities may not rise or may fall. Fixed income securities are subject to interest rate risk (the risk that when interest rates rise, the prices of fixed income securities will generally fall) and credit risk (the risk that the issuer of a fixed income security will not be able to pay principal and interest when due). Securities with longer maturities are affected more by interest rate risk. Fixed income securities purchased by the series may be traded in the over-the-counter market may be harder to purchase or sell at a fair price. The inability to purchase or sell these fixed income securities at a fair price could have a negative impact on the series' performance. Frequent trading may result in the realization and distribution to shareholders of higher capital gains as compared to a series with less active trading policies. Frequent trading also increases transaction costs, which could detract from the series' performance.


INVESTMENT ADVISER: Massachusetts Financial Services Company (MFS)

OPPENHEIMER AGGRESSIVE GROWTH FUND/VA

INVESTMENT OBJECTIVE


Seeks capital appreciation by investing in "growth-type" companies.


POLICIES


Invests mainly in equity securities, such as common stocks and can invest in other securities, such as preferred stocks and convertible securities. Emphasizes investments in companies believed by the investment adviser to have significant growth potential. Growth companies can include established companies entering a growth cycle in their business, as well as newer companies. Can invest in securities of issuers of all market capitalizations, but currently focuses on stocks of "mid-cap" issuers (currently those issuers between $2.5 billion and $11.5 billion). Can invest in domestic and foreign companies, although most investments are in stocks of U.S. companies. In selecting securities, the portfolio manager looks for high-growth companies using a "bottom-up" stock selection process which focuses on fundamental analysis of individual issuers before considering overall economic, market or industry trends.



PRINCIPAL RISKS



Stocks fluctuate in price, and their sort-term volatility at times may be great. At times the fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of stocks of issuers in a particular industry or sector may go up and down in response to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than others. Stocks of growth companies, particularly newer companies, may offer opportunities for greater capital appreciation but may be more volatile than stocks of larger, more established companies.


INVESTMENT ADVISER: OppenheimerFunds, Inc.

OPPENHEIMER GLOBAL SECURITIES FUND/VA

INVESTMENT OBJECTIVE

Seeks long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies cyclical industries, and special situations that are considered to have appreciation possibilities.

POLICIES


Invests mainly in common stocks and can also buy other equity securities, including preferred stocks and convertible securities in the U.S. and foreign countries. Can invest without limit in any country, including countries with developed or emerging markets, but currently emphasizes investments in developed markets. Normally will invest in at least three countries (one of which may be the United States). Can also use hedging instruments and certain derivative investments. In selecting securities, the portfolio manager looks primarily for foreign and U.S. companies with high growth potential, using fundamental analysis of a company's financial statements and management structure, and analysis of the company's operations and product development, as well as the industry of which the issuer is part. The portfolio manager considers overall and relative economic conditions in U.S. and foreign markets, and seeks broad diversification in different countries to help moderate the special risks of foreign investing.

PRINCIPAL RISKS



Stocks fluctuate in price, and their short-term volatility at times may be great. Additionally, stocks of issuers in a particular industry may be affected by changes in economic conditions that affect that industry more than others, or by changes in government regulations, availability of basic resources or supplies, or other events. The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, changes in governmental economic or monetary policy in the U.S. or abroad or other political and economic factors. Investing in derivative investments carries the risk that if the issuer of the derivative does not pay the amount due, the fund can lose money on the investment. Also, the underlying security or investment on which the derivative is based, and the derivative itself, might not perform the way the investment adviser expected it to perform.


INVESTMENT ADVISER: OppenheimerFunds, Inc.

OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA

INVESTMENT OBJECTIVE

Seeks high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities.

POLICIES


Invests mainly in common stocks of U.S. companies, and can also invest in other equity securities such as preferred stocks and convertible securities. Currently emphasizes the stocks of large-capitalization companies in the fund's portfolio. At times, may increase the relative emphasis of its investments in small-cap and mid-cap stocks. Can buy foreign securities and debt securities such as bonds and notes, but currently does not emphasize those investments. Can also use hedging instruments and certain derivative investments to try to manage investment risks. In selecting securities, portfolio managers use an investment process that combines quantitative models, fundamental research about particular securities and individual judgment.



PRINCIPAL RISKS



Stocks fluctuate in price, and their short-term volatility at times may be great. Additionally, stocks of issuers in a particular industry may be affected by changes in economic conditions that affect that industry more than others, or by changes in government regulations, availability of basic resources or supplies, or other events. Because the Fund currently focuses its investments in stocks of U.S. issuers, it will be affected primarily by changes in the U.S. Stock Market. Changes in interest rates can also affect bond prices.


INVESTMENT ADVISER: OppenheimerFunds, Inc.

OPPENHEIMER STRATEGIC BOND FUND/VA

INVESTMENT OBJECTIVE


Seeks a high level of current income principally derived from interest on debt securities.


POLICIES


Invests mainly in debt securities of issuers in three market sectors: foreign governments and companies, U.S. Government securities, and lower-grade high-yield securities of U.S. and foreign companies. Can invest up to 100% of its assets in any one sector at any time, if the investment adviser believes that in doing so the fund can achieve its objective without undue risk. Can invest in securities having short, medium or long-term maturities and may invest without limit in lower-grade high-yield debt obligations, also called "junk bonds." Foreign investments can include debt securities of issuers in developed markets as well as emerging markets, which have special risks. Can also use hedging instruments and certain derivative investments to try to enhance income or to try to manage investment risks. In selecting securities, the portfolio managers analyze the overall investment opportunities and risks in individual national economies with an overall strategy of building a broadly-diversified portfolio of debt securities to help moderate the special risks of investing in high-yield debt instruments and foreign securities.

PRINCIPAL RISKS



Debt securities are subject to credit risk which refers to the risk that if the issuer fails to pay interest, or if the issuer fails to repay principal, the value of that security and of the fund's shares might be reduced. Credit risks of lower-grade securities are greater than those of investment-grade bonds. Lower-grade debt securities may be subject to greater market fluctuations and greater risks of loss of income and principal. The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad, or other political and economic factors. Securities of issuers in emerging and developing markets may be more difficult to sell at an acceptable price and their prices may be more volatile than securities of issuers in more developed markets. The fund is also subject to interest rate risk and prepayment risk. The investment adviser's expectations about the relative performance of the three principal sectors in which the fund invests may be inaccurate, and the fund's returns might be less than other funds using similar strategies. Investing in derivative investments carries the risk that if the issuer of the derivative does not pay the amount due, the fund can lose money on the investment. Also, the underlying security or investment on which the derivative is based, and the derivative itself, might not perform the way the investment adviser expected it to perform.


INVESTMENT ADVISER: OppenheimerFunds, Inc.


PORTFOLIO PARTNERS, INC. (PPI) MFS CAPITAL OPPORTUNITIES PORTFOLIO


INVESTMENT OBJECTIVE

Seeks capital appreciation.

POLICIES

Invests primarily (at least 65% of total assets) in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts. Focuses on companies believed to have favorable growth prospects and attractive valuations based on current and expected earnings or cash flow. Investments may include securities listed on a securities exchange or traded in the over-the-counter markets.

May invest in foreign securities (including emerging market securities) and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date.


May engage in active and frequent trading to achieve its principal investment strategies.



PRINCIPAL RISKS



-- MARKET AND COMPANY RISK: The value of the securities in which the Portfolio invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security. In addition, securities of growth companies may be more volatile because such companies usually invest a high portion of their earnings in their businesses and may lack the dividends of value companies, which can cushion the security prices in a declining market.


-- OVER THE COUNTER RISK: Equity securities that are traded over the counter may be more volatile than exchange listed securities, and the Portfolio may experience difficulty in purchasing or selling these securities at a fair price.


-- FOREIGN MARKETS RISK: Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject.


-- EMERGING MARKETS RISK: Emerging markets are generally defined as countries in the initial stages of their industrialization cycles with low per capita income. Investments in emerging markets securities involve all of the risks of investment in foreign securities, and also have additional risks.


-- CURRENCY RISK: Exposure to foreign currencies may cause the value of the Portfolio to decline in the event that the U.S. dollar strengthens against these currencies, or in the event that foreign governments intervene in the currency markets.

-- ACTIVE OR FREQUENT TRADING RISK: The Portfolio may engage in active and frequent trading. This may result in higher capital gains as compared to portfolios with less active trading policies. Frequent trading also increases transaction costs, which can detract from fund performance.


INVESTMENT ADVISER: Aetna Life Insurance and Annuity Company
SUBADVISER: Massachusetts Financial Services Company

PORTFOLIO PARTNERS, INC. (PPI) MFS EMERGING EQUITIES PORTFOLIO

INVESTMENT OBJECTIVE

Seeks long-term growth of capital.

POLICIES

Invests primarily (at least 65% of total assets) in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts, of emerging growth companies. Emerging growth companies are companies believed to be early in their life cycle and that have the potential to become major enterprises, or major enterprises whose rates of earnings growth are expected to accelerate. Investments may include securities listed on a securities exchange or traded in the over-the-counter markets.

May also invest in foreign securities (including emerging market securities) and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of foreign currency at a future date.

May engage in active and frequent trading to achieve its principal investment strategies.


PRINCIPAL RISKS



-- MARKET AND COMPANY RISK: The value of the securities in which the Portfolio invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.


-- EMERGING GROWTH RISK: The Portfolio's performance is particularly sensitive to changes in the value of emerging growth companies. Investments in emerging growth companies may be subject to more abrupt or erratic market movements and may involve greater risks than investments in other companies.


-- OVER THE COUNTER RISK: Equity securities that are traded over the counter may be more volatile than exchange listed securities, and the portfolio may experience difficulty in purchasing or selling these securities at a fair price.


-- FOREIGN MARKETS RISK: Investment in foreign securities involves risks related to political, social and economic developments abroad. These risks result from differences between the regulations to which U.S. and foreign issuers and markets are subject.


-- CURRENCY RISK: Exposure to foreign currencies may cause the value of the Portfolio to decline if the U.S. dollar strengthens against these currencies or if foreign governments intervene in the currency markets.


-- EMERGING MARKETS RISK: Investments in emerging market securities involve all the risks of investment in foreign markets. Additionally, markets of emerging market countries have been more volatile, and involve greater risks, than the markets of developed countries with more mature economies.


-- ACTIVE OR FREQUENT TRADING RISK: The Portfolio may engage in active and frequent trading. This may result in higher capital gains as compared to portfolios with less active trading policies. Frequent trading also increases transaction costs, which can detract from fund performance.


INVESTMENT ADVISER: Aetna Life Insurance and Annuity Company
SUBADVISER: Massachusetts Financial Services Company

PORTFOLIO PARTNERS, INC. (PPI) MFS RESEARCH GROWTH PORTFOLIO

INVESTMENT OBJECTIVE

Seeks long-term growth of capital and future income.

POLICIES

Invests primarily (at least 80% of total assets) in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts. Focuses on companies believed to have favorable prospects for long-term growth, attractive valuations based on current and expected earnings or cash flow, dominant or growing market share and superior management. May invest in companies of any size. Investments may also include securities traded on securities exchanges or in the over-the-counter markets.

May invest in foreign securities (including emerging market securities) and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of foreign currency at a future date.


PRINCIPAL RISKS



-- MARKET AND COMPANY RISK: The value of the securities in which the Portfolio invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security. In addition, securities of growth companies may be more volatile because such companies usually invest a high portion of their earnings in their businesses and may lack the dividends of value companies, which can cushion the security prices in a declining market.


-- OVER-THE-COUNTER RISK: Equity securities that are traded over-the-counter may be more volatile than exchange-listed securities, and the Portfolio may experience difficulty in purchasing or selling these securities at a fair price.


-- FOREIGN MARKETS RISK: Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject.


-- CURRENCY RISK: Exposure to foreign currencies may cause the value of the Portfolio to decline if the U.S. dollar strengthens against these currencies or if foreign governments intervene in the currency markets.


INVESTMENT ADVISER: Aetna Life Insurance and Annuity Company
SUBADVISER: Massachusetts Financial Services Company

PORTFOLIO PARTNERS, INC. (PPI) SCUDDER INTERNATIONAL GROWTH PORTFOLIO

INVESTMENT OBJECTIVE

Seeks long-term growth of capital.

POLICIES

Invests primarily (at least 65% of total assets) in the equity securities of foreign companies believed to have high growth potential. Normally invests in securities of at least three different countries other than the U.S. Will invest in securities in both developed and developing markets. Seeks to invest in those companies believed to be best able to capitalize on the growth and changes taking place within and between various regions of the world. Typically, these are companies with leading or rapidly developing business franchises, strong financial positions, and high quality management capable of defining and implementing strategies to take advantage of local, regional or global markets.


Also may invest in debt securities issued by both U.S. and foreign companies, including non-investment grade debt securities.


PRINCIPAL RISKS


-- MARKET AND COMPANY RISK: The value of the securities in which the Portfolio invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.


-- FOREIGN MARKETS RISK: Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject.

-- CURRENCY RISK: Exposure to foreign currencies may cause the value of the Portfolio to decline in the event that the U.S. dollar strengthens against these currencies, or in the event that foreign governments intervene in the currency markets.


-- EMERGING GROWTH RISK: The Portfolio's performance is particularly sensitive to changes in the value of emerging growth companies. Investments in emerging growth companies may be subject to more abrupt or erratic market movements and may involve greater risks than investments in other companies.


-- INTEREST RATE RISK: Investment in debt securities involves risks relating to interest rate movement. If interest rates go up, the value of debt securities held by the portfolio will decline.


-- CREDIT RISK: Investment in non-investment grade debt securities involves credit risk because issuers of non-investment grade securities are more likely to have difficulty making timely payments of interest or principal.


INVESTMENT ADVISER: Aetna Life Insurance and Annuity Company
SUBADVISER: Zurich Scudder Investments, Inc.

PORTFOLIO PARTNERS, INC. (PPI) T. ROWE PRICE GROWTH EQUITY PORTFOLIO

INVESTMENT OBJECTIVE

Seeks long-term capital growth, and secondarily, increasing dividend income.

POLICIES

Invests primarily (at least 65% of total assets) in the common stocks of a diversified group of growth companies. Seeks companies that have the ability to pay increasing dividends through strong cash flows and whose rates of earnings growth are above average. Also seeks companies with a lucrative niche in the economy that will give them the ability to sustain earnings momentum even during times of slow economic growth.

May invest in foreign securities and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of foreign currency at a future date.


PRINCIPAL RISKS



-- MARKET AND COMPANY RISK: The value of the securities in which the Portfolio invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security. In addition, securities of growth companies may be more volatile because such companies usually invest a high portion of their earnings in their businesses and may lack the dividends of value companies, which can cushion the security prices in a declining market.


-- GROWTH STOCK RISK: Growth stock companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. Also, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth.


-- FOREIGN MARKETS RISK: Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject.


-- CURRENCY RISK: Exposure to foreign currencies may cause the value of the Portfolio to decline in the event that the U.S. dollar strengthens against these currencies, or in the event that foreign governments intervene in the currency markets.


INVESTMENT ADVISER: Aetna Life Insurance and Annuity Company
SUBADVISER: T. Rowe Price Associates, Inc.

                                  Appendix IV
                        Condensed Financial Information
------------------------------------------------------------------


                                    TABLE I
           FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.40% (Selected data for accumulation units outstanding throughout each period)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


The condensed financial information presented below for each of the periods in the five-year period ended December 31, 2000 (as applicable), is derived from the financial statements of the separate account, which have been audited by KPMG LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 2000 are included in the Statement of Additional Information.



                                                          2000            1999            1998            1997            1996
                                                          ----            ----            ----            ----            ----
AETNA ASCENT VP
Value at beginning of period                              $17.374         $15.409         $14.983         $12.674         $11.003(1)
Value at end of period                                    $17.018         $17.374         $15.409         $14.983         $12.674
Number of accumulation units outstanding at end
 of period                                                 66,806          74,094          83,798          72,383          91,927
AETNA BALANCED VP, INC.
Value at beginning of period                              $18.376         $16.405         $14.228         $11.781         $10.582(2)
Value at end of period                                    $18.018         $18.376         $16.405         $14.228         $11.781
Number of accumulation units outstanding at end
 of period                                                364,760         387,565         369,652         314,447          59,639
AETNA BOND VP
Value at beginning of period                              $11.689         $11.943         $11.201         $10.489         $10.260(3)
Value at end of period                                    $12.637         $11.689         $11.943         $11.201         $10.489
Number of accumulation units outstanding at end
 of period                                                422,109         516,266         500,098         269,675          95,644
AETNA CROSSROADS VP
Value at beginning of period                              $15.949         $14.676         $14.054         $12.123         $10.932(1)
Value at end of period                                    $15.792         $15.949         $14.676         $14.054         $12.123
Number of accumulation units outstanding at end
 of period                                                 39,050          42,322          40,712          29,532           6,330
AETNA GROWTH VP
Value at beginning of period                              $23.771         $17.862         $13.158         $10.667(1)
Value at end of period                                    $20.638         $23.771         $17.862         $13.158
Number of accumulation units outstanding at end
 of period                                                256,267         156,242         284,771          68,840
AETNA GROWTH AND INCOME VP
Value at beginning of period                              $21.374         $18.461         $16.354         $12.769         $10.101(3)
Value at end of period                                    $18.765         $21.374         $18.461         $16.354         $12.769
Number of accumulation units outstanding at end
 of period                                              1,015,824       1,172,637       1,217,448         946,796         299,882
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                              $22.923         $18.704         $14.414         $10.919         $10.000(4)
Value at end of period                                    $20.478         $22.923         $18.704         $14.414         $10.919
Number of accumulation units outstanding at end
 of period                                                445,665         536,795         654,767         271,628           2,960
AETNA INTERNATIONAL VP
Value at beginning of period                              $14.554          $9.754         $10.149(1)
Value at end of period                                    $11.434         $14.554          $9.754
Number of accumulation units outstanding at end
 of period                                                 50,262          12,771           1,816
AETNA LEGACY VP
Value at beginning of period                              $14.599         $13.825         $13.112         $11.613         $10.601(5)
Value at end of period                                    $15.088         $14.599         $13.825         $13.112         $11.613
Number of accumulation units outstanding at end
 of period                                                 79,712          94,121          95,815          60,533           8,642
AETNA MONEY MARKET VP
Value at beginning of period                              $11.744         $11.335         $10.900         $10.481         $10.151(2)
Value at end of period                                    $12.319         $11.744         $11.335         $10.900         $10.481
Number of accumulation units outstanding at end
 of period                                              1,690,766       2,775,866       2,041,170       1,409,840         799,456
AETNA SMALL COMPANY VP
Value at beginning of period                              $17.540         $13.595         $13.638         $11.313(1)
Value at end of period                                    $18.458         $17.540         $13.595         $13.638
Number of accumulation units outstanding at end
 of period                                                343,701         136,571         225,982         188,818
AETNA TECHNOLOGY VP
Value at beginning of period                               $9.106(1)
Value at end of period                                     $5.824
Number of accumulation units outstanding at end
 of period                                                 34,998
AETNA VALUE OPPORTUNITY VP
Value at beginning of period                              $18.847         $15.985         $13.246         $10.856(1)
Value at end of period                                    $20.480         $18.847         $15.985         $13.246
Number of accumulation units outstanding at end
 of period                                                280,864         150,268         311,397          67,303
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                              $12.656         $11.437          $9.976          $9.824(2)
Value at end of period                                    $12.089         $12.656         $11.437          $9.976
Number of accumulation units outstanding at end
 of period                                                  8,297          12,298          12,288           3,258
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                              $17.279         $16.482         $14.974         $11.855         $10.301(3)
Value at end of period                                    $18.474         $17.279         $16.482         $14.974         $11.855
Number of accumulation units outstanding at end
 of period                                              2,335,570       2,597,042       2,792,889       2,292,971       1,000,050

------------------------------------------------------------------

                                                          2000            1999            1998            1997            1996
                                                          ----            ----            ----            ----            ----
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                              $24.826         $18.320         $13.320         $10.940          $9.005(3)
Value at end of period                                    $21.792         $24.826         $18.320         $13.320         $10.940
Number of accumulation units outstanding at end
 of period                                              1,572,341       1,858,232       1,869,306       1,399,424         870,922
FIDELITY VIP HIGH INCOME PORTFOLIO
Value at beginning of period                              $13.317         $12.488         $13.238         $11.410         $10.493(6)
Value at end of period                                    $10.180         $13.317         $12.488         $13.238         $11.410
Number of accumulation units outstanding at end
 of period                                                890,534       1,086,377       1,196,922         862,284         239,917
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                              $19.684         $13.997         $12.590         $11.447         $10.304(6)
Value at end of period                                    $15.701         $19.684         $13.997         $12.590         $11.447
Number of accumulation units outstanding at end
 of period                                                225,474         230,681         261,377         237,376         115,487
FIDELITY VIP II ASSET MANAGER PORTFOLIO
Value at beginning of period                              $17.257         $15.754         $13.888         $11.674         $10.539(7)
Value at end of period                                    $16.348         $17.257         $15.754         $13.888         $11.674
Number of accumulation units outstanding at end
 of period                                                335,446         388,585         408,019         272,789         104,229
FIDELITY VIP II CONTRAFUND-Registered Trademark-
PORTFOLIO
Value at beginning of period                              $23.242         $18.970         $14.802         $12.093         $10.273(6)
Value at end of period                                    $21.400         $23.242         $18.970         $14.802         $12.093
Number of accumulation units outstanding at end
 of period                                              1,565,470       1,826,356       1,853,911       1,682,029         540,936
FIDELITY VIP II INDEX 500 PORTFOLIO
Value at beginning of period                              $25.027         $21.063         $16.646         $12.722         $10.828(6)
Value at end of period                                    $22.383         $25.027         $21.063         $16.646         $12.722
Number of accumulation units outstanding at end
 of period                                              1,723,480       1,838,819       1,953,506       1,375,721         384,282
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                              $37.181         $16.729         $12.637         $11.376         $10.988(6)
Value at end of period                                    $24.996         $37.181         $16.729         $12.637         $11.376
Number of accumulation units outstanding at end
 of period                                                853,483         950,030         601,047         518,686         242,113
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                              $23.983         $19.189         $14.492         $12.038         $10.836(6)
Value at end of period                                    $23.121         $23.983         $19.189         $14.492         $12.038
Number of accumulation units outstanding at end
 of period                                                810,586         893,140         927,779         533,138         165,079
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                              $13.226         $13.202         $12.272         $11.136         $10.173(7)
Value at end of period                                    $13.857         $13.226         $13.202         $12.272         $11.136
Number of accumulation units outstanding at end
 of period                                                256,628         254,250         267,031         163,048          35,326
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                              $27.974         $19.704         $14.731         $12.171         $11.002(6)
Value at end of period                                    $23.570         $27.974         $19.704         $14.731         $12.171
Number of accumulation units outstanding at end
 of period                                              1,129,263       1,130,099         807,576         684,113         255,831
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                              $33.250         $20.506         $16.131         $13.393         $10.536(3)
Value at end of period                                    $27.649         $33.250         $20.506         $16.131         $13.393
Number of accumulation units outstanding at end
 of period                                              2,730,852       3,017,262       3,185,557       2,772,831       1,030,570
MFS-Registered Trademark- GLOBAL GOVERNMENT
SERIES
Value at beginning of period                              $10.440         $10.860         $10.207         $10.471         $10.000(8)
Value at end of period                                    $10.799         $10.440         $10.860         $10.207         $10.471
Number of accumulation units outstanding at end
 of period                                                 49,082          36,450          69,957          52,302          20,479
MFS-Registered Trademark- TOTAL RETURN SERIES
Value at beginning of period                              $14.669         $14.432         $13.030         $10.894         $10.000(8)
Value at end of period                                    $16.782         $14.669         $14.432         $13.030         $10.894
Number of accumulation units outstanding at end
 of period                                                777,895         833,537         943,853         523,291         108,482
OPPENHEIMER AGGRESSIVE GROWTH FUND/VA
Value at beginning of period                              $24.477         $13.520         $12.204         $10.516(1)
Value at end of period                                    $21.423         $24.477         $13.520         $12.204
Number of accumulation units outstanding at end
 of period                                                374,221         224,632         179,861          65,695
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period                              $20.287         $12.982         $11.539         $10.488(1)
Value at end of period                                    $21.023         $20.287         $12.982         $11.539
Number of accumulation units outstanding at end
 of period                                                254,046         115,002         134,449          87,559
OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA
Value at beginning of period                              $15.839         $13.199         $12.785         $10.497(1)
Value at end of period                                    $14.248         $15.839         $13.199         $12.785
Number of accumulation units outstanding at end
 of period                                                650,882         650,435         693,695         354,269
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period                              $11.072         $10.921         $10.764         $10.187(1)
Value at end of period                                    $11.206         $11.072         $10.921         $10.764
Number of accumulation units outstanding at end
 of period                                                229,784         285,712         328,546         128,720
PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period                              $18.612         $12.686         $10.152         $10.009(3)
Value at end of period                                    $17.303         $18.612         $12.686         $10.152
Number of accumulation units outstanding at end
 of period                                                535,004         473,282         358,518         216,273
PPI MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                              $20.074         $13.494         $10.554         $10.689(3)
Value at end of period                                    $14.097         $20.074         $13.494         $10.554
Number of accumulation units outstanding at end
 of period                                              2,155,759       2,336,393       2,557,155       2,394,861

------------------------------------------------------------------

                                                          2000            1999            1998            1997            1996
                                                          ----            ----            ----            ----            ----
PPI MFS RESEARCH GROWTH PORTFOLIO
Value at beginning of period                              $13.032         $10.656          $8.786          $8.960(3)
Value at end of period                                    $12.274         $13.032         $10.656          $8.786
Number of accumulation units outstanding at end
 of period                                              1,421,458       1,550,656       1,761,234       1,615,395
PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period                              $18.181         $11.640          $9.912          $9.791(3)
Value at end of period                                    $14.415         $18.181         $11.640          $9.912
Number of accumulation units outstanding at end
 of period                                                 76,956          87,650          79,756           2,569
PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period                              $20.993         $17.406         $13.834         $13.560(3)
Value at end of period                                    $20.694         $20.993         $17.406         $13.834
Number of accumulation units outstanding at end
 of period                                              1,516,955       1,472,258       1,616,748       1,572,718



----------------------------------



Footnote for period ended December 31, 2000:
                  (1)   Funds were first received in this option during May 2000.
Footnote for period ended December 31, 1998:
                  (1)   Funds were first received in this option during May 1998.
Footnotes for period ended December 31, 1997:
                  (1)   Funds were first received in this option during May 1997.
                  (2)   Funds were first received in this option during December
                        1997.
                  (3)   Funds were first received in this option during November
                        1997.
Footnotes for period ended December 31, 1996:
                  (1)   Funds were first received in this option during July 1996.
                  (2)   Funds were first received in this option during February
                        1996.
                  (3)   Funds were first received in this option during January
                        1996.
                  (4)   The initial accumulation unit value was established at
                        $10.000 during September 1996 when the portfolio became
                        available under the option.
                  (5)   Funds were first received in this option during May 1996.
                  (6)   Funds were first received in this option during March 1996.
                  (7)   Funds were first received in this option during April 1996.
                  (8)   The initial accumulation unit value was established at
                        $10.000 during May 1996 when the fund bacame available under the option.

                        Condensed Financial Information
------------------------------------------------------------------

                                    TABLE II
           FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.25%
   (Selected data for accumulation units outstanding throughout each period)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


The condensed financial information presented below for each of the periods in the three-year period ended December 31, 2000 (as applicable), is derived from the financial statements of the separate account, which have been audited by KPMG LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 2000 are included in the Statement of Additional Information.



                                                                       2000              1999              1998
                                                                       ----              ----              ----
AETNA ASCENT VP
Value at beginning of period                                           $11.359           $10.059           $10.694(1)
Value at end of period                                                 $11.143           $11.359           $10.059
Number of accumulation units outstanding at end of period               16,321            16,116            17,615
AETNA BALANCED VP, INC.
Value at beginning of period                                           $12.690           $11.312           $10.708(1)
Value at end of period                                                 $12.462           $12.690           $11.312
Number of accumulation units outstanding at end of period              106,603           122,860           112,689
AETNA BOND VP
Value at beginning of period                                           $10.396           $10.606           $10.118(1)
Value at end of period                                                 $11.256           $10.396           $10.606
Number of accumulation units outstanding at end of period              146,073           284,700           211,071
AETNA CROSSROADS VP
Value at beginning of period                                           $11.177           $10.270           $10.504(1)
Value at end of period                                                 $11.084           $11.177           $10.270
Number of accumulation units outstanding at end of period               16,607             9,394            18,307
AETNA GROWTH VP
Value at beginning of period                                           $17.296           $12.977           $11.455(1)
Value at end of period                                                 $15.039           $17.296           $12.977
Number of accumulation units outstanding at end of period               89,897            74,875            75,506
AETNA GROWTH AND INCOME VP
Value at beginning of period                                           $12.827           $11.063           $11.063(1)
Value at end of period                                                 $11.278           $12.827           $11.063
Number of accumulation units outstanding at end of period              419,418           474,578           794,335
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                                           $15.387           $12.535           $11.157(1)
Value at end of period                                                 $13.766           $15.387           $12.535
Number of accumulation units outstanding at end of period              190,980           208,800           215,324
AETNA INTERNATIONAL VP
Value at beginning of period                                           $14.592            $9.764            $9.851(2)
Value at end of period                                                 $11.481           $14.592            $9.764
Number of accumulation units outstanding at end of period                8,697             2,511             2,693
AETNA LEGACY VP
Value at beginning of period                                           $10.978           $10.380           $10.404(1)
Value at end of period                                                 $11.362           $10.978           $10.380
Number of accumulation units outstanding at end of period               23,848            29,162            29,301
AETNA MONEY MARKET VP
Value at beginning of period                                           $10.762           $10.371           $10.097(1)
Value at end of period                                                 $11.306           $10.762           $10.371
Number of accumulation units outstanding at end of period              726,382           370,653           319,753
AETNA SMALL COMPANY VP
Value at beginning of period                                           $12.565            $9.724           $11.126(1)
Value at end of period                                                 $13.243           $12.565            $9.724
Number of accumulation units outstanding at end of period              109,027            80,258            71,465
AETNA TECHNOLOGY VP
Value at beginning of period                                            $8.850(1)
Value at end of period                                                  $5.830
Number of accumulation units outstanding at end of period                2,543
AETNA VALUE OPPORTUNITY VP
Value at beginning of period                                           $13.750           $11.644           $11.097(1)
Value at end of period                                                 $14.964           $13.750           $11.644
Number of accumulation units outstanding at end of period               71,351            77,073           110,097
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                                           $12.421           $11.208           $10.596(1)
Value at end of period                                                 $11.882           $12.421           $11.208
Number of accumulation units outstanding at end of period               10,043            12,257            11,121
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                                           $11.346           $10.806           $10.957(1)
Value at end of period                                                 $12.148           $11.346           $10.806
Number of accumulation units outstanding at end of period              484,590           576,813           476,634
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                                           $17.986           $13.253           $11.094(1)
Value at end of period                                                 $15.812           $17.986           $13.253
Number of accumulation units outstanding at end of period              331,372           344,724           307,937

------------------------------------------------------------------

                                                                       2000              1999              1998
                                                                       ----              ----              ----
FIDELITY VIP HIGH INCOME PORTFOLIO
Value at beginning of period                                            $9.849            $9.222           $10.292(1)
Value at end of period                                                  $7.541            $9.849            $9.222
Number of accumulation units outstanding at end of period              215,872           248,198           270,627
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                                           $14.771           $10.487           $11.082(1)
Value at end of period                                                 $11.800           $14.771           $10.487
Number of accumulation units outstanding at end of period               53,231            57,260            45,606
FIDELITY VIP II ASSET MANAGER PORTFOLIO
Value at beginning of period                                           $12.248           $11.165           $10.607(1)
Value at end of period                                                 $11.621           $12.248           $11.165
Number of accumulation units outstanding at end of period              102,250           117,415           152,533
FIDELITY VIP II CONTRAFUND-Registered Trademark- PORTFOLIO
Value at beginning of period                                           $15.383           $12.537           $11.136(1)
Value at end of period                                                 $14.186           $15.383           $12.537
Number of accumulation units outstanding at end of period              375,961           410,630           353,548
FIDELITY VIP II INDEX 500 PORTFOLIO
Value at beginning of period                                           $14.589           $12.259           $11.159(1)
Value at end of period                                                 $13.067           $14.589           $12.259
Number of accumulation units outstanding at end of period              425,196           738,298           409,685
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                                           $28.943           $13.003           $11.125(1)
Value at end of period                                                 $19.488           $28.943           $13.003
Number of accumulation units outstanding at end of period              215,462           127,870            47,713
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                                           $15.883           $12.689           $10.904(1)
Value at end of period                                                 $15.335           $15.883           $12.689
Number of accumulation units outstanding at end of period              293,340           325,243           230,693
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                                           $10.634           $10.599           $10.191(1)
Value at end of period                                                 $11.159           $10.634           $10.599
Number of accumulation units outstanding at end of period               99,446           133,860           106,626
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                                           $18.177           $12.784           $11.091(1)
Value at end of period                                                 $15.338           $18.177           $12.784
Number of accumulation units outstanding at end of period              276,793           316,527           178,276
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                                           $19.422           $11.960           $11.375(1)
Value at end of period                                                 $16.175           $19.422           $11.960
Number of accumulation units outstanding at end of period              505,764           554,475           420,428
MFS-Registered Trademark- GLOBAL GOVERNMENT SERIES
Value at beginning of period                                           $10.123           $10.514           $10.032(2)
Value at end of period                                                 $10.487           $10.123           $10.514
Number of accumulation units outstanding at end of period               11,556               885               591
MFS-Registered Trademark- TOTAL RETURN SERIES
Value at beginning of period                                           $11.139           $10.942           $10.639(1)
Value at end of period                                                 $12.762           $11.139           $10.942
Number of accumulation units outstanding at end of period              292,439           289,103           253,311
OPPENHEIMER AGGRESSIVE GROWTH FUND / VA
Value at beginning of period                                           $19.738           $10.886           $11.304(1)
Value at end of period                                                 $17.302           $19.738           $10.886
Number of accumulation units outstanding at end of period               99,767           114,364            88,310
OPPENHEIMER GLOBAL SECURITIES FUND / VA
Value at beginning of period                                           $17.136           $10.949           $10.941(1)
Value at end of period                                                 $17.784           $17.136           $10.949
Number of accumulation units outstanding at end of period               52,068            34,030            29,176
OPPENHEIMER MAIN STREET GROWTH & INCOME FUND / VA
Value at beginning of period                                           $12.153           $10.111           $11.377(1)
Value at end of period                                                 $10.948           $12.153           $10.111
Number of accumulation units outstanding at end of period              235,409           263,646           232,433
OPPENHEIMER STRATEGIC BOND FUND / VA
Value at beginning of period                                           $10.191           $10.037           $10.118(1)
Value at end of period                                                 $10.330           $10.191           $10.037
Number of accumulation units outstanding at end of period               87,548           106,774            85,477
PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period                                           $17.640           $12.005           $11.503(1)
Value at end of period                                                 $16.424           $17.640           $12.005
Number of accumulation units outstanding at end of period              145,704           145,648           108,102
PPI MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                                           $17.577           $11.797           $11.104(1)
Value at end of period                                                 $12.362           $17.577           $11.797
Number of accumulation units outstanding at end of period              204,067           258,892           205,549
PPI MFS RESEARCH GROWTH PORTFOLIO
Value at beginning of period                                           $14.250           $11.634           $11.178(1)
Value at end of period                                                 $13.442           $14.250           $11.634
Number of accumulation units outstanding at end of period              145,226           154,290           131,761

------------------------------------------------------------------

                                                                       2000              1999              1998
                                                                       ----              ----              ----
PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period                                           $17.201           $10.995           $11.145(1)
Value at end of period                                                 $13.658           $17.201           $10.995
Number of accumulation units outstanding at end of period               34,335            34,698            30,516
PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period                                           $14.620           $12.103           $11.120(1)
Value at end of period                                                 $14.433           $14.620           $12.103
Number of accumulation units outstanding at end of period              132,805           121,008           120,157


----------------------------------


Footnote for period ended December 31, 2000:
                  (1)   Funds were first received in this option during May 2000.
Footnotes for period ended December 31, 1998:
                  (1)   Funds were first received in this option during May 1998.
                  (2)   Funds were first received in this option during June 1998.

--------------------------------------------------------------------------------
                       VARIABLE ANNUITY ACCOUNT I
                                  OF
                    AETNA INSURANCE COMPANY OF AMERICA
--------------------------------------------------------------------------------

          STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2001

                             AETNA MARATHON PLUS

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Variable Annuity Account I (the "separate account") dated May 1, 2001.

A free prospectus is available upon request from the local Aetna Insurance Company of America office or by writing to or calling our Service Center at:

                        ING Aetna Financial Services
                               Annuity Services
                            151 Farmington Avenue
                      Hartford, Connecticut 06156-1258
                               1-800-238-6219

Read the prospectus before you invest. Unless otherwise indicated, terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.

                              TABLE OF CONTENTS

                                                                           PAGE
                                                                           ----
General Information and History                                               2
Variable Annuity Account I                                                    2
Offering and Purchase of Contracts                                            3
Performance Data                                                              3
   General                                                                    3
   Average Annual Total Return Quotations                                     4
Income Phase Payments                                                         7
Sales Material and Advertising                                                8
Independent Auditors                                                          9
Financial Statements of the Separate Account                                S-1
Financial Statements of Aetna Insurance Company of America                  F-1

                       GENERAL INFORMATION AND HISTORY

Aetna Insurance Company of America (the Company, we, us, our) issues the contracts described in the prospectus and is responsible for providing each contract's insurance and annuity benefits. We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1990 and redomesticated under the insurance laws of the State of Florida on January 5, 2000. We are an indirect wholly-owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management. We are engaged in the business of issuing life insurance and annuities. Our Service Center is located at 151 Farmington Avenue, Hartford, Connecticut 06156. Our executive offices are located at 5100 West Lemon Street, Suite 213, Tampa, Florida 33609.

Other than the mortality and expense risk charge and administrative expense charge described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company. See "Fees" in the prospectus. We receive reimbursement for certain administrative costs from some advisers of the funds used as funding options under the contract. These fees generally range up to 0.425%.

The assets of the separate account are held by the Company. The separate account has no custodian. However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term "contract(s)" refers only to those offered through the prospectus.

                         VARIABLE ANNUITY ACCOUNT I

Variable Annuity Account I is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Purchase payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds listed below. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions or under all contracts.

The funds currently available under the contract are as follows:

AETNA ASCENT VP                                              FIDELITY VARIABLE INSURANCE PRODUCTS FUND II (VIP II)
AETNA BALANCED VP, INC.                                         CONTRAFUND-Registered Trademark- PORTFOLIO
Aetna Income Shares d/b/a AETNA BOND VP                      FIDELITY VARIABLE INSURANCE PRODUCTS II (VIP II) INDEX 500 PORTFOLIO
AETNA CROSSROADS VP                                          JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
AETNA GROWTH VP                                              JANUS ASPEN BALANCED PORTFOLIO
Aetna Variable Fund d/b/a AETNA GROWTH AND INCOME VP         JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
AETNA INDEX PLUS LARGE CAP VP                                JANUS ASPEN GROWTH PORTFOLIO
AETNA INTERNATIONAL VP                                       JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Aetna Variable Encore Fund d/b/a AETNA MONEY MARKET VP       MFS-Registered Trademark- TOTAL RETURN SERIES
AETNA SMALL COMPANY VP                                       MFS-Registered Trademark- GLOBAL GOVERNMENTS SERIES
AETNA TECHNOLOGY VP                                          OPPENHEIMER AGGRESSIVE GROWTH FUND/VA
AETNA VALUE OPPORTUNITY VP                                   OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA
CALVERT SOCIAL BALANCED PORTFOLIO                            OPPENHEIMER STRATEGIC BOND FUND/VA
FIDELITY VARIABLE INSURANCE PRODUCTS (VIP) EQUITY-INCOME     PORTFOLIO PARTNERS (PPI) MFS CAPITAL OPPORTUNITIES PORTFOLIO
   PORTFOLIO                                                 PORTFOLIO PARTNERS, INC. (PPI) MFS EMERGING EQUITIES PORTFOLIO
FIDELITY VARIABLE INSURANCE PRODUCTS (VIP) GROWTH PORTFOLIO  PORTFOLIO PARTNERS, INC. (PPI) MFS RESEARCH GROWTH PORTFOLIO
FIDELITY VARIABLE INSURANCE PRODUCTS FUND (VIP)              PORTFOLIO PARTNERS, INC. (PPI) SCUDDER INTERNATIONAL GROWTH
   HIGH INCOME PORTFOLIO                                        PORTFOLIO
FIDELITY VARIABLE INSURANCE PRODUCTS FUND (VIP) OVERSEAS     PORTFOLIO PARTNERS, INC. (PPI) T. ROWE PRICE GROWTH EQUITY PORTFOLIO
   PORTFOLIO
FIDELITY VARIABLE INSURANCE PRODUCTS II (VIP II)
   ASSET MANAGER PORTFOLIO

Complete descriptions of each of the funds, including their investment objectives, policies, risks and fees and expenses, are contained in the prospectuses and statements of additional information for each of the funds.

                     OFFERING AND PURCHASE OF CONTRACTS

Aetna Investment Services, LLC (AIS), serves as the principal underwriter for the contracts. AIS, a Delaware limited liability company, is registered as a broker-dealer with the SEC. AIS is also a member of the National Association of Securities Dealers, Inc. and the Securities Investor Protection Corporation. AIS' principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156. The contracts are distributed through life insurance agents licensed to sell variable annuities who are registered representatives of AIS or of other registered broker-dealers who have entered into sales arrangements with AIS. The offering of the contracts is continuous. A description of the manner in which the contracts are purchased can be found in the prospectus under the sections entitled "Purchase and Rights" and "Your Account Value."

                              PERFORMANCE DATA

GENERAL

From time to time we may advertise different types of historical performance for the subaccounts of the separate account available under the contracts. We may advertise the "standardized average annual total returns," calculated in a manner prescribed by the SEC (the "standardized return"), as well as "non-standardized returns," both of which are described below.

The standardized and non-standardized total return figures are computed according to a formula in which a hypothetical initial purchase payment of $1,000 is applied to the various subaccounts under the contract, and then related to the redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. The standardized figures use the actual returns of the fund since the date contributions were first received in the fund under the separate account, adjusted to reflect the deduction of the maximum recurring charges under the contracts during each period (e.g., 1.25% mortality and expense risk charge, $30 annual maintenance fee, 0.15% administrative charge, and early withdrawal charge of 7% of purchase payments grading down to 0% after seven years). These charges will be deducted on a pro rata basis in the case of fractional periods. The annual maintenance fee is converted to a percentage of assets based on the average account size under the contracts described in the prospectus. The total return figures shown below may be different from the actual historical total returns under your contract because for periods prior to 1994, the subaccount's investment performance was based on the performance of the underlying fund plus any cash held by the subaccount.

The non-standardized figures will be calculated in a similar manner, except that they will not reflect the deduction of any applicable early withdrawal charge, and in some advertisements will also exclude the effect of the annual maintenance fee. The deduction of the early withdrawal charge and the annual maintenance fee would decrease the level of performance shown if reflected in these calculations. The non-standardized figures may also include monthly, quarterly, year-to-date and three-year periods, and may include returns calculated from the fund's inception date and/or the date contributions were first received in the fund under the separate account. The non-standardized returns shown in the tables below reflect the deduction of the maximum recurring charges under the contract except the early withdrawal charge. The annual maintenance fee has been deducted for the purposes of calculating the returns.

Investment results of the funds will fluctuate over time, and any presentation of the subaccounts' total return quotations for any prior period should not be considered as a representation of how the subaccounts will perform in any future period. Additionally, the account value upon redemption may be more or less than your original cost.

AVERAGE ANNUAL TOTAL RETURN QUOTATIONS -- STANDARDIZED AND NON-STANDARDIZED

The tables below reflect the average annual standardized and non-standardized total return quotation figures for the periods ended December 31, 2000 for the subaccounts under the contracts. The standardized returns assume the maximum charges under the contract as described under "General" above. The non-standardized returns assume the same charges but do not include the early withdrawal charges.

For the subaccounts funded by the Portfolio Partners, Inc. (PPI) portfolios, two sets of performance returns are shown for each subaccount: one showing performance based solely on the performance of the PPI portfolio from November 28, 1997, the date the portfolio commenced operations; and one quotation based on (a) performance through November 26, 1997 of the fund it replaced under many contracts and (b) after November 26, 1997 based on the performance of the PPI portfolio.

For those subaccounts where results are not available for the full calendar period indicated, performance for such partial periods is shown in the column labeled "Since Inception." For standardized performance, the "Since Inception" column shows the average annual return since the date contributions were first received in the fund under the separate account. For non-standardized performance, the "Since Inception" column shows the average annual total return since the fund's inception date.

--------------------------------------------------------------------------------------------
                                                                               DATE
                                                                           CONTRIBUTIONS
                                                     STANDARDIZED          FIRST RECEIVED
                                                                             UNDER THE
                                                                           SEPARATE ACCOUNT
-------------------------------------------------------------------------------------------
                                                               SINCE
        SUBACCOUNT                                  1 YEAR   INCEPTION*
-------------------------------------------------------------------------------------------
Aetna Ascent VP                                     (8.38%)     9.50%        07/31/1996
Aetna Balanced VP, Inc.                             (8.28%)    11.03%        02/29/1996
Aetna Bond VP                                        1.85%      3.41%        01/31/1996
Aetna Crossroads VP                                 (7.31%)     7.94%        07/31/1996
Aetna Growth VP                                    (19.59%)    18.07%        05/30/1997
Aetna Growth and Income VP                         (18.61%)    11.45%        01/31/1996
Aetna Index Plus Large Cap VP                      (17.06%)    16.95%        10/31/1996
Aetna International VP                             (27.91%)     2.69%        05/05/1998
Aetna Legacy VP                                     (2.95%)     6.86%        05/31/1996
Aetna Money Market VP(1)                            (1.39%)     3.26%        02/29/1996
Aetna Small Company VP                              (1.05%)    13.60%        05/30/1997
Aetna Technology VP                                           (40.53%)       05/09/2000
Aetna Value Opportunity VP                           2.41%     18.09%        05/30/1997
Calvert Social Balanced Portfolio                  (10.83%)     5.36%        11/28/1997
Fidelity VIP Equity-Income Portfolio                 0.64%     10.94%        01/31/1996
Fidelity VIP Growth Portfolio                      (18.62%)    17.18%        01/31/1996
Fidelity VIP High Income Portfolio                 (30.04%)    (1.64%)       03/29/1996
Fidelity VIP Overseas Portfolio                    (26.70%)     7.93%        03/29/1996
Fidelity VIP II Asset Manager Portfolio            (11.62%)     8.83%        04/30/1996
Fidelity VIP II Contrafund-Registered Trademark-
   Portfolio                                       (14.30%)    15.59%        03/29/1996
Fidelity VIP II Index 500 Portfolio                (16.96%)    15.51%        03/29/1996
Janus Aspen Aggressive Growth Portfolio            (39.32%)    16.91%        03/29/1996
Janus Aspen Balanced Portfolio                      (9.94%)    16.67%        03/29/1996
Janus Aspen Flexible Income Portfolio               (1.51%)     5.87%        04/30/1996
Janus Aspen Growth Portfolio                       (22.17%)    16.32%        03/29/1996
Janus Aspen Worldwide Growth Portfolio             (23.28%)    20.61%        01/31/1996
MFS-Registered Trademark- Global
   Governments Series                               (2.86%)     0.70%        05/31/1996
MFS-Registered Trademark- Total Return Series        8.19%     11.26%        05/31/1996
Oppenheimer Aggressive Growth Fund/VA              (18.88%)    19.17%        05/30/1997
Oppenheimer Global Securities Fund/VA               (2.67%)    19.96%        05/30/1997
Oppenheimer Main Street Growth & Income Fund/VA    (16.43%)     6.85%        05/30/1997
Oppenheimer Strategic Bond Fund/VA                  (5.11%)     1.16%        05/30/1997
=======================================================================================
PPI MFS Capital Opportunities Portfolio            (13.40%)    18.25%        11/28/1997
=======================================================================================
PPI MFS Emerging Equities Portfolio                (36.30%)     7.94%        11/28/1997
Alger American Small Cap/PPI MFS Emerging
   Equities(2)                                     (36.30%)     7.55%        01/31/1996
=======================================================================================
PPI MFS Research Growth Portfolio                  (12.17%)     9.33%        11/28/1997
American Century VP Capital Appreciation/PPI
   MFS Research Growth(2)                          (12.17%)     4.31%        03/30/1996
=======================================================================================
PPI Scudder International Growth Portfolio         (27.18%)    12.02%        11/28/1997
=======================================================================================
PPI T. Rowe Price Growth Equity Portfolio           (7.76%)    13.39%        11/28/1997
Alger American Growth/PPI T. Rowe Price
   Growth Equity(2)                                 (7.76%)    15.25%        01/31/1996
-------------------------------------------------------------------------------------------

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in calculating the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.
* Reflects performance from the date contributions were first received in the fund under the separate account.
(1) The current yield for the subaccount for the seven-day period ended December 31, 2000 (on an annualized basis) was 4.94%. Current yield more closely reflects current earnings than does total return. The current yield reflects the deduction of all charges under the contract that are deducted from the total return quotations shown above except the maximum 7% early withdrawal charge.
(2) The fund first listed was replaced with the applicable PPI Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced fund until November 26, 1997, and the performance of the applicable PPI Portfolio after that date. The replaced fund may not have been available under all contracts. The "Date Contributions First Received Under the Separate Account" refers to the applicable date for the replaced fund. If no date is shown, contributions were first received in the replaced fund under the separate account more than ten years ago.

----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   FUND
                                                              NON-STANDARDIZED                                   INCEPTION
                                                                                                                   DATE
----------------------------------------------------------------------------------------------------------------------------
                                                                                                     SINCE
        SUBACCOUNT                                 1 YEAR     3 YEARS     5 YEARS     10 YEARS     INCEPTION*
----------------------------------------------------------------------------------------------------------------------------
Aetna Ascent VP                                    (2.07%)      4.32%      10.33%                    11.22%      07/05/1995
Aetna Balanced VP, Inc.(1)                         (1.97%)      8.17%      11.65%      10.99%
Aetna Bond VP(1)                                    8.10%       4.09%       4.22%       6.24%
Aetna Crossroads VP                                (1.00%)      3.95%       8.80%                     9.61%      07/05/1995
Aetna Growth VP                                   (13.20%)     16.17%                                19.92%      12/13/1996
Aetna Growth and Income VP(1)                     (12.23%)      4.67%      12.50%      12.21%
Aetna Index Plus Large Cap VP                     (10.69%)     12.40%                                18.17%      09/16/1996
Aetna International VP                            (21.46%)     11.17%                                12.04%      12/22/1997
Aetna Legacy VP                                     3.33%       4.77%       7.88%                     8.58%      07/05/1995
Aetna Money Market VP(1)(2)                         4.88%       4.14%       4.05%       3.64%
Aetna Small Company VP                              5.22%      10.60%                                16.03%      12/27/1996
Aetna Technology VP                                                                                 (41.77%)     05/01/2000
Aetna Value Opportunity VP                          8.65%      15.62%                                21.05%      12/13/1996
Calvert Social Balanced Portfolio(1)               (4.50%)      6.59%       9.74%       9.67%
Fidelity VIP Equity-Income Portfolio(1)             6.89%       7.23%      11.90%      15.70%
Fidelity VIP Growth Portfolio(1)                  (12.24%)     17.82%      17.62%      18.35%
Fidelity VIP High Income Portfolio(1)             (23.57%)     (8.40%)      0.04%       8.31%
Fidelity VIP Overseas Portfolio(1)                (20.25%)      7.62%       8.86%       7.73%
Fidelity VIP II Asset Manager Portfolio(1)         (5.29%)      5.57%       9.59%      10.38%
Fidelity VIP II Contrafund-Registered Trademark-
   Portfolio                                       (7.94%)     13.06%      16.14%                    19.53%      01/03/1995
Fidelity VIP II Index 500 Portfolio               (10.59%)     10.36%      16.31%                    15.31%      08/27/1992
Janus Aspen Aggressive Growth Portfolio           (32.79%)     25.51%      18.50%                    20.75%      09/13/1993
Janus Aspen Balanced Portfolio                     (3.61%)     16.83%      17.06%                    15.55%      09/13/1993
Janus Aspen Flexible Income Portfolio               4.76%       4.12%       6.00%                     6.66%      09/13/1993
Janus Aspen Growth Portfolio                      (15.76%)     16.94%      17.71%                    16.40%      09/13/1993
Janus Aspen Worldwide Growth Portfolio            (16.86%)     19.66%      21.29%                    20.56%      09/13/1993
MFS-Registered Trademark- Global
   Governments Series                               3.42%       1.88%       1.11%                     2.72%      06/14/1994
MFS-Registered Trademark- Total Return
   Series                                          14.38%       8.78%      11.66%                    13.89%      01/03/1995
Oppenheimer Aggressive Growth
   Fund/VA(1)                                     (12.49%)     20.61%      18.02%      19.48%
Oppenheimer Global Securities
   Fund/VA(1)                                       3.61%      22.12%      20.61%      14.12%
Oppenheimer Main Street Growth &
   Income Fund/VA                                 (10.06%)      3.66%      13.70%                    16.96%      07/05/1995
Oppenheimer Strategic Bond Fund/VA                  1.19%       1.33%       4.26%                     4.21%      05/03/1993
===========================================================================================================================
PPI MFS Capital Opportunities Portfolio            (7.05%)     19.44%                                19.31%      11/28/1997
Neuberger Berman AMT Growth/PPI MFS Capital
   Opportunities(3)                                (7.05%)     19.44%      17.95%      14.99%
===========================================================================================================================
PPI MFS Emerging Equities Portfolio               (29.79%)     10.11%                                 9.35%      11/28/1997
Alger American Small Cap/PPI MFS Emerging
   Equities(3)                                    (29.79%)     10.11%       8.10%      13.37%
===========================================================================================================================
PPI MFS Research Growth Portfolio                  (5.83%)     11.77%                                10.70%      11/28/1997
American Century VP Capital Appreciation/PPI
   MFS Research Growth(3)                          (5.83%)     11.77%       4.73%       8.91%
===========================================================================================================================
PPI Scudder International Growth Portfolio        (20.73%)     13.28%                                13.31%      11/28/1997
Scudder VLIF International/PPI Scudder
   International Growth (3)                       (20.73%)     13.28%      12.06%      10.44%
===========================================================================================================================
PPI T. Rowe Price Growth Equity Portfolio          (1.45%)     14.35%                                14.64%      11/28/1997
Alger American Growth/PPI T. Rowe Price
   Growth Equity(3)                                (1.45%)     14.35%      16.13%      18.06%
----------------------------------------------------------------------------------------------------------------------------

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in calculating the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.
**   Reflects performance from the fund's inception date.
(1)  These funds have been in operation for more than ten years.
(2) The current yield for the subaccount for the seven-day period ended December 31, 2000 (on an annualized basis) was 4.94%. Current yield more closely reflects current earnings than does total return. The current yield reflects the deduction of all charges under the contract that are deducted from the total return quotations shown above. As in the table above, the maximum 7% early withdrawal charge is not reflected.
(3) The fund first listed was replaced with the applicable PPI Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced fund until November 26, 1997, and the performance of the applicable PPI Portfolio after that date. The replaced fund may not have been available under all contracts. The "Fund Inception Date" refers to the applicable date for the replaced fund. If no date is shown, the replaced fund has been in operation for more than ten years.

                            INCOME PHASE PAYMENTS


When you begin receiving payments under the contract during the income phase (see "The Income Phase" in the prospectus), the value of your account is determined using accumulation unit values as of the tenth valuation before the first income phase payment is due. Such value (less any applicable premium tax charge) is applied to provide income phase payments to you in accordance with the income phase payment option and investment options elected.


The annuity option tables found in the contract show, for each option, the amount of the first income phase payment for each $1,000 of value applied. Thereafter, variable income phase payments fluctuate as the annuity unit value(s) fluctuates with the investment experience of the selected investment option(s). The first income phase payment and subsequent income phase payments also vary depending upon the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first income phase payment, but payments will increase thereafter only to the extent that the investment performance of the subaccounts you selected is greater than 5% annually after deduction of fees. Income phase payments would decline if the performance was less than 5%. Use of the 3.5% assumed rate causes a lower first income phase payment, but subsequent payments would increase more rapidly or decline more slowly as changes occur in the performance of the subaccounts selected.

When the income phase begins, the annuitant is credited with a fixed number of annuity units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where
(a) is the amount of the first income phase payment based on a particular investment option, and (b) is the then current annuity unit value for that investment option. As noted, annuity unit values fluctuate from one valuation to the next (see "Your Account Value" in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a ten valuation lag which gives the Company time to process income phase payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the income phase.

EXAMPLE:
Assume that, at the date income phase payments are to begin, there are 3,000 accumulation units credited under a particular contract and that the value of an accumulation unit for the tenth valuation prior to retirement was $13.650000. This produces a total value of $40,950.


Assume also that no premium tax charge charge is payable and that the annuity table in the contract provides, for the income phase payment option elected, a first monthly variable payment of $6.68 per $1000 of value applied; the annuitant's first monthly income phase payment would thus be $40.950 multiplied by $6.68, or $273.55.


Assume then that the value of an annuity unit upon the valuation on which the first income phase payment was due was $13.400000. When this value is divided into the first monthly payment, the number of annuity units is determined to be 20.414. The value of this number of annuity units will be paid in each subsequent month.

If the net investment factor with respect to the appropriate subaccount is
1.0015000 as of the tenth valuation preceding the due date of the second monthly income phase payment, multiplying this factor by .9999058* (to take into account the assumed net investment rate of 3.5% per annum built into the number of annuity units determined above) produces a result of 1.0014057. This is then multiplied by the annuity unit value for the prior valuation (assume such value to be $13.504376) to produce an annuity unit value of $13.523359 for the valuation occurring when the second income phase payment is due. The second monthly payment is then determined by multiplying the number of annuity units by the current annuity unit value, or 20.414 times $13.523359, which produces a phase payment of $276.07.

*If an assumed net investment rate of 5% is elected, the appropriate factor to take into account such assumed rate would be .9998663.

                       SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor's Corporation and Moody's Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar's Variable Annuity/Life Performance Report and Lipper's Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize the underlying funds in terms of the asset classes they represent and use such categories in marketing materials for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

                             INDEPENDENT AUDITORS

KPMG LLP, One Financial Plaza, 755 Main Street, Hartford, Connecticut 06103, are the independent auditors for the separate account and for the Company for the year ended December 31, 2000. The independent auditors provide services to the separate account that include primarily the audit of the separate account's financial statements and the review of filings made with the SEC.

                              FINANCIAL STATEMENTS
                           VARIABLE ANNUITY ACCOUNT I
                                     INDEX

                                                    Page
                                                    ----
Statement of Assets and Liabilities...............  S-2

Statement of Operations...........................  S-7

Statements of Changes in Net Assets...............  S-7

Condensed Financial Information...................  S-8

Notes to Financial Statements.....................  S-12

Independent Auditors' Report......................  S-30

VARIABLE ANNUITY ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES - December 31, 2000
ASSETS:
Investments, at net asset value: (Note 1)

                                                                       Net
                                        Shares          Cost        Assets
                                        ------          ----        ------
  Aetna Ascent VP                       90,018  $  1,313,430  $  1,318,769
  Aetna Balanced VP, Inc.              592,713     8,849,325     7,942,351
  Aetna Bond VP                        557,718     7,056,737     7,032,827
  Aetna Crossroads VP                   58,965       797,202       800,740
  Aetna Growth and Income VP           994,798    26,843,347    23,994,516
  Aetna Growth VP                      457,745     7,692,708     6,861,594
  Aetna Index Plus Large Cap VP        719,394    13,507,589    12,035,455
  Aetna International VP                65,065       817,649       676,029
  Aetna Legacy VP                      123,133     1,556,593     1,581,031
  Aetna Money Market VP              2,134,082    28,887,277    29,041,019
  Aetna Small Company VP               489,628     7,981,529     8,152,300
  Aetna Technology VP                   40,464       321,381       237,928
  Aetna Value Opportunity VP           444,575     6,720,502     6,819,785
  AIM V.I. Funds:
    Capital Appreciation Fund               24           738           738
    Growth and Income Fund                  54         1,455         1,422
    Growth Fund                          5,622       141,289       139,540
    Value Fund                              82         2,281         2,234
  Alger American Funds:
    Balanced Portfolio                 111,662     1,587,593     1,537,588
    Income and Growth Portfolio        325,379     4,457,610     4,314,521
    Leveraged AllCap Portfolio          98,027     4,512,776     3,803,432
  American Century Investments:
    Balanced Fund                       52,677       389,280       382,959
    International Fund                 184,003     1,873,155     1,882,355
  Calvert Social Balanced Portfolio    109,703       238,732       219,625
  Federated Insurance Series:
    American Leaders Fund II         6,569,013   115,445,422   134,796,147
    Equity Income Fund II            1,973,291    26,087,276    28,257,521
    Growth Strategies Fund II        2,040,946    36,314,926    47,247,905
    High Income Bond Fund II         2,362,702    24,093,562    19,988,456
    International Equity Fund II     1,878,884    27,809,827    34,740,558
    Prime Money Fund II              4,158,587     4,158,587     4,158,587
    U.S. Government Securities Fund
      II                               468,759     5,050,474     5,207,916
    Utility Fund II                  1,613,866    20,443,395    20,076,496
  Fidelity Investments Variable
    Insurance Product Fund:
    Equity-Income Portfolio          1,921,400    45,846,626    49,034,119
    Growth Portfolio                   909,886    43,271,172    39,716,502
    High Income Portfolio            1,307,277    12,024,134    10,693,525
    Overseas Portfolio                 208,519     4,305,558     4,168,293
  Fidelity Investments Variable
    Insurance Product Fund II:
    Asset Manager Portfolio            417,008     6,773,043     6,672,122
    Contrafund Portfolio             1,635,823    39,375,575    38,834,432
    Index 500 Portfolio                295,143    45,736,993    44,132,683
    Investment Grade Bond Portfolio     76,511       928,078       963,273

VARIABLE ANNUITY ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES - December 31, 2000 (continued):

                                                                       Net
                                        Shares          Cost        Assets
                                        ------          ----        ------
  Janus Aspen Series:
    Aggressive Growth Portfolio        713,367  $ 32,072,238  $ 25,895,213
    Balanced Portfolio                 955,589    23,420,715    23,239,919
    Flexible Income Portfolio          407,139     4,614,770     4,665,808
    Growth Portfolio                 1,171,242    34,866,159    31,014,492
    Worldwide Growth Portfolio       2,272,084    91,404,889    84,021,660
  Lexington Funds:
    Emerging Markets Fund               58,463       488,164       446,071
    Natural Resources Trust Fund        50,314       682,253       742,126
  MFS Funds:
    Global Government Series            65,057       634,190       651,221
    Total Return Series                856,903    15,723,735    16,786,736
  Oppenheimer Funds:
    Aggressive Growth Fund/VA          137,673    11,914,446     9,743,110
    Global Securities Fund/VA          207,272     6,174,808     6,286,564
    Main Street Growth & Income
      Fund/VA                          557,433    12,493,562    11,851,023
    Strategic Bond Fund/VA             741,862     3,456,373     3,479,334
  Portfolio Partners, Inc. (PPI):
    PPI MFS Capital Opportunities
      Portfolio                        263,776    12,680,553    11,714,301
    PPI MFS Emerging Equities
      Portfolio                        564,107    38,026,337    32,921,297
    PPI MFS Research Growth
      Portfolio                      1,483,111    21,134,240    19,399,098
    PPI Scudder International
      Growth Portfolio                  86,925     1,576,938     1,602,904
    PPI T. Rowe Price Growth Equity
      Portfolio                        552,263    34,397,605    33,378,798
                                                ------------  ------------
NET ASSETS                                      $928,976,801  $925,306,968
                                                ============  ============

VARIABLE ANNUITY ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES - December 31, 2000 (continued):

NET ASSETS REPRESENTED BY:

Reserves for annuity contracts in accumulation and payment period: (Notes 1 and
6)

Aetna Ascent VP
    Annuity contracts in accumulation.............  $  1,318,769
Aetna Balanced VP, Inc.
    Annuity contracts in accumulation.............     7,929,788
    Annuity contracts in payment period...........        12,563
Aetna Bond VP
    Annuity contracts in accumulation.............     6,978,392
    Annuity contracts in payment period...........        54,435
Aetna Crossroads VP
    Annuity contracts in accumulation.............       800,740
Aetna Growth and Income VP
    Annuity contracts in accumulation.............    23,792,130
    Annuity contracts in payment period...........       202,386
Aetna Growth VP
    Annuity contracts in accumulation.............     6,806,404
    Annuity contracts in payment period...........        55,190
Aetna Index Plus Large Cap VP
    Annuity contracts in accumulation.............    11,879,320
    Annuity contracts in payment period...........       156,135
Aetna International VP
    Annuity contracts in accumulation.............       676,029
Aetna Legacy VP
    Annuity contracts in accumulation.............     1,473,659
    Annuity contracts in payment period...........       107,372
Aetna Money Market VP
    Annuity contracts in accumulation.............    29,041,019
Aetna Small Company VP
    Annuity contracts in accumulation.............     7,811,759
    Annuity contracts in payment period...........       340,541
Aetna Technology VP
    Annuity contracts in accumulation.............       237,928
Aetna Value Opportunity VP
    Annuity contracts in accumulation.............     6,819,785
AIM V.I. Funds:
  Capital Appreciation Fund
    Annuity contracts in accumulation.............           738
  Growth and Income Fund
    Annuity contracts in accumulation.............         1,422
  Growth Fund
    Annuity contracts in accumulation.............       139,540
  Value Fund
    Annuity contracts in accumulation.............         2,234
Alger American Funds:
  Balanced Portfolio
    Annuity contracts in accumulation.............     1,537,588
  Income and Growth Portfolio
    Annuity contracts in accumulation.............     4,314,521

VARIABLE ANNUITY ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES - December 31, 2000 (continued):

  Leveraged AllCap Portfolio
    Annuity contracts in accumulation.............  $  3,803,432
American Century Investments:
  Balanced Fund
    Annuity contracts in accumulation.............       382,959
  International Fund
    Annuity contracts in accumulation.............     1,882,355
Calvert Social Balanced Portfolio
    Annuity contracts in accumulation.............       219,625
Federated Insurance Series:
  American Leaders Fund II
    Annuity contracts in accumulation.............   134,492,475
    Annuity contracts in payment period...........       303,672
  Equity Income Fund II
    Annuity contracts in accumulation.............    28,140,360
    Annuity contracts in payment period...........       117,161
  Growth Strategies Fund II
    Annuity contracts in accumulation.............    47,247,905
  High Income Bond Fund II
    Annuity contracts in accumulation.............    19,977,718
    Annuity contracts in payment period...........        10,738
  International Equity Fund II
    Annuity contracts in accumulation.............    34,698,955
    Annuity contracts in payment period...........        41,603
  Prime Money Fund II
    Annuity contracts in accumulation.............     4,158,587
  U.S. Government Securities Fund II
    Annuity contracts in accumulation.............     5,207,916
  Utility Fund II
    Annuity contracts in accumulation.............    20,018,964
    Annuity contracts in payment period...........        57,532
Fidelity Investments Variable Insurance Product
  Fund:
  Equity-Income Portfolio
    Annuity contracts in accumulation.............    49,034,119
  Growth Portfolio
    Annuity contracts in accumulation.............    39,716,502
  High Income Portfolio
    Annuity contracts in accumulation.............    10,693,525
  Overseas Portfolio
    Annuity contracts in accumulation.............     4,168,293
Fidelity Investments Variable Insurance Product
  Fund II:
  Asset Manager Portfolio
    Annuity contracts in accumulation.............     6,672,122
  Contrafund Portfolio
    Annuity contracts in accumulation.............    38,834,432
  Index 500 Portfolio
    Annuity contracts in accumulation.............    44,132,683
  Investment Grade Bond Portfolio
    Annuity contracts in accumulation.............       963,273

VARIABLE ANNUITY ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES - December 31, 2000 (continued):

Janus Aspen Series:
  Aggressive Growth Portfolio
    Annuity contracts in accumulation.............  $ 25,895,213
  Balanced Portfolio
    Annuity contracts in accumulation.............    23,239,919
  Flexible Income Portfolio
    Annuity contracts in accumulation.............     4,665,808
  Growth Portfolio
    Annuity contracts in accumulation.............    30,862,182
    Annuity contracts in payment period...........       152,310
  Worldwide Growth Portfolio
    Annuity contracts in accumulation.............    83,851,167
    Annuity contracts in payment period...........       170,493
Lexington Funds:
  Emerging Markets Fund
    Annuity contracts in accumulation.............       446,071
  Natural Resources Trust Fund
    Annuity contracts in accumulation.............       742,126
MFS Funds:
  Global Government Series
    Annuity contracts in accumulation.............       651,221
  Total Return Series
    Annuity contracts in accumulation.............    16,786,736
Oppenheimer Funds:
  Aggressive Growth Fund/VA
    Annuity contracts in accumulation.............     9,743,110
  Global Securities Fund/VA
    Annuity contracts in accumulation.............     6,286,564
  Main Street Growth & Income Fund/VA
    Annuity contracts in accumulation.............    11,851,023
  Strategic Bond Fund/VA
    Annuity contracts in accumulation.............     3,479,334
Portfolio Partners, Inc. (PPI):
  PPI MFS Capital Opportunities Portfolio
    Annuity contracts in accumulation.............    11,650,204
    Annuity contracts in payment period...........        64,097
  PPI MFS Emerging Equities Portfolio
    Annuity contracts in accumulation.............    32,913,152
    Annuity contracts in payment period...........         8,145
  PPI MFS Research Growth Portfolio
    Annuity contracts in accumulation.............    19,399,098
  PPI Scudder International Growth Portfolio
    Annuity contracts in accumulation.............     1,578,267
    Annuity contracts in payment period...........        24,637
  PPI T. Rowe Price Growth Equity Portfolio
    Annuity contracts in accumulation.............    33,308,638
    Annuity contracts in payment period...........        70,160
                                                    ------------
                                                    $925,306,968
                                                    ============

See Notes to Financial Statements

VARIABLE ANNUITY ACCOUNT I

STATEMENT OF OPERATIONS

                                                        YEAR ENDED
                                                    DECEMBER 31, 2000
                                                    -----------------
INVESTMENT INCOME:
Income: (Notes 1, 3 and 5)
  Dividends.......................................   $    81,327,822
Expenses: (Notes 2 and 5)
  Valuation period deductions.....................       (14,764,116)
                                                     ---------------
Net investment income.............................   $    66,563,706
                                                     ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
Net realized gain on investments: (Notes 1, 4 and
  5)
  Proceeds from sales.............................   $ 1,360,050,242
  Cost of investments sold........................    (1,276,617,109)
                                                     ---------------
    Net realized gain on investments..............        83,433,133
                                                     ---------------
Net unrealized gain (loss) on investments: (Note
  5)
  Beginning of year...............................       256,846,161
  End of year.....................................        (3,669,833)
                                                     ---------------
    Net change in unrealized gain (loss) on
      investments.................................      (260,515,994)
                                                     ---------------
Net realized and unrealized loss on investments...      (177,082,861)
                                                     ---------------
Net decrease in net assets resulting from
  operations......................................   $  (110,519,155)
                                                     ===============

See Notes to Financial Statements

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                             YEAR ENDED DECEMBER 31,
                                               2000            1999
                                               ----            ----
FROM OPERATIONS:
Net investment income...................  $   66,563,706  $   35,268,552
Net realized gain on investments........      83,433,133      69,327,620
Net change in unrealized gain (loss) on
  investments...........................    (260,515,994)    127,840,291
                                          --------------  --------------
Net decrease in net assets resulting
  from operations ......................    (110,519,155)    232,436,463
                                          --------------  --------------
FROM UNIT TRANSACTIONS:
Variable annuity contract purchase
  payments..............................      10,489,343      20,077,461
Transfer from the Company for mortality
  guarantee adjustments.................         179,254         (11,560)
Transfers from the Company's other
  variable annuity accounts.............       4,427,094      25,886,558
Redemptions by contract holders.........     (87,822,341)    (61,593,899)
Annuity payments........................        (389,897)       (206,606)
Other...................................         502,034         347,722
                                          --------------  --------------
  Net decrease in net assets from unit
    transactions (Note 6)...............     (72,614,513)    (15,500,324)
                                          --------------  --------------
Change in net assets....................    (183,133,668)    216,936,139
NET ASSETS:
Beginning of year.......................   1,108,440,636     891,504,497
                                          --------------  --------------
End of year.............................  $  925,306,968  $1,108,440,636
                                          ==============  ==============

See Notes to Financial Statements

VARIABLE ANNUITY ACCOUNT I
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000

----------------------------------------------------------------------------------------------------------------------
                                 Value
                                Per Unit       Increase (Decrease)                     Units
                                --------           in Value of                      Outstanding          Reserves
                           Beginning  End of      Accumulation                        at End              at End
                            of Year    Year           Unit                            of Year             of Year
----------------------------------------------------------------------------------------------------------------------
AETNA ASCENT VP:
AICA I                      $17.374   $17.018             (2.05%)                       66,806.0       $  1,136,904
AICA II                      11.359    11.143             (1.90%)                       16,321.0            181,865
----------------------------------------------------------------------------------------------------------------------
AETNA BALANCED VP, INC.:
AICA I                       18.376    18.018             (1.95%)                      364,760.1          6,572,247
AICA II                      12.690    12.462             (1.80%)                      106,603.0          1,328,487
AICA III                     10.164    10.334              1.67%            (5)          2,811.5             29,054
Annuity contracts in
  payment period                                                                                             12,563
----------------------------------------------------------------------------------------------------------------------
AETNA BOND VP:
AICA I                       11.689    12.637              8.11%                       422,109.3          5,334,195
AICA II                      10.396    11.256              8.27%                       146,072.9          1,644,197
Annuity contracts in
  payment period                                                                                             54,435
----------------------------------------------------------------------------------------------------------------------
AETNA CROSSROADS VP:
AICA I                       15.949    15.792             (0.98%)                       39,049.5            616,670
AICA II                      11.177    11.084             (0.83%)                       16,606.8            184,070
----------------------------------------------------------------------------------------------------------------------
AETNA GROWTH AND INCOME VP:
AICA I                       21.374    18.765            (12.21%)                    1,015,824.0         19,061,938
AICA II                      12.827    11.278            (12.08%)                      419,417.6          4,730,192
Annuity contracts in
  payment period                                                                                            202,386
----------------------------------------------------------------------------------------------------------------------
AETNA GROWTH VP:
AICA I                       23.771    20.638            (13.18%)                      256,267.4          5,288,846
AICA II                      17.296    15.039            (13.05%)                       89,896.9          1,351,959
AICA III                     11.173     9.844            (11.89%)           (3)         16,822.3            165,599
Annuity contracts in
  payment period                                                                                             55,190
----------------------------------------------------------------------------------------------------------------------
AETNA INDEX PLUS LARGE CAP VP:
AICA I                       22.923    20.478            (10.67%)                      445,664.6          9,126,319
AICA II                      15.387    13.766            (10.53%)                      190,980.3          2,629,035
AICA III                     10.952     9.676            (11.65%)           (2)         12,811.7            123,966
Annuity contracts in
  payment period                                                                                            156,135
----------------------------------------------------------------------------------------------------------------------
AETNA INTERNATIONAL VP:
AICA I                       14.554    11.434            (21.44%)                       50,262.0            574,696
AICA II                      14.592    11.481            (21.32%)                        8,696.7             99,847
AICA III                      9.845     9.606             (2.43%)           (4)            154.7              1,486
----------------------------------------------------------------------------------------------------------------------
AETNA LEGACY VP:
AICA I                       14.599    15.088              3.35%                        79,712.4          1,202,701
AICA II                      10.978    11.362              3.50%                        23,847.7            270,958
Annuity contracts in
  payment period                                                                                            107,372
----------------------------------------------------------------------------------------------------------------------
AETNA MONEY MARKET VP:
AICA I                       11.744    12.319              4.90%                     1,690,765.7         20,828,543
AICA II                      10.762    11.306              5.05%                       726,382.1          8,212,476
----------------------------------------------------------------------------------------------------------------------
AETNA SMALL COMPANY VP:
AICA I                       17.540    18.458              5.23%                       343,701.4          6,344,040
AICA II                      12.565    13.243              5.40%                       109,027.4          1,443,850
AICA III                     12.755    11.894             (6.75%)           (2)          2,006.8             23,869
Annuity contracts in
  payment period                                                                                            340,541
----------------------------------------------------------------------------------------------------------------------
AETNA TECHNOLOGY VP:
AICA I                        9.106     5.824            (36.04%)           (1)         34,998.1            203,829
AICA II                       8.850     5.830            (34.12%)           (1)          2,543.2             14,827
AICA III                      9.603     5.841            (39.18%)           (2)          3,299.4             19,272
----------------------------------------------------------------------------------------------------------------------
AETNA VALUE OPPORTUNITY VP:
AICA I                       18.847    20.480              8.66%                       280,863.8          5,752,091
AICA II                      13.750    14.964              8.83%                        71,350.8          1,067,694
----------------------------------------------------------------------------------------------------------------------
AIM V.I. FUNDS:
CAPITAL APPRECIATION FUND:
AICA III                     10.549    10.549              0.00%            (5)             70.0                738
----------------------------------------------------------------------------------------------------------------------

VARIABLE ANNUITY ACCOUNT I
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

----------------------------------------------------------------------------------------------------------------------
                                 Value
                                Per Unit       Increase (Decrease)                     Units
                                --------           in Value of                      Outstanding          Reserves
                           Beginning  End of      Accumulation                        at End              at End
                            of Year    Year           Unit                            of Year             of Year
----------------------------------------------------------------------------------------------------------------------
GROWTH AND INCOME FUND:
AICA III                    $10.275   $ 9.582             (6.74%)           (3)            148.4       $      1,422
----------------------------------------------------------------------------------------------------------------------
GROWTH FUND:
AICA III                     11.179     8.731            (21.90%)           (2)         15,982.1            139,540
----------------------------------------------------------------------------------------------------------------------
VALUE FUND:
AICA III                     10.792     9.132            (15.38%)           (2)            244.6              2,234
----------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN FUNDS:
BALANCED PORTFOLIO:
AICA I                       20.910    20.049             (4.12%)                       76,691.5          1,537,588
----------------------------------------------------------------------------------------------------------------------
INCOME AND GROWTH PORTFOLIO:
AICA I                       27.923    27.185             (2.64%)                      158,709.6          4,314,521
----------------------------------------------------------------------------------------------------------------------
LEVERAGED ALLCAP PORTFOLIO:
AICA I                       36.075    26.739            (25.88%)                      142,242.9          3,803,432
----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY INVESTMENTS:
BALANCED FUND:
AICA I                       15.962    15.322             (4.01%)                       24,994.1            382,959
----------------------------------------------------------------------------------------------------------------------
INTERNATIONAL FUND:
AICA I                       25.642    21.031            (17.98%)                       89,503.8          1,882,355
----------------------------------------------------------------------------------------------------------------------
CALVERT SOCIAL BALANCED PORTFOLIO:
AICA I                       12.656    12.089             (4.48%)                        8,296.6            100,298
AICA II                      12.421    11.882             (4.34%)                       10,042.7            119,327
----------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES:
AMERICAN LEADERS FUND II:
AICA I                       21.708    21.916              0.96%                     6,136,725.5        134,492,475
Annuity contracts in
  payment period                                                                                            303,672
----------------------------------------------------------------------------------------------------------------------
EQUITY INCOME FUND II:
AICA I                       16.369    14.335            (12.43%)                    1,963,052.7         28,140,360
Annuity contracts in
  payment period                                                                                            117,161
----------------------------------------------------------------------------------------------------------------------
GROWTH STRATEGIES FUND II:
AICA I                       31.060    24.528            (21.03%)                    1,926,284.5         47,247,905
----------------------------------------------------------------------------------------------------------------------
HIGH INCOME BOND FUND II:
AICA I                       13.666    12.260            (10.29%)                    1,629,503.9         19,977,718
Annuity contracts in
  payment period                                                                                             10,738
----------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND II:
AICA I                       26.765    20.424            (23.69%)                    1,698,930.4         34,698,955
Annuity contracts in
  payment period                                                                                             41,603
----------------------------------------------------------------------------------------------------------------------
PRIME MONEY FUND II:
AICA I                       11.610    12.129              4.47%                       342,863.1          4,158,587
----------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES FUND II:
AICA I                       12.040    13.175              9.43%                       395,287.7          5,207,916
----------------------------------------------------------------------------------------------------------------------
UTILITY FUND II:
AICA I                       17.388    15.612            (10.21%)                    1,282,280.6         20,018,964
Annuity contracts in
  payment period                                                                                             57,532
----------------------------------------------------------------------------------------------------------------------
FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCT FUND:
EQUITY-INCOME PORTFOLIO:
AICA I                       17.279    18.474              6.92%                     2,335,570.2         43,147,323
AICA II                      11.346    12.148              7.07%                       484,589.7          5,886,796
----------------------------------------------------------------------------------------------------------------------
GROWTH PORTFOLIO:
AICA I                       24.826    21.792            (12.22%)                    1,572,341.1         34,264,457
AICA II                      17.986    15.812            (12.09%)                      331,371.7          5,239,649
AICA III                      9.899     9.861             (0.38%)           (5)         21,539.0            212,396
----------------------------------------------------------------------------------------------------------------------

VARIABLE ANNUITY ACCOUNT I
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

----------------------------------------------------------------------------------------------------------------------
                                 Value
                                Per Unit       Increase (Decrease)                     Units
                                --------           in Value of                      Outstanding          Reserves
                           Beginning  End of      Accumulation                        at End              at End
                            of Year    Year           Unit                            of Year             of Year
----------------------------------------------------------------------------------------------------------------------
HIGH INCOME PORTFOLIO:
AICA I                      $13.317   $10.180            (23.56%)                      890,533.6       $  9,065,632
AICA II                       9.849     7.541            (23.43%)                      215,872.3          1,627,893
----------------------------------------------------------------------------------------------------------------------
OVERSEAS PORTFOLIO:
AICA I                       19.684    15.701            (20.23%)                      225,474.0          3,540,168
AICA II                      14.771    11.800            (20.11%)                       53,230.9            628,125
----------------------------------------------------------------------------------------------------------------------
FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCT FUND II:
ASSET MANAGER PORTFOLIO:
AICA I                       17.257    16.348             (5.27%)                      335,446.2          5,483,874
AICA II                      12.248    11.621             (5.12%)                      102,250.1          1,188,248
----------------------------------------------------------------------------------------------------------------------
CONTRAFUND PORTFOLIO:
AICA I                       23.242    21.400             (7.93%)                    1,565,469.7         33,501,052
AICA II                      15.383    14.186             (7.78%)                      375,960.8          5,333,380
----------------------------------------------------------------------------------------------------------------------
INDEX 500 PORTFOLIO:
AICA I                       25.027    22.383            (10.56%)                    1,723,479.8         38,576,648
AICA II                      14.589    13.067            (10.43%)                      425,195.9          5,556,035
----------------------------------------------------------------------------------------------------------------------
INVESTMENT GRADE BOND PORTFOLIO:
AICA I                       11.772    12.910              9.67%                        74,614.5            963,273
----------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES:
AGGRESSIVE GROWTH PORTFOLIO:
AICA I                       37.181    24.996            (32.77%)                      853,482.9         21,333,658
AICA II                      28.943    19.488            (32.67%)                      215,461.6          4,198,915
AICA III                     13.282     8.815            (33.63%)           (2)         41,139.0            362,640
----------------------------------------------------------------------------------------------------------------------
BALANCED PORTFOLIO:
AICA I                       23.983    23.121             (3.59%)                      810,585.8         18,741,555
AICA II                      15.883    15.335             (3.45%)                      293,339.7          4,498,364
----------------------------------------------------------------------------------------------------------------------
FLEXIBLE INCOME PORTFOLIO:
AICA I                       13.226    13.857              4.77%                       256,628.1          3,556,096
AICA II                      10.634    11.159              4.94%                        99,445.5          1,109,712
----------------------------------------------------------------------------------------------------------------------
GROWTH PORTFOLIO:
AICA I                       27.974    23.570            (15.74%)                    1,129,263.3         26,616,735
AICA II                      18.177    15.338            (15.62%)                      276,792.7          4,245,447
Annuity contracts in
  payment period                                                                                            152,310
----------------------------------------------------------------------------------------------------------------------
WORLDWIDE GROWTH PORTFOLIO:
AICA I                       33.250    27.649            (16.85%)                    2,730,852.1         75,505,330
AICA II                      19.422    16.175            (16.72%)                      505,763.6          8,180,727
AICA III                     12.470    10.267            (17.67%)           (2)         16,081.6            165,110
Annuity contracts in
  payment period                                                                                            170,493
----------------------------------------------------------------------------------------------------------------------
LEXINGTON FUNDS:
EMERGING MARKETS FUND:
AICA I                       14.331     8.417            (41.27%)                       52,996.4            446,071
----------------------------------------------------------------------------------------------------------------------
NATURAL RESOURCES TRUST FUND:
AICA I                       12.428    14.506             16.72%                        51,159.9            742,126
----------------------------------------------------------------------------------------------------------------------
MFS FUNDS:
GLOBAL GOVERNMENT SERIES:
AICA I                       10.440    10.799              3.44%                        49,082.0            530,037
AICA II                      10.123    10.487              3.60%                        11,555.6            121,184
----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN SERIES:
AICA I                       14.669    16.782             14.40%                       777,894.7         13,054,629
AICA II                      11.139    12.762             14.57%                       292,439.0          3,732,107
----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER FUNDS:
AGGRESSIVE GROWTH FUND/VA:
AICA I                       24.477    21.423            (12.48%)                      374,221.4          8,016,946
AICA II                      19.738    17.302            (12.34%)                       99,766.7          1,726,164
----------------------------------------------------------------------------------------------------------------------

VARIABLE ANNUITY ACCOUNT I
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

----------------------------------------------------------------------------------------------------------------------
                                 Value
                                Per Unit       Increase (Decrease)                     Units
                                --------           in Value of                      Outstanding          Reserves
                           Beginning  End of      Accumulation                        at End              at End
                            of Year    Year           Unit                            of Year             of Year
----------------------------------------------------------------------------------------------------------------------
GLOBAL SECURITIES FUND/VA:
AICA I                      $20.287   $21.023              3.63%                       254,046.3       $  5,340,816
AICA II                      17.136    17.784              3.78%                        52,068.4            925,985
AICA III                     13.043    12.647             (3.04%)           (2)          1,562.7             19,763
----------------------------------------------------------------------------------------------------------------------
MAIN STREET GROWTH & INCOME FUND/VA:
AICA I                       15.839    14.248            (10.04%)                      650,881.9          9,273,765
AICA II                      12.153    10.948             (9.92%)                      235,409.0          2,577,258
----------------------------------------------------------------------------------------------------------------------
STRATEGIC BOND FUND/VA:
AICA I                       11.072    11.206              1.21%                       229,784.1          2,574,961
AICA II                      10.191    10.330              1.36%                        87,548.2            904,373
----------------------------------------------------------------------------------------------------------------------
PORTFOLIO PARTNERS, INC. (PPI):
PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO:
AICA I                       18.612    17.303             (7.03%)                      535,003.5          9,257,165
AICA II                      17.640    16.424             (6.89%)                      145,703.8          2,393,039
Annuity contracts in
  payment period                                                                                             64,097
----------------------------------------------------------------------------------------------------------------------
PPI MFS EMERGING EQUITIES PORTFOLIO:
AICA I                       20.074    14.097            (29.77%)                    2,155,759.3         30,389,739
AICA II                      17.577    12.362            (29.67%)                      204,066.9          2,522,675
AICA III                      8.678     8.678              0.00%            (5)             85.0                738
Annuity contracts in
  payment period                                                                                              8,145
----------------------------------------------------------------------------------------------------------------------
PPI MFS RESEARCH GROWTH PORTFOLIO:
AICA I                       13.032    12.274             (5.82%)                    1,421,458.0         17,446,975
AICA II                      14.250    13.442             (5.67%)                      145,225.6          1,952,123
----------------------------------------------------------------------------------------------------------------------
PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO:
AICA I                       18.181    14.415            (20.71%)                       76,955.6          1,109,315
AICA II                      17.201    13.658            (20.60%)                       34,335.3            468,952
Annuity contracts in
  payment period                                                                                             24,637
----------------------------------------------------------------------------------------------------------------------
PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO:
AICA I                       20.993    20.694             (1.42%)                    1,516,955.0         31,391,866
AICA II                      14.620    14.433             (1.28%)                      132,804.8          1,916,772
Annuity contracts in
  payment period                                                                                             70,160
----------------------------------------------------------------------------------------------------------------------
TOTAL                                                                                                  $925,306,968
======================================================================================================================

       AICA I    Certain individual and group contracts issued as non-qualified deferred annuity contracts or Individual Retirement Annuity contracts issued since
                 June 28, 1995.
       AICA II   Certain individual and group contracts issued as non-qualified deferred annuity contracts or Individual Retirement Annuity contracts issued since
                 May 1, 1998.
       AICA III  Certain individual and group contracts issued as non-qualified deferred annuity contracts or Individual Retirement Annuity contracts issued since
                 September 14, 2000.

       NOTES TO CONDENSED FINANCIAL INFORMATION:

       (1)  - Reflects less than a full year of performance activity. Funds were first received in this option during May 2000.
       (2)  - Reflects less than a full year of performance activity. Funds were first received in this option during September 2000.
       (3)  - Reflects less than a full year of performance activity. Funds were first received in this option during October 2000.
       (4)  - Reflects less than a full year of performance activity. Funds were first received in this option during November 2000.
       (5)  - Reflects less than a full year of performance activity. Funds were first received in this option during December 2000.

VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - December 31, 2000
1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Variable Annuity Account I (the "Account") is a separate account established by Aetna Insurance Company of America (the "Company") and is registered under the Investment Company Act of 1940 as a unit investment trust. The Account is sold exclusively for use with variable annuity contracts that may be entitled to tax-deferred treatment under specific sections of the Internal Revenue Code of 1986, as amended. The Account commenced operations on June, 1995.

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

   Certain reclassifications have been made to prior year financial information to conform to current year presentation.

   a. VALUATION OF INVESTMENTS
   Investments in the following Funds are stated at their closing net asset value per share as determined by each Fund on December 31, 2000:

   Aetna Ascent VP
   Aetna Balanced VP, Inc.
   Aetna Bond VP
   Aetna Crossroads VP
   Aetna Growth and Income VP
   Aetna Growth VP
   Aetna Index Plus Large Cap VP
   Aetna International VP
   Aetna Legacy VP
   Aetna Money Market VP
   Aetna Small Company VP
   Aetna Technology VP
   Aetna Value Opportunity VP
   AIM V.I. Funds:
   - Capital Appreciation Fund
   - Growth and Income Fund
   - Growth Fund
   - Value Fund
   Alger American Funds:
   - Balanced Portfolio
   - Income and Growth Portfolio
   - Leveraged AllCap Portfolio
   American Century Investments:
   - Balanced Fund
   - International Fund
   Calvert Social Balanced Portfolio
   Federated Insurance Series:
   - American Leaders Fund II
   - Equity Income Fund II
   - Growth Strategies Fund II
   - High Income Bond Fund II
   - International Equity Fund II
   - Prime Money Fund II
   - U.S. Government Securities Fund II
   - Utility Fund II
   Fidelity Investments Variable Insurance Products Fund:
   - Equity-Income Portfolio
   - Growth Portfolio
   - High Income Portfolio
   - Overseas Portfolio
   Fidelity Investments Variable Insurance Products Fund II:
   - Asset Manager Portfolio
   - Contrafund Portfolio
   - Index 500 Portfolio
   - Investment Grade Bond Portfolio
   Janus Aspen Series:
   - Aggressive Growth Portfolio
   - Balanced Portfolio
   - Flexible Income Portfolio
   - Growth Portfolio
   - Worldwide Growth Portfolio
   Lexington Funds:
   - Emerging Markets Fund
   - Natural Resources Trust Fund
   MFS Funds:
   - Global Government Series
   - Total Return Series
   Oppenheimer Funds:
   - Aggressive Growth Fund/VA
   - Global Securities Fund/VA
   - Main Street Growth & Income Fund/VA
   - Strategic Bond Fund/VA
   Portfolio Partners, Inc. (PPI):
   - PPI MFS Capital Opportunities Portfolio
   - PPI MFS Emerging Equities Portfolio
   - PPI MFS Research Growth Portfolio
   - PPI Scudder International Growth Portfolio
   - PPI T. Rowe Price Growth Equity Portfolio

VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - December 31, 2000 (continued):

   b. OTHER

   Investment transactions are accounted for on a trade date basis and dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by specific identification.

   c. FEDERAL INCOME TAXES

   The operations of the Account form a part of, and are taxed with, the total operations of the Company which is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended.

   d. ANNUITY RESERVES

   Annuity reserves held in the Separate Accounts are computed for currently payable contracts according to the 83a and 83GAM tables using various assumed interest rates. Mortality experience is monitored by the Company. Charges to annuity reserves for mortality experience are reimbursed to the Company if the reserves required are less than originally estimated. If additional reserves are required, the Company reimburses the Account.

2.  VALUATION PERIOD DEDUCTIONS

   Deductions by the Account for mortality and expense risk charges are made in accordance with the terms of the contracts and are paid to the Company.

3.  DIVIDEND INCOME

   On an annual basis, the Funds distribute substantially all of their taxable income and realized capital gains to their shareholders. Distributions to the Account are automatically reinvested in shares of the Funds. The Account's proportionate share of each Fund's undistributed net investment income (distributions in excess of net investment income) and accumulated net realized gain (loss) on investments is included in net unrealized gain (loss) in the Statement of Operations.

4.  PURCHASES AND SALES OF INVESTMENTS

   The cost of purchases and proceeds from sales of investments other than short-term investments for the year ended December 31, 2000 aggregated $1,352,733,486 and $1,360,050,242, respectively.

VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - December 31, 2000 (continued):
5.  SUPPLEMENTAL INFORMATION TO STATEMENT OF OPERATIONS

                                        Valuation                  Cost of
 YEAR ENDED DECEMBER 31,                 Period      Proceeds    Investments
 2000                       Dividends   Deductions  from Sales       Sold
 AETNA ASCENT VP
 Annuity contracts in
  accumulation                 $16,677  ($19,460)    $1,550,080   ($1,549,597)
 AETNA BALANCED VP
 Annuity contracts in
  accumulation               1,127,914  (119,371)     9,580,488    (9,925,011)
 AETNA BOND VP
 Annuity contracts in
  accumulation                 399,512  (106,436)    11,421,596   (11,769,815)
 AETNA CROSSROADS VP
 Annuity contracts in
  accumulation                  15,925   (11,810)       911,744      (899,377)
 AETNA GROWTH AND INCOME VP
 Annuity contracts in
  accumulation               3,069,055  (393,192)    55,910,147   (61,503,091)
 AETNA GROWTH VP
 Annuity contracts in
  accumulation                  99,395   (84,221)    11,126,521   (10,607,259)
 AETNA INDEX PLUS LARGE CAP VP
 Annuity contracts in
  accumulation               1,643,831  (208,442)    26,001,798   (25,997,998)
 AETNA INTERNATIONAL VP
 Annuity contracts in
  accumulation                 112,625    (7,720)     1,659,528    (1,820,395)
 AETNA LEGACY VP
 Annuity contracts in
  accumulation                  35,875   (24,570)     2,369,994    (2,354,596)
 AETNA MONEY MARKET VP
 Annuity contracts in
  accumulation               1,448,161  (437,873)   255,334,780  (254,762,156)
 AETNA REAL ESTATE SECURITIES VP
 Annuity contracts in
  accumulation                      79      (774)       110,068       (99,016)
 AETNA SMALL COMPANY VP
 Annuity contracts in
  accumulation                 412,743   (97,647)    10,924,471   (11,626,742)
 AETNA TECHNOLOGY VP
 Annuity contracts in
  accumulation                       0    (3,227)     1,740,316    (1,966,085)
 AETNA VALUE OPPORTUNITY VP
 Annuity contracts in
  accumulation                 717,041   (66,259)     8,333,678    (8,421,283)
 AIM V.I. FUNDS:
  CAPITAL APPRECIATION FUND
 Annuity contracts in
  accumulation                       0         0              0             0
  GROWTH AND INCOME FUND
 Annuity contracts in
  accumulation                      18        (3)             1            (1)
  GROWTH FUND
 Annuity contracts in
  accumulation                      68       (43)            19           (25)
  VALUE FUND
 Annuity contracts in
  accumulation                      35       (10)             1            (1)
 ----------------------------------------------------------------------------

                                                                      Net
                               Net           Net Unrealized        Change in
                            Realized          Gain (Loss)         Unrealized
                           Gain (Loss)  ------------------------  Gain (Loss)   Total Net
YEAR ENDED DECEMBER 31,        on        Beginning                    on       Income from
2000                       Investments    of Year    End of Year  Investments  Operations
AETNA ASCENT VP
Annuity contracts in
 accumulation                    $483       $28,369       $5,339    ($23,030)     ($25,330)
AETNA BALANCED VP
Annuity contracts in
 accumulation                (344,523)      (87,098)    (906,974)   (819,876)     (155,856)
AETNA BOND VP
Annuity contracts in
 accumulation                (348,219)     (640,184)     (23,910)    616,274       561,131
AETNA CROSSROADS VP
Annuity contracts in
 accumulation                  12,367        24,615        3,538     (21,077)       (4,595)
AETNA GROWTH AND INCOME VP
Annuity contracts in
 accumulation              (5,592,944)   (2,282,754)  (2,848,831)   (566,077)   (3,483,158)
AETNA GROWTH VP
Annuity contracts in
 accumulation                 519,262       945,433     (831,114) (1,776,547)   (1,242,111)
AETNA INDEX PLUS LARGE CAP VP
Annuity contracts in
 accumulation                   3,800     1,616,580   (1,472,134) (3,088,714)   (1,649,525)
AETNA INTERNATIONAL VP
Annuity contracts in
 accumulation                (160,867)       37,455     (141,620)   (179,075)     (235,037)
AETNA LEGACY VP
Annuity contracts in
 accumulation                  15,398        (8,602)      24,438      33,040        59,743
AETNA MONEY MARKET VP
Annuity contracts in
 accumulation                 572,624       228,573      153,742     (74,831)    1,508,081
AETNA REAL ESTATE SECURITIES VP
Annuity contracts in
 accumulation                  11,052        (8,166)           0       8,166        18,523
AETNA SMALL COMPANY VP
Annuity contracts in
 accumulation                (702,271)      681,270      170,771    (510,499)     (897,674)
AETNA TECHNOLOGY VP
Annuity contracts in
 accumulation                (225,769)            0      (83,453)    (83,453)     (312,449)
AETNA VALUE OPPORTUNITY VP
Annuity contracts in
 accumulation                 (87,605)      314,342       99,283    (215,059)      348,118
AIM V.I. FUNDS:
 CAPITAL APPRECIATION FUND
Annuity contracts in
 accumulation                       0             0            0           0             0
 GROWTH AND INCOME FUND
Annuity contracts in
 accumulation                       0             0          (33)        (33)          (18)
 GROWTH FUND
Annuity contracts in
 accumulation                      (6)            0       (1,749)     (1,749)       (1,730)
 VALUE FUND
Annuity contracts in
 accumulation                       0             0          (47)        (47)          (22)
------------------------------------------------------------------------------------------

VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - December 31, 2000 (continued):
5.  SUPPLEMENTAL INFORMATION TO STATEMENT OF OPERATIONS (continued):

                                           Valuation       Proceeds         Cost of
 YEAR ENDED DECEMBER 31,                     Period          from         Investments
 2000                        Dividends     Deductions       Sales            Sold
 ALGER AMERICAN FUNDS:
  BALANCED PORTFOLIO
 Annuity contracts in
  accumulation                  $145,975      ($23,637)     $1,712,024      ($1,300,554)
  INCOME AND GROWTH PORTFOLIO
 Annuity contracts in
  accumulation                 1,033,896       (66,980)      5,040,309       (4,116,796)
  LEVERAGED ALLCAP PORTFOLIO
 Annuity contracts in
  accumulation                   492,208       (72,188)      5,182,275       (2,887,407)
 AMERICAN CENTURY INVESTMENTS:
  BALANCED FUND
 Annuity contracts in
  accumulation                    17,779        (5,969)        455,912         (468,113)
  INTERNATIONAL FUND
 Annuity contracts in
  accumulation                    45,839       (31,571)      2,136,112       (1,440,897)
 CALVERT SOCIAL BALANCED PORTFOLIO
 Annuity contracts in
  accumulation                    10,439        (3,619)        317,732         (305,566)
 FEDERATED INSURANCE SERIES:
  AMERICAN LEADERS FUND II
 Annuity contracts in
  accumulation                 5,231,119    (1,922,080)     20,043,418      (13,896,859)
  EQUITY INCOME FUND II
 Annuity contracts in
  accumulation                   331,374      (453,887)      2,980,089       (2,146,615)
  GROWTH STRATEGIES FUND II
 Annuity contracts in
  accumulation                 4,548,069      (830,007)      5,709,328       (2,372,775)
  HIGH INCOME BOND FUND II
 Annuity contracts in
  accumulation                 2,275,304      (329,569)      8,926,969       (9,850,640)
  INTERNATIONAL EQUITY FUND II
 Annuity contracts in
  accumulation                 7,289,724      (613,041)      3,606,223       (1,673,945)
  PRIME MONEY FUND II
 Annuity contracts in
  accumulation                   260,462       (63,816)      4,417,308       (4,417,308)
  U.S. GOVERNMENT SECURITIES FUND II
 Annuity contracts in
  accumulation                   290,049       (74,146)      2,529,709       (2,458,202)
  UTILITY FUND II
 Annuity contracts in
  accumulation                 1,164,249      (318,140)      3,908,860       (3,189,038)
 --------------------------------------------------------------------------------------

                               Net             Net Unrealized               Net
                             Realized            Gain (Loss)             Change in
                           Gain (Loss)   ---------------------------    Unrealized       Total Net
YEAR ENDED DECEMBER 31,         on       Beginning of       End         Gain (Loss)     Income from
2000                       Investments       Year         of Year     on Investments    Operations
ALGER AMERICAN FUNDS:
 BALANCED PORTFOLIO
Annuity contracts in
 accumulation                 $411,470       $548,231       ($50,005)       ($598,236)      ($64,428)
 INCOME AND GROWTH PORTFOLIO
Annuity contracts in
 accumulation                  923,513      1,851,167       (143,089)      (1,994,256)      (103,827)
 LEVERAGED ALLCAP PORTFOLIO
Annuity contracts in
 accumulation                2,294,868      3,354,956       (709,344)      (4,064,300)    (1,349,412)
AMERICAN CENTURY INVESTMENTS:
 BALANCED FUND
Annuity contracts in
 accumulation                  (12,201)         9,649         (6,321)         (15,970)       (16,361)
 INTERNATIONAL FUND
Annuity contracts in
 accumulation                  695,215      1,153,870          9,200       (1,144,670)      (435,187)
CALVERT SOCIAL BALANCED PORTFOLIO
Annuity contracts in
 accumulation                   12,166          8,053        (19,107)         (27,160)        (8,174)
FEDERATED INSURANCE SERIES:
 AMERICAN LEADERS FUND II
Annuity contracts in
 accumulation                6,146,559     27,876,834     19,350,725       (8,526,109)       929,489
 EQUITY INCOME FUND II
Annuity contracts in
 accumulation                  833,474      6,913,381      2,170,245       (4,743,136)    (4,032,175)
 GROWTH STRATEGIES FUND II
Annuity contracts in
 accumulation                3,336,553     30,773,893     10,932,979      (19,840,914)   (12,786,299)
 HIGH INCOME BOND FUND II
Annuity contracts in
 accumulation                 (923,671)      (643,429)    (4,105,106)      (3,461,677)    (2,439,613)
 INTERNATIONAL EQUITY FUND II
Annuity contracts in
 accumulation                1,932,278     26,525,301      6,930,731      (19,594,570)   (10,985,609)
 PRIME MONEY FUND II
Annuity contracts in
 accumulation                        0              0              0                0        196,646
 U.S. GOVERNMENT SECURITIES FUND II
Annuity contracts in
 accumulation                   71,507        (18,885)       157,442          176,327        463,737
 UTILITY FUND II
Annuity contracts in
 accumulation                  719,822      3,510,226       (366,899)      (3,877,125)    (2,311,194)
----------------------------------------------------------------------------------------------------

VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - December 31, 2000 (continued):
5.  SUPPLEMENTAL INFORMATION TO STATEMENT OF OPERATIONS (continued):

                                           Valuation       Proceeds         Cost of
 YEAR ENDED DECEMBER 31,                     Period          from         Investments
 2000                        Dividends     Deductions       Sales            Sold
 FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND:
  EQUITY-INCOME PORTFOLIO
 Annuity contracts in
  accumulation                $4,060,476     ($655,858)    $61,642,854     ($64,124,611)
  GROWTH PORTFOLIO
 Annuity contracts in
  accumulation                 5,793,312      (684,483)     59,140,979      (50,686,218)
  HIGH INCOME PORTFOLIO
 Annuity contracts in
  accumulation                 1,109,234      (197,460)     16,300,010      (20,459,656)
  OVERSEAS PORTFOLIO
 Annuity contracts in
  accumulation                   522,095       (67,143)      4,818,859       (4,850,987)
 FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCT FUND II:
  ASSET MANAGER PORTFOLIO
 Annuity contracts in
  accumulation                   816,466      (101,384)      8,897,414       (9,212,668)
  CONTRAFUND PORTFOLIO
 Annuity contracts in
  accumulation                 6,158,148      (606,143)     54,245,761      (48,773,269)
  INDEX 500 PORTFOLIO
 Annuity contracts in
  accumulation                   771,050      (705,532)     90,245,590      (84,450,752)
  INVESTMENT GRADE BOND PORTFOLIO
 Annuity contracts in
  accumulation                    65,057       (13,415)      1,077,154       (1,072,919)
 JANUS ASPEN SERIES:
  AGGRESSIVE GROWTH PORTFOLIO
 Annuity contracts in
  accumulation                 4,216,547      (536,093)     79,114,057      (75,265,197)
  BALANCED PORTFOLIO
 Annuity contracts in
  accumulation                 2,811,003      (350,428)     28,864,603      (25,327,134)
  FLEXIBLE INCOME PORTFOLIO
 Annuity contracts in
  accumulation                   258,824       (62,616)      5,638,135       (5,937,110)
  GROWTH PORTFOLIO
 Annuity contracts in
  accumulation                 3,064,016      (527,341)     60,574,634      (58,048,034)
  WORLDWIDE GROWTH PORTFOLIO
 Annuity contracts in
  accumulation                 8,669,625    (1,505,544)    150,577,361     (120,864,878)
 LEXINGTON FUNDS:
  EMERGING MARKETS FUND
 Annuity contracts in
  accumulation                         0       (10,446)        617,558         (664,704)
  NATURAL RESOURCES TRUST FUND
 Annuity contracts in
  accumulation                     2,545        (9,453)        763,553         (845,075)
 --------------------------------------------------------------------------------------

                               Net             Net Unrealized               Net
                             Realized            Gain (Loss)             Change in
                           Gain (Loss)   ---------------------------    Unrealized       Total Net
YEAR ENDED DECEMBER 31,         on       Beginning of       End         Gain (Loss)     Income from
2000                       Investments       Year         of Year     on Investments    Operations
FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND:
 EQUITY-INCOME PORTFOLIO
Annuity contracts in
 accumulation              ($2,481,757)    $1,135,690     $3,187,493       $2,051,803     $2,974,664
 GROWTH PORTFOLIO
Annuity contracts in
 accumulation                8,454,761     15,537,760     (3,554,670)     (19,092,430)    (5,528,840)
 HIGH INCOME PORTFOLIO
Annuity contracts in
 accumulation               (4,159,646)    (1,049,699)    (1,330,609)        (280,910)    (3,528,782)
 OVERSEAS PORTFOLIO
Annuity contracts in
 accumulation                  (32,128)     1,357,297       (137,265)      (1,494,562)    (1,071,738)
FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCT FUND II:
 ASSET MANAGER PORTFOLIO
Annuity contracts in
 accumulation                 (315,254)       689,564       (100,921)        (790,485)      (390,657)
 CONTRAFUND PORTFOLIO
Annuity contracts in
 accumulation                5,472,492     14,028,487       (541,143)     (14,569,630)    (3,545,133)
 INDEX 500 PORTFOLIO
Annuity contracts in
 accumulation                5,794,838      9,526,307     (1,604,310)     (11,130,617)    (5,270,261)
 INVESTMENT GRADE BOND PORTFOLIO
Annuity contracts in
 accumulation                    4,235          3,769         35,195           31,426         87,303
JANUS ASPEN SERIES:
 AGGRESSIVE GROWTH PORTFOLIO
Annuity contracts in
 accumulation                3,848,860     13,355,423     (6,177,025)     (19,532,448)   (12,003,134)
 BALANCED PORTFOLIO
Annuity contracts in
 accumulation                3,537,469      6,693,282       (180,796)      (6,874,078)      (876,034)
 FLEXIBLE INCOME PORTFOLIO
Annuity contracts in
 accumulation                 (298,975)      (267,539)        51,038          318,577        215,810
 GROWTH PORTFOLIO
Annuity contracts in
 accumulation                2,526,600      7,203,450     (3,851,667)     (11,055,117)    (5,991,842)
 WORLDWIDE GROWTH PORTFOLIO
Annuity contracts in
 accumulation               29,712,483     46,565,049     (7,383,229)     (53,948,278)   (17,071,714)
LEXINGTON FUNDS:
 EMERGING MARKETS FUND
Annuity contracts in
 accumulation                  (47,146)       238,693        (42,093)        (280,786)      (338,378)
 NATURAL RESOURCES TRUST FUND
Annuity contracts in
 accumulation                  (81,522)      (134,799)        59,873          194,672        106,242
----------------------------------------------------------------------------------------------------

VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - December 31, 2000 (continued):
5.  SUPPLEMENTAL INFORMATION TO STATEMENT OF OPERATIONS (continued):

                                           Valuation       Proceeds         Cost of
 YEAR ENDED DECEMBER 31,                     Period          from         Investments
 2000                        Dividends     Deductions       Sales            Sold
 MFS FUNDS:
  GLOBAL GOVERNMENT SERIES
 Annuity contracts in
  accumulation                   $17,924       ($5,388)       $452,513        ($483,853)
  TOTAL RETURN SERIES
 Annuity contracts in
  accumulation                   706,756      (204,398)     17,624,298      (16,767,685)
 OPPENHEIMER FUNDS:
  AGGRESSIVE GROWTH FUND/VA
 Annuity contracts in
  accumulation                   369,476      (152,259)     47,035,747      (45,419,867)
  GLOBAL SECURITIES FUND/VA
 Annuity contracts in
  accumulation                   851,603       (80,175)      8,285,860       (8,303,198)
  MAIN STREET GROWTH & INCOME FUND/VA
 Annuity contracts in
  accumulation                   713,130      (176,762)     18,649,724      (17,739,291)
  STRATEGIC BOND FUND/VA
 Annuity contracts in
  accumulation                   321,065       (50,905)      4,543,602       (4,856,792)
 PORTFOLIO PARTNERS, INC. (PPI):
  PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO (1)
 Annuity contracts in
  accumulation                 2,319,377      (209,193)     22,371,777      (21,493,882)
  PPI MFS EMERGING EQUITIES PORTFOLIO
 Annuity contracts in
  accumulation                   492,931      (648,064)     83,872,033      (79,515,605)
  PPI MFS RESEARCH GROWTH PORTFOLIO
 Annuity contracts in
  accumulation                 1,630,303      (302,802)     25,722,381      (20,279,624)
  PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO
 Annuity contracts in
  accumulation                   210,645       (27,987)      6,089,223       (6,543,050)
  PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO
 Annuity contracts in
  accumulation                 3,140,774      (483,136)     38,943,064      (30,803,887)
 TOTAL VARIABLE ANNUITY
  ACCOUNT I                  $81,327,822  ($14,764,116) $1,360,050,242  ($1,276,617,109)

 (1) - Effective May 1, 2000, PPI MFS Value Equity Portfolio's name changed to PPI MFS Capital Opportunities Portfolio.

                               Net             Net Unrealized               Net
                             Realized            Gain (Loss)             Change in
                           Gain (Loss)   ---------------------------    Unrealized       Total Net
YEAR ENDED DECEMBER 31,         on       Beginning of       End         Gain (Loss)     Income from
2000                       Investments       Year         of Year     on Investments    Operations
MFS FUNDS:
 GLOBAL GOVERNMENT SERIES
Annuity contracts in
 accumulation                 ($31,340)      ($15,868)       $17,031          $32,899        $14,095
 TOTAL RETURN SERIES
Annuity contracts in
 accumulation                  856,613        405,262      1,063,001          657,739      2,016,710
OPPENHEIMER FUNDS:
 AGGRESSIVE GROWTH FUND/VA
Annuity contracts in
 accumulation                1,615,880      1,664,932     (2,171,336)      (3,836,268)    (2,003,171)
 GLOBAL SECURITIES FUND/VA
Annuity contracts in
 accumulation                  (17,338)     1,027,589        111,756         (915,833)      (161,743)
 MAIN STREET GROWTH & INCOME FUND/VA
Annuity contracts in
 accumulation                  910,433      2,163,466       (642,539)      (2,806,005)    (1,359,204)
 STRATEGIC BOND FUND/VA
Annuity contracts in
 accumulation                 (313,190)       (63,957)        22,961           86,918         43,888
PORTFOLIO PARTNERS, INC. (PPI):
 PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO (1)
Annuity contracts in
 accumulation                  877,895      3,315,018       (966,252)      (4,281,270)    (1,293,191)
 PPI MFS EMERGING EQUITIES PORTFOLIO
Annuity contracts in
 accumulation                4,356,428     13,903,434     (5,105,040)     (19,008,474)   (14,807,179)
 PPI MFS RESEARCH GROWTH PORTFOLIO
Annuity contracts in
 accumulation                5,442,757      6,226,480     (1,735,142)      (7,961,622)    (1,191,364)
 PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Annuity contracts in
 accumulation                 (453,827)       193,816         25,966         (167,850)      (439,019)
 PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Annuity contracts in
 accumulation                8,139,177     10,430,175     (1,018,807)     (11,448,982)      (652,167)
TOTAL VARIABLE ANNUITY
 ACCOUNT I                 $83,433,133   $256,846,161    ($3,669,833)   ($260,515,994) ($110,519,155)

 (1) - Effective May 1, 2000, PPI MFS Value Equity Portfolio's name changed to PPI MFS Capital Opportunities Portfolio.

VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - December 31, 2000 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31, 2000
                                                                    Net                Net
                                                    Net          Change in     Increase (Decrease)             Net Assets
                                    Net           Realized       Unrealized       in Net Assets                ----------
                                 Investment     Gain (Loss)     Gain (Loss)         from Unit          Beginning           End
                               Income (Loss)   on Investments  on Investments     Transactions          of Year          of Year
AETNA ASCENT VP
Annuity contracts in
  accumulation                       ($2,783)           $483        ($23,030)        ($126,249)          $1,470,348       $1,318,769
AETNA BALANCED VP
Annuity contracts in
  accumulation                     1,008,543        (344,523)       (819,876)         (582,669)           8,680,876        7,929,788
Annuity contracts in payment
  period                                                                                                          0           12,563
AETNA BOND VP
Annuity contracts in
  accumulation                       293,076        (348,219)        616,274        (2,522,617)           8,994,313        6,978,392
Annuity contracts in payment
  period                                                                                                          0           54,435
AETNA CROSSROADS VP
Annuity contracts in
  accumulation                         4,115          12,367         (21,077)           25,340              779,995          800,740
AETNA GROWTH AND INCOME VP
Annuity contracts in
  accumulation                     2,675,863      (5,592,944)       (566,077)       (3,853,436)          31,151,698       23,792,130
Annuity contracts in payment
  period                                                                                                    179,412          202,386
AETNA GROWTH VP
Annuity contracts in
  accumulation                        15,174         519,262      (1,776,547)        3,037,994            5,009,118        6,806,404
Annuity contracts in payment
  period                                                                                                     56,593           55,190
AETNA INDEX PLUS LARGE CAP VP
Annuity contracts in
  accumulation                     1,435,389           3,800      (3,088,714)       (1,832,712)          15,517,692       11,879,320
Annuity contracts in payment
  period                                                                                                          0          156,135
AETNA INTERNATIONAL VP
Annuity contracts in
  accumulation                       104,905        (160,867)       (179,075)          688,552              222,514          676,029
AETNA LEGACY VP
Annuity contracts in
  accumulation                        11,305          15,398          33,040          (315,006)           1,694,193        1,473,659
Annuity contracts in payment
  period                                                                                                    142,101          107,372
AETNA MONEY MARKET VP
Annuity contracts in
  accumulation                     1,010,288         572,624         (74,831)       (9,054,238)          36,587,176       29,041,019
AETNA REAL ESTATE SECURITIES VP
Annuity contracts in
  accumulation                          (695)         11,052           8,166           (83,936)              65,413                0
AETNA SMALL COMPANY VP
Annuity contracts in
  accumulation                       315,096        (702,271)       (510,499)        5,646,085            3,403,889        7,811,759
Annuity contracts in payment
  period                                                                                                          0          340,541
AETNA TECHNOLOGY VP
Annuity contracts in
  accumulation                        (3,227)       (225,769)        (83,453)          550,377                    0          237,928
AETNA VALUE OPPORTUNITY VP
Annuity contracts in
  accumulation                       650,782         (87,605)       (215,059)        2,579,752            3,891,915        6,819,785
AIM V.I. FUNDS:
  CAPITAL APPRECIATION FUND
Annuity contracts in
  accumulation                             0               0               0               738                    0              738
  GROWTH AND INCOME FUND
Annuity contracts in
  accumulation                            15               0             (33)            1,440                    0            1,422

VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - December 31, 2000 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET
ASSETS (continued):

YEAR ENDED DECEMBER 31, 2000
                                                               Net              Net
                                               Net             Change in       Increase (Decrease)      Net Assets
                               Net             Realized        Unrealized      in Net Assets            ----------
                               Investment      Gain (Loss)     Gain (Loss)     from Unit            Beginning        End
                               Income (Loss)   on Investments  on Investments  Transactions         of Year          of Year
  GROWTH FUND
Annuity contracts in
  accumulation                           $25             ($6)        ($1,749)         $141,270                   $0         $139,540
  VALUE FUND
Annuity contracts in
  accumulation                            25               0             (47)            2,256                    0            2,234
ALGER AMERICAN FUNDS:
  BALANCED PORTFOLIO
Annuity contracts in
  accumulation                       122,338         411,470        (598,236)          (77,236)           1,679,252        1,537,588
  INCOME AND GROWTH PORTFOLIO
Annuity contracts in
  accumulation                       966,916         923,513      (1,994,256)         (459,153)           4,877,501        4,314,521
  LEVERAGED ALLCAP PORTFOLIO
Annuity contracts in
  accumulation                       420,020       2,294,868      (4,064,300)         (536,911)           5,689,755        3,803,432
AMERICAN CENTURY INVESTMENTS:
  BALANCED FUND
Annuity contracts in
  accumulation                        11,810         (12,201)        (15,970)          (41,895)             441,215          382,959
  INTERNATIONAL FUND
Annuity contracts in
  accumulation                        14,268         695,215      (1,144,670)         (199,883)           2,517,425        1,882,355
CALVERT SOCIAL BALANCED PORTFOLIO
Annuity contracts in
  accumulation                         6,820          12,166         (27,160)          (80,089)             307,888          219,625
FEDERATED INSURANCE SERIES:
  AMERICAN LEADERS FUND II
Annuity contracts in
  accumulation                     3,309,039       6,146,559      (8,526,109)      (12,911,028)         146,474,824      134,492,475
Annuity contracts in payment
  period                                                                                                    302,862          303,672
  EQUITY INCOME FUND II
Annuity contracts in
  accumulation                      (122,513)        833,474      (4,743,136)          174,107           32,004,404       28,140,360
Annuity contracts in payment
  period                                                                                                    111,185          117,161
  GROWTH STRATEGIES FUND II
Annuity contracts in
  accumulation                     3,718,062       3,336,553     (19,840,914)           11,154           60,023,050       47,247,905
  HIGH INCOME BOND FUND II
Annuity contracts in
  accumulation                     1,945,735        (923,671)     (3,461,677)       (4,680,894)          27,090,172       19,977,718
Annuity contracts in payment
  period                                                                                                     18,791           10,738
  INTERNATIONAL EQUITY FUND II
Annuity contracts in
  accumulation                     6,676,683       1,932,278     (19,594,570)       (1,782,766)          47,471,626       34,698,955
Annuity contracts in payment
  period                                                                                                     37,307           41,603
  PRIME MONEY FUND II
Annuity contracts in
  accumulation                       196,646               0               0        (1,236,864)           5,198,805        4,158,587
  U.S. GOVERNMENT SECURITIES FUND II
Annuity contracts in
  accumulation                       215,903          71,507         176,327        (1,140,228)           5,884,407        5,207,916
  UTILITY FUND II
Annuity contracts in
  accumulation                       846,109         719,822      (3,877,125)       (2,273,383)          24,581,727       20,018,964
Annuity contracts in payment
  period                                                                                                     79,346           57,532

VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - December 31, 2000 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET
ASSETS (continued):

YEAR ENDED DECEMBER 31, 2000
                                                               Net              Net
                                               Net             Change in       Increase (Decrease)      Net Assets
                               Net             Realized        Unrealized      in Net Assets            ----------
                               Investment      Gain (Loss)     Gain (Loss)     from Unit            Beginning        End
                               Income (Loss)   on Investments  on Investments  Transactions         of Year          of Year
FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND:
  EQUITY-INCOME PORTFOLIO
Annuity contracts in
  accumulation                    $3,404,618     ($2,481,757)     $2,051,803       ($5,360,548)         $51,420,003      $49,034,119
  GROWTH PORTFOLIO
Annuity contracts in
  accumulation                     5,108,829       8,454,761     (19,092,430)       (7,087,903)          52,333,245       39,716,502
  HIGH INCOME PORTFOLIO
Annuity contracts in
  accumulation                       911,774      (4,159,646)       (280,910)       (2,689,351)          16,911,658       10,693,525
  OVERSEAS PORTFOLIO
Annuity contracts in
  accumulation                       454,952         (32,128)     (1,494,562)         (146,593)           5,386,624        4,168,293
FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCT FUND II:
  ASSET MANAGER PORTFOLIO
Annuity contracts in
  accumulation                       715,082        (315,254)       (790,485)       (1,081,065)           8,143,844        6,672,122
  CONTRAFUND PORTFOLIO
Annuity contracts in
  accumulation                     5,552,005       5,472,492     (14,569,630)       (6,384,570)          48,764,135       38,834,432
  INDEX 500 PORTFOLIO
Annuity contracts in
  accumulation                        65,518       5,794,838     (11,130,617)       (7,389,032)          56,791,976       44,132,683
  INVESTMENT GRADE BOND PORTFOLIO
Annuity contracts in
  accumulation                        51,642           4,235          31,426          (106,982)             982,952          963,273
JANUS ASPEN SERIES:
  AGGRESSIVE GROWTH PORTFOLIO
Annuity contracts in
  accumulation                     3,680,454       3,848,860     (19,532,448)       (1,125,687)          39,024,034       25,895,213
  BALANCED PORTFOLIO
Annuity contracts in
  accumulation                     2,460,575       3,537,469      (6,874,078)       (2,469,969)          26,585,922       23,239,919
  FLEXIBLE INCOME PORTFOLIO
Annuity contracts in
  accumulation                       196,208        (298,975)        318,577          (336,152)           4,786,150        4,665,808
  GROWTH PORTFOLIO
Annuity contracts in
  accumulation                     2,536,675       2,526,600     (11,055,117)         (420,241)          37,367,199       30,862,182
Annuity contracts in payment
  period                                                                                                     59,376          152,310
  WORLDWIDE GROWTH PORTFOLIO
Annuity contracts in
  accumulation                     7,164,081      29,712,483     (53,948,278)      (10,055,809)         111,093,250       83,851,167
Annuity contracts in payment
  period                                                                                                     55,933          170,493
LEXINGTON FUNDS:
  EMERGING MARKETS FUND
Annuity contracts in
  accumulation                       (10,446)        (47,146)       (280,786)         (102,897)             887,346          446,071
  NATURAL RESOURCES TRUST FUND
Annuity contracts in
  accumulation                        (6,908)        (81,522)        194,672           (58,644)             694,528          742,126
MFS FUNDS:
  GLOBAL GOVERNMENT SERIES
Annuity contracts in
  accumulation                       502,358         (31,340)         32,899          (242,180)             389,484          651,221
  TOTAL RETURN SERIES
Annuity contracts in
  accumulation                        12,536         856,613         657,739          (187,654)          15,447,502       16,786,736

VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - December 31, 2000 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET
ASSETS (continued):

YEAR ENDED DECEMBER 31, 2000
                                                               Net              Net
                                               Net             Change in       Increase (Decrease)      Net Assets
                               Net             Realized        Unrealized      in Net Assets            ----------
                               Investment      Gain (Loss)     Gain (Loss)     from Unit            Beginning        End
                               Income (Loss)   on Investments  on Investments  Transactions         of Year          of Year
OPPENHEIMER FUNDS:
  AGGRESSIVE GROWTH FUND/VA
Annuity contracts in
  accumulation                      $217,217      $1,615,880     ($3,836,268)       $3,990,705           $7,755,576       $9,743,110
  GLOBAL SECURITIES FUND/VA
Annuity contracts in
  accumulation                       771,428         (17,338)       (915,833)        3,532,125            2,916,182        6,286,564
  MAIN STREET GROWTH & INCOME FUND/VA
Annuity contracts in
  accumulation                       536,368         910,433      (2,806,005)         (296,327)          13,506,554       11,851,023
  STRATEGIC BOND FUND/VA
Annuity contracts in
  accumulation                       270,160        (313,190)         86,918          (816,216)           4,251,662        3,479,334
PORTFOLIO PARTNERS, INC. (PPI):
  PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO (1)
Annuity contracts in
  accumulation                     2,110,184         877,895      (4,281,270)        1,552,562           11,377,949       11,650,204
Annuity contracts in payment
  period                                                                                                     76,981           64,097
  PPI MFS EMERGING EQUITIES PORTFOLIO
Annuity contracts in
  accumulation                      (155,133)      4,356,428     (19,008,474)       (3,736,273)          51,452,372       32,913,152
Annuity contracts in payment
  period                                                                                                     12,377            8,145
  PPI MFS RESEARCH GROWTH PORTFOLIO
Annuity contracts in
  accumulation                     1,327,501       5,442,757      (7,961,622)       (1,816,051)          22,406,513       19,399,098
  PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Annuity contracts in
  accumulation                       182,658        (453,827)       (167,850)         (189,041)           2,190,372        1,578,267
Annuity contracts in payment
  period                                                                                                     40,592           24,637
  PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Annuity contracts in
  accumulation                     2,657,638       8,139,177     (11,448,982)        1,341,408           32,676,922       33,308,638
Annuity contracts in payment
  period                                                                                                     12,635           70,160
TOTAL VARIABLE ANNUITY
  ACCOUNT I                      $66,563,706     $83,433,133   ($260,515,994)     ($72,614,513)      $1,108,440,636     $925,306,968

(1) - Effective May 1, 2000, PPI MFS Value Equity Portfolio's name changed to PPI MFS Capital Opportunities Portfolio.

VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - December 31, 2000 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET
ASSETS (continued):

YEAR ENDED DECEMBER 31, 1999                                        Net                Net
                                                    Net          Change in     Increase (Decrease)             Net Assets
                                    Net           Realized       Unrealized       in Net Assets                ----------
                                 Investment     Gain (Loss)     Gain (Loss)         from Unit          Beginning           End
                               Income (Loss)   on Investments  on Investments     Transactions          of Year          of Year

AETNA ASCENT VP
Annuity contracts in
  accumulation                       $78,549        ($11,628)       $103,391          ($168,403)         $1,468,439       $1,470,348
AETNA BALANCED VP, INC.
Annuity contracts in
  accumulation                       990,198           5,130         (50,811)           397,681           7,338,678        8,680,876
AETNA BOND VP
Annuity contracts in
  accumulation                       440,646        (119,081)       (521,390)           982,700           8,211,438        8,994,313
AETNA CROSSROADS VP
Annuity contracts in
  accumulation                        35,935           4,419          24,793            (70,653)            785,501          779,995
AETNA GROWTH AND INCOME VP
Annuity contracts in
  accumulation                     4,996,495        (657,500)       (132,794)        (4,172,788)         31,263,322       31,151,698
Annuity contracts in payment
  period                                                                                                     34,375          179,412
AETNA GROWTH VP
Annuity contracts in
  accumulation                       167,541       1,084,228         161,127         (2,450,633)          6,066,474        5,009,118
Annuity contracts in payment
  period                                                                                                     36,974           56,593
AETNA INDEX PLUS LARGE CAP VP
Annuity contracts in
  accumulation                       474,870       2,216,136         359,366         (2,478,317)         14,945,637       15,517,692
AETNA INTERNATIONAL VP
Annuity contracts in
  accumulation                        18,684          34,262          34,705             90,852              44,011          222,514
AETNA LEGACY VP
Annuity contracts in
  accumulation                        80,269          20,301          (2,308)            83,565           1,628,799        1,694,193
Annuity contracts in payment
  period                                                                                                     25,668          142,101
AETNA MONEY MARKET VP
Annuity contracts in
  accumulation                       793,868         368,292          12,597          8,960,205          26,452,214       36,587,176
AETNA REAL ESTATE SECURITIES VP
Annuity contracts in
  accumulation                         1,524          20,333          (3,841)             7,726              39,671           65,413
AETNA SMALL COMPANY VP
Annuity contracts in
  accumulation                        (3,118)        587,060         193,821         (1,141,097)          3,767,223        3,403,889
AETNA VALUE OPPORTUNITY VP
Annuity contracts in
  accumulation                       123,259         795,728        (308,982)        (2,977,883)          6,259,793        3,891,915
ALGER AMERICAN FUNDS:
  BALANCED PORTFOLIO
Annuity contracts in
  accumulation                        83,359          41,351         244,632            (94,149)          1,404,059        1,679,252
  INCOME AND GROWTH PORTFOLIO
Annuity contracts in
  accumulation                       173,782         215,701       1,074,858           (662,264)          4,075,424        4,877,501
  LEVERAGED ALLCAP PORTFOLIO
Annuity contracts in
  accumulation                       215,868         335,741       1,990,765           (487,379)          3,634,760        5,689,755
AMERICAN CENTURY INVESTMENTS:
  BALANCED FUND
Annuity contracts in
  accumulation                        58,734           7,487         (31,760)          (150,252)            557,006          441,215

VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - December 31, 2000 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET
ASSETS (continued):

YEAR ENDED DECEMBER 31, 1999                                   Net              Net
                                               Net             Change in       Increase (Decrease)      Net Assets
                               Net             Realized        Unrealized      in Net Assets            ----------
                               Investment      Gain (Loss)     Gain (Loss)     from Unit            Beginning        End
                               Income (Loss)   on Investments  on Investments  Transactions         of Year          of Year
  INTERNATIONAL FUND
Annuity contracts in
  accumulation                      ($26,431)        $96,684        $925,870          ($331,144)         $1,852,446       $2,517,425
CALVERT SOCIAL BALANCED PORTFOLIO
Annuity contracts in
  accumulation                        25,661             433           2,623             13,994             265,177          307,888
FEDERATED INSURANCE SERIES:
  AMERICAN LEADERS FUND II
Annuity contracts in
  accumulation                    13,015,923       5,604,793     (10,933,358)        (8,870,497)        147,843,450      146,474,824
Annuity contracts in payment
  period                                                                                                    117,375          302,862
  EQUITY INCOME FUND II
Annuity contracts in
  accumulation                       393,016         972,750       3,321,522           (931,269)         28,317,427       32,004,404
Annuity contracts in payment
  period                                                                                                     42,143          111,185
  GROWTH STRATEGIES FUND II
Annuity contracts in
  accumulation                      (596,338)      1,566,736      23,745,150            158,077          35,149,425       60,023,050
  HIGH INCOME BOND FUND II
Annuity contracts in
  accumulation                     2,067,704         221,224      (2,030,946)        (2,819,396)         29,644,378       27,090,172
Annuity contracts in payment
  period                                                                                                     25,999           18,791
  INTERNATIONAL EQUITY FUND II
Annuity contracts in
  accumulation                       364,268       1,098,219      20,139,978         (1,739,062)         27,616,968       47,471,626
Annuity contracts in payment
  period                                                                                                     28,562           37,307
  PRIME MONEY FUND II
Annuity contracts in
  accumulation                       169,401           1,316          (1,316)           362,815           4,666,589        5,198,805
  U.S. GOVERNMENT SECURITIES FUND II
Annuity contracts in
  accumulation                       226,437         106,304        (459,976)          (515,189)          6,526,831        5,884,407
  UTILITY FUND II
Annuity contracts in
  accumulation                     1,555,392         770,116      (2,277,513)        (1,869,861)         26,418,108       24,581,727
Annuity contracts in payment
  period                                                                                                     64,831           79,346
FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND:
  EQUITY-INCOME PORTFOLIO
Annuity contracts in
  accumulation                     1,677,952       3,486,868      (2,841,512)        (2,084,806)         51,181,501       51,420,003
  GROWTH PORTFOLIO
Annuity contracts in
  accumulation                     3,819,714       1,611,830       8,384,656            190,468          38,326,577       52,333,245
  HIGH INCOME PORTFOLIO
Annuity contracts in
  accumulation                     1,417,291        (930,592)        659,985         (1,677,246)         17,442,220       16,911,658
  OVERSEAS PORTFOLIO
Annuity contracts in
  accumulation                       104,011         384,636       1,225,541           (464,372)          4,136,808        5,386,624
FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCT FUND II:
  ASSET MANAGER PORTFOLIO
Annuity contracts in
  accumulation                       466,589         146,750         129,223           (729,768)          8,131,050        8,143,844
  CONTRAFUND PORTFOLIO
Annuity contracts in
  accumulation                     1,040,189       2,453,468       5,557,780            111,080          39,601,618       48,764,135

VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - December 31, 2000 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET
ASSETS (continued):

YEAR ENDED DECEMBER 31, 1999                                   Net              Net
                                               Net             Change in       Increase (Decrease)      Net Assets
                               Net             Realized        Unrealized      in Net Assets            ----------
                               Investment      Gain (Loss)     Gain (Loss)     from Unit            Beginning        End
                               Income (Loss)   on Investments  on Investments  Transactions         of Year          of Year
  INDEX 500 PORTFOLIO
Annuity contracts in
  accumulation                       $71,223      $7,342,272      $1,576,927         $1,633,226         $46,168,328      $56,791,976
  INVESTMENT GRADE BOND PORTFOLIO
Annuity contracts in
  accumulation                        46,916          10,756         (87,465)          (207,094)          1,219,839          982,952
JANUS ASPEN SERIES:
  AGGRESSIVE GROWTH PORTFOLIO
Annuity contracts in
  accumulation                       450,835       7,613,725      12,263,855          8,020,415          10,675,204       39,024,034
  BALANCED PORTFOLIO
Annuity contracts in
  accumulation                       209,739       2,367,281       2,767,397            511,393          20,730,112       26,585,922
  FLEXIBLE INCOME PORTFOLIO
Annuity contracts in
  accumulation                       272,048          (8,459)       (256,151)           123,347           4,655,365        4,786,150
  GROWTH PORTFOLIO
Annuity contracts in
  accumulation                      (159,758)      6,069,619       3,897,830          9,390,049          18,191,718       37,367,199
Annuity contracts in payment
  period                                                                                                     37,117           59,376
  WORLDWIDE GROWTH PORTFOLIO
Annuity contracts in
  accumulation                      (966,697)      7,472,252      36,629,095         (2,335,260)         70,349,793      111,093,250
Annuity contracts in payment
  period                                                                                                          0           55,933
LEXINGTON EMERGING MARKETS FUND
Annuity contracts in
  accumulation                        (5,941)       (181,265)        744,947           (297,528)            627,133          887,346
LEXINGTON NATURAL RESOURCES TRUST FUND
Annuity contracts in
  accumulation                        (6,543)        (48,656)        147,120           (267,199)            869,806          694,528
MFS FUNDS:
  GLOBAL GOVERNMENT SERIES (1)
Annuity contracts in
  accumulation                        32,432          (2,695)        (54,785)          (351,386)            765,918          389,484
  TOTAL RETURN SERIES
Annuity contracts in
  accumulation                       614,488         641,775        (973,003)        (1,229,482)         16,393,724       15,447,502
OPPENHEIMER FUNDS:
  AGGRESSIVE GROWTH FUND/VA (2)
Annuity contracts in
  accumulation                       (69,464)      2,213,791       1,379,484            838,692           3,393,073        7,755,576
  GLOBAL SECURITIES FUND/VA (3)
Annuity contracts in
  accumulation                        62,706          54,469         954,783           (220,665)          2,064,889        2,916,182
  MAIN STREET GROWTH & INCOME FUND/VA (4)
Annuity contracts in
  accumulation                       (29,941)        (22,341)      2,347,156           (294,623)         11,506,303       13,506,554
  STRATEGIC BOND FUND/VA (5)
Annuity contracts in
  accumulation                       208,512         (83,743)        (64,476)          (254,540)          4,445,909        4,251,662
PORTFOLIO PARTNERS, INC. (PPI):
  PPI MFS EMERGING EQUITIES PORTFOLIO
Annuity contracts in
  accumulation                      (151,262)      9,731,085       7,395,448         (2,441,478)         36,930,956       51,452,372
Annuity contracts in payment
  period                                                                                                          0           12,377

VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - December 31, 2000 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET
ASSETS (continued):

YEAR ENDED DECEMBER 31, 1999                                   Net              Net
                                               Net             Change in       Increase (Decrease)      Net Assets
                               Net             Realized        Unrealized      in Net Assets            ----------
                               Investment      Gain (Loss)     Gain (Loss)     from Unit            Beginning        End
                               Income (Loss)   on Investments  on Investments  Transactions         of Year          of Year
  PPI MFS RESEARCH GROWTH PORTFOLIO
Annuity contracts in
  accumulation                     ($242,292)     $1,112,811      $3,295,654        ($2,059,519)        $20,299,859      $22,406,513
  PPI MFS VALUE EQUITY PORTFOLIO
Annuity contracts in
  accumulation                       135,714         453,164       2,757,765          2,226,423           5,846,092       11,377,949
Annuity contracts in payment
  period                                                                                                     35,772           76,981
  PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Annuity contracts in
  accumulation                        45,581         899,781         143,745           (122,023)          1,263,880        2,190,372
Annuity contracts in payment
  period                                                                                                          0           40,592
  PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Annuity contracts in
  accumulation                       299,014       1,152,503       4,279,089         (2,635,807)         29,594,758       32,676,922
Annuity contracts in payment
  period                                                                                                          0           12,635
TOTAL VARIABLE ANNUITY
  ACCOUNT I                      $35,268,552     $69,327,620    $127,840,291       ($15,500,324)       $891,504,497   $1,108,440,636

(1) - Effective May 1, 1999, MFS Worldwide Government Series' name changed to MFS Global Government Series.
(2) - Effective May 1, 1999, Oppenheimer Aggressive Growth Fund's name changed to Oppenheimer Aggressive Growth Fund/VA.
(3) - Effective May 1, 1999, Oppenheimer Global Securities Fund's name changed to Oppenheimer Global Securities Fund/VA.
(4) - Effective May 1, 1999, Oppenheimer Growth & Income Fund's name changed to Oppenheimer Main Street Growth & Income Fund/VA.
(5) - Effective May 1, 1999, Oppenheimer Strategic Bond Fund's name changed to Oppenheimer Strategic Bond Fund/VA.

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors of Aetna Insurance Company of America and
Contract Owners of Variable Annuity Account I:

We have audited the accompanying statement of assets and liabilities of Aetna Insurance Company of America Variable Annuity Account I (the "Account") as of December 31, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the condensed financial information for the year then ended. These financial statements and the condensed financial information are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and condensed financial information based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and condensed financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and condensed financial information referred to above present fairly, in all material respects, the financial position of Aetna Insurance Company of America Variable Annuity Account I as of December 31, 2000, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the condensed financial information for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

Hartford, Connecticut
February 14, 2001

                       AETNA INSURANCE COMPANY OF AMERICA

                         INDEX TO FINANCIAL STATEMENTS

                                                    Page
                                                    ----

Independent Auditors' Report......................   F-2

Financial Statements:

    Statements of Income for the One Month Ended
       December 31, 2000, the Eleven Months Ended
       November 30, 2000 and the Years Ended
       December 31, 1999 and 1998.................   F-3

    Balance Sheets as of December 31, 2000 and
       1999.......................................   F-4

    Statements of Changes in Shareholder's Equity
       for the One Month Ended December 31, 2000,
       the Eleven Months Ended November 30, 2000
       and the Years Ended December 31, 1999 and
       1998.......................................   F-5

    Statements of Cash Flows for the One Month
       Ended December 31, 2000, the Eleven Months
       Ended November 30, 2000 and the Years Ended
       December 31, 1999 and 1998.................   F-6

    Notes to Financial Statements.................   F-7

                          INDEPENDENT AUDITORS' REPORT

The Shareholder and Board of Directors
Aetna Insurance Company of America:

We have audited the accompanying balance sheets of Aetna Insurance Company of America as of December 31, 2000 ("Successor Company") and December 31, 1999 ("Preacquisition Company"), and the related statements of income, changes in shareholder's equity and cash flows for the period from December 1, 2000 to December 31, 2000 ("Successor Company"), and for the period from January 1, 2000 to November 30, 2000 and the years ended December 31, 1999 and 1998 ("Preacquisition Company"). These financial statements are the responsibility of the Companies' management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the Successor Company's financial statements referred to above present fairly, in all material respects, the financial position of Aetna Insurance Company of America at December 31, 2000, and the results of its operations and its cash flows for the period from December 1, 2000 to December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. Further, in our opinion, the Preacquisition Company's financial statements referred to above present fairly, in all material respects, the financial position of Aetna Insurance Company of America at December 31, 1999, and the results of its operations and its cash flows for the period from January 1, 2000 to November 30, 2000, and the years ended December 31, 1999 and 1998, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 to the financial statements, effective November 30, 2000, ING America Insurance Holdings Inc. acquired all of the outstanding stock of Aetna Inc., Aetna Insurance Company of America's indirect parent and sole shareholder in a business combination accounted for as a purchase. As a result of the acquisition, the financial information for the periods after the acquisition is presented on a different cost basis than that for the periods before the acquisition and, therefore, is not comparable.

                                                /s/ KPMG LLP

Hartford, Connecticut
March 27, 2001

                       AETNA INSURANCE COMPANY OF AMERICA
    (A wholly owned subsidiary of Aetna Life Insurance and Annuity Company)

                              STATEMENTS OF INCOME
                                   (millions)

                                                                                                   Preacquisition
                                                                                     -------------------------------------------
                                                                        One month    Eleven months
                                                                          ended          ended       Year ended     Year ended
                                                                      December 31,   November 30,   December 31,   December 31,
                                                                          2000           2000           1999           1998
                                                                      -------------  -------------  -------------  -------------
Revenues:
  Charges assessed against policyholders                                 $   1.2        $  16.5        $  15.5        $  11.5
  Net investment income                                                      1.0           10.2           10.9           10.4
  Net realized capital losses                                                 --           (0.8)          (0.3)          (0.2)
  Other income                                                               0.2            1.3            1.5            0.6
                                                                         -------        -------        -------        -------
      Total revenue                                                          2.4           27.2           27.6           22.3
                                                                         -------        -------        -------        -------
Benefits and expenses:
  Current and future benefits                                                0.6            6.8            8.0            9.0
  Operating expenses:
    Salaries and related benefits                                            0.2            1.1            2.4            2.5
    Other                                                                    0.3            3.6            4.5            3.7
  Amortization of deferred policy acquisition costs and value of
    business acquired                                                        0.4            5.3            4.6            3.9
                                                                         -------        -------        -------        -------
      Total benefits and expenses                                            1.5           16.8           19.5           19.1
                                                                         -------        -------        -------        -------

Income before income taxes                                                   0.9           10.4            8.1            3.2

Income taxes                                                                 0.3            2.6            2.7            0.6
                                                                         -------        -------        -------        -------

Net income                                                               $   0.6        $   7.8        $   5.4        $   2.6
                                                                         =======        =======        =======        =======

SEE NOTES TO FINANCIAL STATEMENTS.

                       AETNA INSURANCE COMPANY OF AMERICA
    (A wholly owned subsidiary of Aetna Life Insurance and Annuity Company)

                                 BALANCE SHEETS
                         (millions, except share data)

                                                                       December 31,     December 31,
                                                                           2000             1999
                                                                      ---------------  ---------------
                               ASSETS
Investments:
  Debt securities, available for sale, at fair value
    (amortized cost: $125.8 and $132.8)                                  $  126.5         $  128.3
  Equity securities, at fair value
    Nonredeemable preferred stock (amortized cost: $1.1 and $1.0)             1.0              0.9
  Short-term investments                                                      0.4               --
Securities pledged to creditors (amortized cost $8.0)                         8.1               --
Cash and cash equivalents                                                     9.1             22.9
Short-term investments under securities loan agreement                        8.4               --
Deferred policy acquisition costs                                              --             58.8
Value of business acquired                                                   58.7               --
Accrued investment income                                                     1.7              2.0
Premiums due and other receivables                                            4.7              9.0
Goodwill                                                                     98.9               --
Other assets                                                                  1.1              0.6
Separate Accounts assets                                                  1,007.8          1,194.6
                                                                         --------         --------
        Total assets                                                     $1,326.4         $1,417.1
                                                                         ========         ========
                LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
  Policyholders' funds left with the Company                                110.3            138.8
  Payables under securities loan agreement                                    8.4               --
  Other liabilities                                                           3.7              6.5
  Due to parent and affiliates                                                3.8              0.5
  Income taxes:
    Current                                                                    --              0.7
    Deferred                                                                  7.8              2.6
  Separate Accounts liabilities                                           1,007.8          1,194.6
                                                                         --------         --------
        Total liabilities                                                 1,141.8          1,343.7
                                                                         --------         --------
Shareholder's equity:
  Common capital stock, par value $100 (35,000 shares
    authorized, 25,500 issued and outstanding)                                2.5              2.5
  Paid-in capital                                                           181.3             62.5
  Accumulated other comprehensive income (loss)                               0.2             (1.6)
  Retained earnings                                                           0.6             10.0
                                                                         --------         --------
        Total shareholder's equity                                          184.6             73.4
                                                                         --------         --------
          Total liabilities and shareholder's equity                     $1,326.4         $1,417.1
                                                                         ========         ========

SEE NOTES TO FINANCIAL STATEMENTS.

                       AETNA INSURANCE COMPANY OF AMERICA
    (A wholly owned subsidiary of Aetna Life Insurance and Annuity Company)

                 STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                                   (millions)

                                                                                                   Preacquisition
                                                                                     -------------------------------------------
                                                                        One month    Eleven months
                                                                          ended          ended       Year ended     Year ended
                                                                      December 31,   November 30,   December 31,   December 31,
                                                                          2000           2000           1999           1998
                                                                      -------------  -------------  -------------  -------------
Shareholder's equity, beginning of year                                  $ 183.5        $  73.4        $  70.8        $  52.2

Comprehensive income
  Net income                                                                 0.6            7.8            5.4            2.6
  Other comprehensive income, net of tax:
      Unrealized gains (losses) on securities ($0.8 million,
      $2.0 million, ($4.3 million and $1.5 million, pretax)                  0.5            1.3           (2.8)           1.0
                                                                         -------        -------        -------        -------
Total comprehensive income                                                   1.1            9.1            2.6            3.6
                                                                         -------        -------        -------        -------

Capital contributions                                                         --             --             --           15.0

Adjustment for purchase accounting                                            --          101.0             --             --

Common stock issued                                                           --            2.4             --             --

Dividends paid to parent                                                      --           (2.4)            --             --
                                                                         -------        -------        -------        -------

Shareholder's equity, end of period                                      $ 184.6        $ 183.5        $  73.4        $  70.8
                                                                         =======        =======        =======        =======

SEE NOTES TO FINANCIAL STATEMENTS.

                       AETNA INSURANCE COMPANY OF AMERICA
    (A wholly owned subsidiary of Aetna Life Insurance and Annuity Company)

                            STATEMENTS OF CASH FLOWS
                                   (millions)

                                                                                                  Preacquisition
                                                                                  -----------------------------------------------
                                                                    One month     Eleven months
                                                                      ended           ended        Year ended       Year ended
                                                                  December 31,    November 30,    December 31,     December 31,
                                                                      2000            2000            1999             1998
                                                                 ---------------  -------------  ---------------  ---------------
Cash Flows from Operating Activities:
Net income                                                            $ 0.6          $   7.8         $  5.4           $  2.6
Adjustments to reconcile net income to net cash (used for)
  provided by operating activities:
  Net amortization of discount on debt securities                        --             (0.2)          (0.1)            (0.1)
  Net realized capital losses                                            --              0.8            0.3              0.2
  Changes in assets and liabilities:
    Decrease (increase) in accrued investment income                    0.2              0.1            0.1             (0.1)
    Decrease (increase) in deferred policy acquisition costs
      and value of business acquired                                    0.1              3.3            1.1            (14.5)
    Net change in amounts due to/from parent and affiliates             0.9              2.4           (0.4)             0.9
    Net change in other assets and liabilities                         (0.1)             1.3          (10.1)             9.2
    Increase in income taxes                                             --              2.4            4.0              2.4
                                                                      -----          -------         ------           ------
Net cash provided by operating activities                               1.7             17.9            0.3              0.6
                                                                      -----          -------         ------           ------
Cash Flows from Investing Activities:
  Proceeds from sales of:
    Debt securities available for sale                                   --            148.3           34.2             27.8
    Equity securities                                                    --               --            2.1               --
    Short-term investments                                               --              0.1             --               --
  Investment maturities and repayments of:
    Debt securites available for sale                                   0.2              6.0           17.9              3.4
  Cost of investment purchases in:
    Debt securities available for sale                                 (0.2)          (154.1)         (47.6)           (36.8)
    Short-term investments                                               --             (2.8)            --               --
                                                                      -----          -------         ------           ------
Net cash (used for) provided by investing activities                     --             (2.5)           6.6             (5.6)
                                                                      -----          -------         ------           ------
Cash Flows from Financing Activities:
  Deposits and interest credited for investment contracts               0.5              7.4           12.8             19.7
  Withdrawal of investment contracts                                   (2.5)           (39.3)         (19.0)           (14.3)
  Capital contribution                                                   --               --             --             15.0
  Proceeds from issuance of common stock                                 --              2.4             --               --
  Dividends paid to parent                                               --             (2.4)            --               --
  Other, net                                                           (0.2)             3.2            5.7            (11.4)
                                                                      -----          -------         ------           ------
Net cash (used for) provided by financing activities                   (2.2)           (28.7)          (0.5)             9.0
                                                                      -----          -------         ------           ------
Net (decrease) increase in cash and cash equivalents                   (0.5)           (13.3)           6.4              4.0
Cash and cash equivalents, beginning of period                          9.6             22.9           16.5             12.5
                                                                      -----          -------         ------           ------
Cash and cash equivalents, end of period                              $ 9.1          $   9.6         $ 22.9           $ 16.5
                                                                      =====          =======         ======           ======
Supplemental cash flow information:
Income taxes paid (received), net                                     $ 0.3          $   0.2         $ (1.3)          $ (3.3)
                                                                      =====          =======         ======           ======

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    Aetna Insurance Company of America (the "Company") is a provider of financial services in the United States. The Company is a wholly owned subsidiary of Aetna Life Insurance and Annuity Company ("ALIAC"). ALIAC is a wholly owned subsidiary of Aetna Retirement Holdings, Inc. ("HOLDCO"). HOLDCO is a wholly owned subsidiary of Aetna Retirement Services, Inc. ("ARSI"), whose ultimate parent is ING Groep N.V. ("ING").

    The Company has one operating segment and all revenue reported by the Company comes from external customers.

    BASIS OF PRESENTATION

    These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America. Certain reclassifications have been made to 1999 and 1998 financial information to conform to the 2000 presentation.

    On December 13, 2000, ING America Insurance Holdings, Inc., an indirect wholly owned subsidiary of ING, acquired Aetna Inc., comprised of the Aetna Financial Services business, of which the Company is a part, and the Aetna International business, for approximately $7.7 billion. The purchase price was comprised of approximately $5.0 billion in cash and the assumption of $2.7 billion of outstanding debt and other net liabilities. In connection with the acquisition, Aetna Inc. was renamed Lion Connecticut Holdings Inc. ("Lion"). At the time of the sale, Lion entered into certain transition services agreements with a former related party, Aetna U.S. Healthcare which was renamed Aetna Inc. ("former Aetna").

    For accounting purposes, the acquisition has been accounted for as of November 30, 2000 using the purchase method. The application of the purchase method, including the recognition of goodwill, is pushed down and reflected on the financial statements of certain ARSI (a subsidiary of Lion) subsidiaries, including the Company. Further, the Balance Sheet changes related to accounting for this purchase were entirely non-cash in nature and accordingly have been excluded from the pre-acquisition Consolidated Statement of Cash Flows for the eleven months ended November 30, 2000.

    The purchase price was allocated to assets and liabilities based on their respective fair values. This revaluation resulted in a net increase to assets, excluding the effects of goodwill, of $3.2 million and a net increase to liabilities of $1.1 million. The allocation of the purchase price to assets and liabilities is subject to further refinement.

    The net increase to assets reflects the write off of deferred acquisition costs of $55.5 million, which was the balance as of November 30, 2000, and the establishment of value of business acquired of $58.7 million. The net increase to liabilities reflects an increase to deferred tax liabilities of $1.1 million, the November 30, 2000 balance was $6.7 million. As a result of the application of push down accounting, retained earnings immediately prior to the sale was reclassified to paid-in capital. Additionally, the Company established goodwill of $98.9 billion. Goodwill is being amortized over a period of 40 years.

    Unaudited pro forma consolidated net income for the period from the January 1, 2000 to November 30, 2000 and for the year ended December 31, 1999, assuming that the acquisition of the Company occurred at the beginning of each period, would have been approximately $5.5 million and $2.9 million, respectively. The pro forma adjustments, which do not affect revenues, reflect primarily goodwill amortization.

    FUTURE APPLICATION OF ACCOUNTING STANDARDS

    ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

    In June 1998, the FASB issued FAS No. 133, Accounting for Derivative Instruments and Hedging Activities. In June 2000, further guidance related to accounting for derivative instruments and hedging activities was provided when the FASB issues FAS No. 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities--an Amendment of FASB Statement No. 133. This standard, as amended, requires companies to record all derivatives on the balance sheet as either assets or liabilities and measure those instruments at fair value. The manner in which companies are to record gains or losses resulting from changes in the values of those derivatives depends on the use of the derivative and whether it qualifies for hedge accounting. As amended by FAS No. 137, Accounting for Derivative Instruments and Hedging Activities--Deferral of the Effective Date of FASB Statement
    No. 133, this standard is effective for the Company's financial statements beginning January 1, 2001, with early adoption permitted. The impact to the Company, of the adoption of this standard, as amended, will not have a material effect on the Company's financial position or results of operations.

    NEW ACCOUNTING STANDARDS

    ACCOUNTING FOR TRANSFERS AND SERVICING OF FINANCIAL ASSETS AND EXTINGUISHMENTS OF LIABILITIES

    In September 2000, the Financial Accounting Standard Board ("FASB") issued Financial Accounting Standard ("FAS") No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, which replaces FAS No. 125, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. This standard revises the accounting for securitizations, other financial asset transfers and collateral associated with securities lending transactions and requires certain additional disclosures. FAS No. 140 is effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. However, for recognition and disclosure of collateral and for additional disclosures related to securitization transactions, FAS No. 140 was effective for the Company's December 31, 2000 financial statements.

    With respect to the provisions effective December 31, 2000, the Company reclassified debt securities on loan to other institutions from "Debt Securities" to "Securities Pledged to Creditors" on the Company's Consolidated Balance Sheet. The Company does not expect the adoption of those provisions effective after March 31, 2001 to have a material effect on its financial position or results of operations.

    DEPOSIT ACCOUNTING: ACCOUNTING FOR INSURANCE AND REINSURANCE CONTRACTS THAT DO NOT TRANSFER INSURANCE RISK

    On January 1, 2000, the Company adopted Statement of Position 98-7, Deposit
    Accounting: Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk, issued by the American Institute of Certified Public Accountants. This statement provides guidance on how to account for all insurance and reinsurance contracts that do not transfer insurance risk, except for long-duration life and health insurance contracts. The adoption of this standard had no impact on the Company's financial position or results of operations.

    USE OF ESTIMATES

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

    CASH AND CASH EQUIVALENTS

    Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity of 90 days or less when purchased.

    INVESTMENTS

    Debt and equity securities are classified as available for sale and carried at fair value. Securities are written down (as realized capital losses) for other than temporary declines in value. Included in available-for-sale securities are investments that support experience-rated products.

    Experience-rated products are products where the customer, not the Company, assumes investment (including realized capital gains and losses) and other risks, subject to, among other things, minimum guarantees. As long as minimum guarantees are not triggered, the effect of experience- rated products' investment performance does not impact the Company's results of operations.

    Realized and unrealized capital gains and losses on investments supporting these products are reflected in policyholder's funds left with the Company. Realized capital gains and losses on all other investments are reflected in the Company's results of operations. Unrealized capital gains and losses on all other investments are reflected in shareholders' equity, net of related income taxes. Purchases and sales of debt and equity securities are recorded on the trade date.

    Fair values for debt and equity securities are based on quoted market prices or dealer quotations. Where quoted market prices or dealer quotations are not available, fair values are measured utilizing quoted market prices for similar securities or by using discounted cash flow methods.

    Cost for mortgage-backed securities is adjusted for unamortized premiums and discounts, which are amortized using the interest method over the estimated remaining term of the securities, adjusted for anticipated prepayments. The Company does not accrue interest on problem debt securities when management believes the collection of interest is unlikely.

    The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of a loaned domestic security and 105% of the market value of a loaned foreign security. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company's guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

    In September 2000, the FASB issued FAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. In accordance with this new standard, general account securities on loan at December 31, 2000 are reflected on the balance sheet as "Securities pledged to creditors," which includes the following:

                                                Gross       Gross
                                   Amortized  Unrealized  Unrealized  Fair
   (Millions)                        Cost       Gains       Losses    Value
   ------------------------------------------------------------------------
   Debt Securities                   $5.7        $0.1        $ --     $5.8
   Short-Term Investments             2.3          --          --      2.3
   ------------------------------------------------------------------------
   Total securities pledged to
     creditors                       $8.0        $0.1        $ --     $8.1
   ========================================================================

    At December 31, 1999, the Company did not have any securities on loan.

    Short-term investments, consisting primarily of money market instruments and other debt issues purchased with an original maturity of 91 days to one year, are considered available for sale and are carried at fair value, which approximates amortized cost.

    GOODWILL

    Goodwill, which represents the excess of cost over the fair value of net assets acquired, is amortized on a straight-line basis over 40 years.

    The Company regularly evaluates the recoverability of goodwill. The carrying value of goodwill would be reduced through a direct write-off, if, in management's judgement, it was probable that projected future operating income (before amortization of goodwill) would not be sufficient on an undiscounted basis to recover the carrying value. Operating earnings considered in such an analysis are those of the entity acquired, if separately identifiable, or the business segment that acquired the entity if the entity's earnings are not separately identifiable.

    DEFERRED POLICY ACQUISITION COSTS

    Certain costs of acquiring certain insurance business are deferred. These costs, all of which vary with and are primarily related to the production of new and renewal business, consist principally of commissions, certain expenses of underwriting and issuing contracts, and certain agency expenses. For certain annuity contracts, such costs are amortized in proportion to estimated gross profits and adjusted to reflect actual gross profits over the life of the contracts (up to 20 years for annuity and pension contracts.)

    Periodically, modifications may be made to deferred annuity contract features, such as shortening the surrender charge period or waiving the surrender charge, changing the mortality and expense fees, etc. Unamortized deferred policy acquisition costs associated with these modified contracts are not written off, but rather, continue to be associated with the original block of business to which these costs were previously recorded. Such costs are amortized based on revised estimates of expected gross profits based upon the contract after the modification.

    Deferred policy acquisition costs are written off to the extent that it is determined that future policy premiums and investment income or gross profits are not adequate to cover related expenses.

    Refer to "Basis of Presentation" within Note 1 for related discussions regarding the application of the purchase method to deferred policy acquisition costs.

    VALUE OF BUSINESS ACQUIRED

    Value of business acquired ("VOBA") is an asset and represents the present value of estimated net cash flows embedded in the Company's contracts acquired by ING. VOBA is amortized in proportion to estimated gross profits and adjusted to reflect actual gross profits over the life of the contracts (up to 30 years for annuity contracts).

    VOBA is written off to the extent that it is determined that gross profits are not adequate to recover the asset. The estimated amount of VOBA to be amortized, net of interest, over the next five years is $8.6 million, $8.1 million, $7.2 million, $5.8 million and $4.5 million for the years 2001, 2002, 2003, 2004 and 2005, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

    RESERVES

    Reserves for limited payment contracts (i.e. annuities with life contingent payout) are computed on the basis of assumed investment yield and mortality, including a margin for adverse deviation which is assumed to provide for expenses. The assumptions vary by plan, year of issue and policy duration.

    Policyholders' funds left with the Company include reserves for deferred annuity investment contracts and immediate annuities without life contingent payouts. Reserves on such contracts are equal to cumulative deposits less charges and withdrawals plus credited interest thereon (rates range from 3.80% to 8.00% for all years presented), net of adjustments for investment experience that the Company is entitled to reflect in future credited interest. These reserves also include unrealized gains/losses related to FAS No. 115. Reserves on contracts subject to experience rating reflect the rights of contractholders, plan participants and the Company.

    REVENUE RECOGNITION

    For certain annuity contracts, charges assessed against policyholders' funds for the cost of insurance, surrender charges, actuarial margin and other fees are recorded as revenue in charges assessed against policyholders. Other amounts received for these contracts are reflected as deposits and are not recorded as revenue. Related policy benefits are recorded in relation to the associated premiums or gross profit so that profits are recognized over the expected lives of the contracts.

    SEPARATE ACCOUNTS

    Separate Accounts assets and liabilities generally represent funds maintained to meet specific investment objectives of contractholders who bear the investment risk, subject, in some cases, to minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such contractholders. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company.

    Separate Account assets supporting variable options under annuity contracts are invested, as designated by the contractholder or participant under a contract (who bears the investment risk subject, in limited cases, to minimum guaranteed rates) in shares of mutual funds which are managed by an affiliate of the Company, or other selected unaffiliated mutual funds.

    Separate Accounts assets are carried at fair value. At December 31, 1999 unrealized losses of $(0.8) million, after taxes, on assets supporting a guaranteed interest option are reflected in shareholder's equity. The amounts in 2000 were immaterial. Separate Accounts liabilities are carried at fair value, except for those relating to the guaranteed interest option. Reserves relating to the guaranteed interest option are maintained at fund value and reflect interest credited at rates ranging from 3.80% to 14.00% in 2000 and 3.70% to 12.00% in 1999.

    Separate Accounts assets and liabilities are shown as separate captions in the Balance Sheets. Deposits, investment income and net realized and unrealized capital gains and losses of the Separate Accounts are not reflected in the Financial Statements (with the exception of realized and unrealized capital gains and losses on the assets supporting the guaranteed interest option). The Statements of Cash Flows do not reflect investment activity of the Separate Accounts.

    INCOME TAXES

    The Company is included in the consolidated federal income tax return of Lion, through December 13, 2000. Subsequent to December 13, 2000, the Company will file a consolidated return with its parent, ALIAC. The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

2.  INVESTMENTS

    Debt securities available-for-sale at December 31, 2000 were as follows:

                                                Gross       Gross
                                   Amortized  Unrealized  Unrealized     Fair
   (Millions)                        Cost       Gains       Losses      Value
   -----------------------------------------------------------------------------
   U.S. government and government
     agencies and authorities      $   14.4     $  0.4      $   --    $    14.8

   U.S. corporate securities:
       Utilities                        3.8         --         0.1          3.7
       Financial                       35.4        0.4         0.3         35.5
       Transportation/capital
         goods                          7.0        0.1         0.1          7.0
       Health care/consumer
         products                       7.7        0.2         0.7          7.2
       Natural resources               14.9        0.4         0.3         15.0
       Other corporate                  6.0        0.1         0.1          6.0
   -----------------------------------------------------------------------------
     Total U.S. corporate
       securities                      74.8        1.2         1.6         74.4
   -----------------------------------------------------------------------------

   Foreign securities:
       Government                       1.0        0.1          --          1.1
   -----------------------------------------------------------------------------
     Total foreign securities           1.0        0.1          --          1.1
   -----------------------------------------------------------------------------

   Residential mortgage-backed
     securities:
       Pass-throughs                   15.6        0.2          --         15.8
       Collateralized mortgage
         obligations                    6.2        0.3          --          6.5
   -----------------------------------------------------------------------------
   Total residential
     mortgage-backed Securities        21.8        0.5          --         22.3
   -----------------------------------------------------------------------------

   Commercial/multifamily
     mortgage-backed securities         8.9        0.1         0.1          8.9

   Other asset-backed securities       10.6        0.2          --         10.8
   -----------------------------------------------------------------------------

   Total debt securities,
     including debt securities
     pledged to creditors             131.5        2.5         1.7        132.3

   Less: debt securities pledged
     to Creditors                       5.7        0.1          --          5.8
   -----------------------------------------------------------------------------

   Debt securities                 $  125.8     $  2.4      $  1.7    $   126.5
   =============================================================================

    Debt securities available for sale at December 31, 1999 were as follows:

                                                Gross       Gross
                                   Amortized  Unrealized  Unrealized    Fair
   (Millions)                        Cost       Gains       Losses     Value
   ---------------------------------------------------------------------------
   U.S. government and government
     agencies and authorities       $ 21.5       $ --        $0.3      $ 21.2

   U.S. corporate securities:
       Utilities                       5.7         --         0.2         5.5
       Financial                      33.3         --         0.6        32.7
       Transportation/capital
         goods                         1.6         --          --         1.6
       Health care/consumer
         products                     12.6         --         0.9        11.7
       Natural resources              14.5         --         0.7        13.8
       Other corporate                 6.7         --         0.4         6.3
   ---------------------------------------------------------------------------
     Total U.S. corporate
       securities                     74.4         --         2.8        71.6
   ---------------------------------------------------------------------------

   Foreign securities:
       Government                      1.0         --          --         1.0
       Other                           9.9        0.1         0.5         9.5
   ---------------------------------------------------------------------------
     Total foreign securities         10.9        0.1         0.5        10.5
   ---------------------------------------------------------------------------

   Residential mortgage-backed
     securities:
       Collateralized mortgage
         obligations                  10.6         --         0.5        10.1
   ---------------------------------------------------------------------------
     Total residential
       mortgage-backed securities     10.6         --         0.5        10.1
   ---------------------------------------------------------------------------

   Commercial/multifamily
     mortgage-backed securities        9.0         --         0.3         8.7

   Other asset-backed securities       6.4         --         0.2         6.2
   ---------------------------------------------------------------------------

   Debt securities                  $132.8       $0.1        $4.6      $128.3
   ===========================================================================

    At December 31, 2000 and 1999 net unrealized appreciation (depreciation) of $0.8 million and $(4.5) million, respectively, on available-for-sale debt securities including debt securities pledged to creditors, herein after referred as "total debt securities" included $0.5 million and $(4.5) million, respectively, related to experience-rated contracts, which were not reflected in shareholder's equity but in policyholders' funds left with the Company.

    The amortized cost and fair value of total debt securities for the year ended December 31, 2000 are shown below by contractual maturity. Actual maturities may differ from contractual maturities because securities may be restructured, called or prepaid.

                                             Amortized   Fair
   (Millions)                                  Cost      Value
   ------------------------------------------------------------
   Due to mature:
     One year or less                         $  7.5    $  7.5
     After one year through five years           1.1      41.5
     After five years through ten years          8.0      18.4
     After ten years                             3.6      22.8
     Mortgage-backed securities                  0.7      31.3
     Other asset-backed securities               0.6      10.8
   ------------------------------------------------------------
     Less: debt securities pledged to
       creditors                                 5.7       5.8
   ============================================================
     Debt securities                          $125.8    $126.5
   ============================================================

    At December 31, 2000 and 1999, debt securities carried at fair value of $5.7 million and $5.6 million, respectively, were on deposit as required by various state regulatory agencies.

    Investments in equity securities available for sale as of December 31, were as follows:

   (Millions)                                 2000     1999
   ----------------------------------------------------------
   Cost                                      $   1.1  $   1.0
   Gross unrealized losses                      (0.1)    (0.1)
   ----------------------------------------------------------
   Fair value                                $   1.0  $   0.9
   ==========================================================

    The Company does not have any investments in a single issuer, other than obligations of the U.S. government, with a carrying value in excess of 10% of the Company's shareholder's equity at December 31, 2000.

3.  FINANCIAL INSTRUMENTS

    ESTIMATED FAIR VALUE

    The carrying values and estimated fair values of certain of the Company's financial instruments at December 31, 2000 and 1999 were as follows:

                                    2000              1999
                              ----------------  ----------------
                              Carrying   Fair   Carrying   Fair
   (Millions)                  Value    Value    Value    Value
   -------------------------------------------------------------
   Liabilities:
     Investment contract
       liabilities:
       With a fixed maturity   $  1.0   $  1.1   $  1.2   $  1.3
       Without a fixed
         maturity              $109.3   $106.2   $137.6   $131.6
   -------------------------------------------------------------

    Fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, such as estimates of timing and amount of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument. In evaluating the Company's management of interest rate, price and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

    The following valuation methods and assumptions were used by the Company in estimating the fair value of the above financial instruments:

    INVESTMENT CONTRACT LIABILITIES (INCLUDED IN POLICYHOLDERS' FUNDS LEFT WITH THE COMPANY):

    WITH A FIXED MATURITY: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.

    WITHOUT A FIXED MATURITY: Fair value is estimated as the amount payable to the contractholder upon demand. However, the Company has the right under such contracts to delay payment of withdrawals which may ultimately result in paying an amount different than that determined to be payable.

    OFF-BALANCE-SHEET AND OTHER FINANCIAL INSTRUMENTS

    The Company did not have any transactions in off-balance-sheet financial instruments in 2000 or 1999.

4.  NET INVESTMENT INCOME

    Sources of net investment income were as follows:

                                                                    Preacquisition
                                                    -----------------------------------------------
                                      One month     Eleven months
                                        ended           ended        Year ended       Year ended
                                    December 31,    November 30,    December 31,     December 31,
   (Millions)                           2000            2000            1999             1998
   ------------------------------------------------------------------------------------------------
   Debt securities                      $ 0.8           $ 8.3           $ 9.4            $ 9.0
   Nonredeemable preferred stock           --             0.1             0.1              0.3
   Cash equivalents                       0.1             0.9             0.7              0.7
   Short-term investments                  --             0.1              --               --
   Other                                  0.1             0.9             0.8              0.6
   ------------------------------------------------------------------------------------------------
   Gross investment income                1.0            10.3            11.0             10.6
   Less: investment expenses               --             0.1             0.1              0.2
   ------------------------------------------------------------------------------------------------
   Net investment income                $ 1.0           $10.2           $10.9            $10.4
   ================================================================================================

    Net investment income includes amounts allocable to experience-rated contractholders of $0.7 million and $8.2 million for the one and eleven month periods ended December 31, 2000 and November 30, 2000, respectively, and $8.6 million and $8.9 million for the years ended December 31, 1999 and 1998, respectively. Interest credited to contractholders is included in current and future benefits.

5.  DIVIDEND RESTRICTIONS AND SHAREHOLDER'S EQUITY

    Effective January 5, 2000 the Company changed its state of domicile from Connecticut to Florida. All dividends paid to ALIAC by the Company must be approved in advance by the Insurance Commissioner of the State of Florida. Prior to January 5, 2000 the Company was domiciled in the State of Connecticut.

    At the time of the re-domestication of the Company to Florida, which occurred during the first quarter of 2000, the par value of the Company's common stock was changed from $2,000 per share to $100 per share to comply with Florida law. This revaluation caused the Company's common capital stock to decrease by $2.4 million and its paid-in capital to increase by the same amount and had no net effect on total shareholder's equity.

    The Insurance Departments of the State of Florida and the State of Connecticut recognize as net income and capital and surplus, those amounts determined in conformity with statutory accounting practices prescribed or permitted by the respective Departments, which differ in certain respects from accounting principles generally accepted in the United States of America. Statutory net income (loss) was $5.7 million, $(0.1) million and $(5.2) million for the years ended December 31, 2000, 1999 and 1998, respectively. Statutory capital and surplus was $57.3 million and $52.5 million as of December 31, 2000 and 1999, respectively.

    The Company has entered into support agreements with ALIAC under which ALIAC has agreed to cause the Company to have sufficient capital to meet a certain capital and surplus level. The Company received no capital contributions relating to these agreements in 2000 and 1999. The Company received $15.0 million from ALIAC in 1998.

    As of December 31, 2000, the Company does not utilize any statutory accounting practices which are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affect statutory capital and surplus.

    For 2001, the Company is required to implement statutory accounting changes ratified by the National Association of Insurance Commissioners and state insurance departments ("Codification"). The cumulative effect of Codification to the Company's statutory surplus as of January 1, 2001 is estimated to be an increase of $0.8 million.

6.  CAPITAL GAINS AND LOSSES ON INVESTMENT OPERATIONS

    Realized capital gains or losses are the difference between the carrying value and sale proceeds of specific investments sold.

    Proceeds from the sale of available-for-sale debt securities and the related gross gains and losses (excluding those related to experience rated contractholders in 2000, 1999 and 1998) were as follows:

                                                                    Preacquisition
                                                    -----------------------------------------------
                                      One month     Eleven months
                                        ended           ended        Year ended       Year ended
                                    December 31,    November 30,    December 31,     December 31,
   (Millions)                           2000            2000            1999             1998
   ------------------------------------------------------------------------------------------------
   Proceeds on sales                   $               $148.3          $ 34.2           $ 27.8
   Gross gains                             --             0.2             0.2              0.6
   Gross losses                            --             1.0             0.5              0.8
   ------------------------------------------------------------------------------------------------

    Net realized capital losses of $(1.1) million, $(1.1) million and $(0.2) million allocable to experience-rated contracts, were deducted from net realized capital losses and an offsetting amount was reflected in policyholders' funds left with the Company for the periods ended eleven months November 30, 2000, December 31, 1999 and 1998, respectively. The amounts for one month ended December 31, 2000 were immaterial. Net unamortized losses were $(1.9) million and $(1.0) million for the periods ended eleven months November 30, 2000 and December 31, 1999, respectively. Net amortized losses for the periods one month ended December 31, 2000 and year ended December 31, 1998 were not significant.

    Changes in shareholder's equity related to changes in accumulated other comprehensive income (loss) (i.e., unrealized capital gains and losses on securities including securities pledged to creditors), were as follows:

   (Millions)                           2000   1999   1998
   --------------------------------------------------------
   Debt securities                      $ 0.3  $(0.3) $ 0.1
   Equity securities                       --     --   (0.1)
   Other                                  2.5   (4.1)   1.6
   --------------------------------------------------------
       Subtotal                           2.8   (4.4)   1.6
   Increase in deferred income taxes
     (see Note 7)                         1.0   (1.6)   0.6
   --------------------------------------------------------
   Net changes in accumulated other
     comprehensive
     income (loss)                      $ 1.8  $(2.8) $ 1.0
   ========================================================

    Net unrealized capital gains (losses) allocable to experienced rated contracts of $0.5 million and $(4.5) million at December 31, 2000 and 1999, respectively, are reflected on the Balance Sheets in policyholders' funds left with the Company and are not included in shareholder's equity.

    Shareholder's equity included the following accumulated other comprehensive income, which is net of amounts allocable to experience rated contractholders, at December 31:

   (Millions)                           2000   1999   1998
   --------------------------------------------------------
   Debt securities:
     Gross unrealized gains             $ 0.3  $ 0.1  $ 0.3
     Gross unrealized losses               --   (0.1)    --
   --------------------------------------------------------
                                          0.3     --    0.3
   --------------------------------------------------------
   Equity securities:
     Gross unrealized losses             (0.1)  (0.1)  (0.1)
   --------------------------------------------------------
                                         (0.1)  (0.1)  (0.1)
   --------------------------------------------------------
   Other:
     Gross unrealized gains               0.7     --    1.9
     Gross unrealized losses             (0.6)  (2.4)  (0.3)
   --------------------------------------------------------
                                          0.1   (2.4)   1.6
   --------------------------------------------------------
   Less: deferred federal income taxes
     (benefits)
     (see Note 7)                         0.1   (0.9)   0.6
   --------------------------------------------------------
   Net accumulated other comprehensive
     income (loss)                      $ 0.2  $(1.6) $ 1.2
   ========================================================

    Changes in accumulated other comprehensive income related to changes in unrealized gains (losses) (excluding those related to experience-rated contractholders) on securities including securities pledged to creditors were as follows:

   (Millions)                           2000   1999   1998
   --------------------------------------------------------
   Unrealized holding gains (losses)
     arising during
     the period (1)                     $ 1.2  $(2.9) $ 0.9
   Less: reclassification adjustment
     for gains
     and other items included in net
     income (2)                          (0.6)  (0.1)  (0.1)
   --------------------------------------------------------
   Net unrealized gains (losses) on
     securities                         $ 1.8  $(2.8) $ 1.0
   ========================================================

(1) Pretax unrealized holding gains (losses) arising during the period were $1.8 million, $(4.5) million and $1.3 million for 2000, 1999 and 1998, respectively.
(2) Pretax reclassification adjustments for gains and other items included in net income were $(1.0) million, $(0.2) million and $(0.2) million for 2000, 1999 and 1998, respectively.

7.  INCOME TAXES

    The Company was included in the consolidated federal income tax return of Lion through December 13, 2000. For tax settlements related to tax periods ending on or prior to December 13, 2000, the purchase agreement between ING America Insurance Holdings Inc. and the former Aetna provides for the settlement of balances owing from the Company based on an amount approximating the tax the Company would have incurred were it not a member of the consolidated group or owing to the Company for the use of its tax saving attributes used in the consolidated federal income tax return.

    Subsequent to December 13, 2000, as a result of the sale, the Company will be filing a consolidated return with ALIAC. As permitted under a tax sharing arrangement, the Company will be allocated an amount approximating the tax the member would have incurred were it not a member of the consolidated group, and credits the member for use of its tax saving attributes used in the consolidated federal income tax return.

    Income taxes for the years ended December 31, consist of:

                                                                    Preacquisition
                                                    -----------------------------------------------
                                      One month     Eleven months
                                        ended           ended        Year ended       Year ended
                                    December 31,    November 30,    December 31,     December 31,
   (Millions)                           2000            2000            1999             1998
   ------------------------------------------------------------------------------------------------
   Current taxes (benefits):
     Federal                            $(0.4)          $ 0.6           $(0.3)           $(1.7)
     State                                 --              --              --              0.1
     Net realized capital losses           --            (0.4)           (0.4)            (0.1)
   ------------------------------------------------------------------------------------------------
                                         (0.4)            0.2            (0.7)            (1.7)
   ------------------------------------------------------------------------------------------------
   Deferred taxes:
     Federal                              0.7             2.3             3.1              2.3
     Net realized capital gains            --             0.1             0.3               --
   ------------------------------------------------------------------------------------------------
                                          0.7             2.4             3.4              2.3
   ------------------------------------------------------------------------------------------------
   Total                                $ 0.3           $ 2.6           $ 2.7            $ 0.6
   ================================================================================================

    Income taxes were different from the amount computed by applying the federal income tax rate to income before income taxes for the following reasons:

                                                                    Preacquisition
                                                    -----------------------------------------------
                                      One month     Eleven months
                                        ended           ended        Year ended       Year ended
                                    December 31,    November 30,    December 31,     December 31,
   (Millions)                           2000            2000            1999             1998
   ------------------------------------------------------------------------------------------------
   Income before income taxes           $ 0.9           $10.4           $ 8.1            $ 3.2
   Tax rate                                35%             35%             35%              35%
   ------------------------------------------------------------------------------------------------
   Application of the tax rate            0.3             3.7             2.8              1.1
   Tax effect of:
     Excludable dividends                  --            (1.0)           (0.1)            (0.5)
     Other, net                            --            (0.1)             --               --
   ------------------------------------------------------------------------------------------------
   Income taxes                         $ 0.3           $ 2.6           $ 2.7            $ 0.6
   ================================================================================================

    The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31 are presented below:

   (Millions)                                2000   1999
   ------------------------------------------------------
   Deferred tax assets:
     Policyholders' funds left with the
       Company                               $ 9.6  $12.4
     Deferred policy acquisition costs         3.3     --
     Unrealized gains allocable to
       experience-rated contracts              0.2     --
     Net unrealized capital losses              --    2.5
     Investment losses                          --    0.4
     Guaranty fund assessments                 0.1    0.1
     Other                                      --    0.5
   ------------------------------------------------------
   Total gross assets                         13.2   15.9
   ------------------------------------------------------
   Deferred tax liabilities:
     Value of business acquired               20.6     --
     Deferred policy acquisition costs          --   16.9
     Unrealized losses allocable to
       experience-rated contracts               --    1.6
     Net unrealized capital gains              0.3     --
     Other                                     0.1     --
   ------------------------------------------------------
   Total gross liabilities                    21.0   18.5
   ------------------------------------------------------
   Net deferred tax liability                $ 7.8  $ 2.6
   ======================================================

    Net unrealized capital gains and losses are presented in shareholder's equity net of deferred taxes.

    The Internal Revenue Service (the "Service") has completed examinations of the consolidated federal income tax returns of Lion through 1994. Discussions are being held with the Service with respect to proposed adjustments. Management believes there are adequate defenses against, or sufficient reserves to provide for, any such adjustments. The Service has commenced its examinations for the years 1995 through 1997.

8.  BENEFIT PLANS

    The Company utilizes the employees of ING and its affiliates, primarily ALIAC. The benefit plan charges allocated to the Company were $0.4 million and $0.2 million at December 31, 1999 and 1998, respectively. The amounts at December 31, 2000 were immaterial.

    During 2001, the benefit plans offered by ALIAC to its employees and agents will be transitioned to plans directly offered by ING. These plans are substantially similar to those offered by ALIAC, in conjunction with ING, and any differences are not expected to be material in nature.

9.  RELATED PARTY TRANSACTIONS

    Substantially all of the administrative and support functions of the Company have been and, for a specific transition period, will be provided by former Aetna and its affiliates. At the end of the transition period, such administrative and support functions will be provided by ING affiliates. The financial statements reflect allocated charges, at cost, for these functions based upon measures appropriate for the type and nature of function performed. Total charges allocated to the Company, including rent, salaries and other administrative expenses, were $4.3 million and $6.0 million for the years ended December 31, 2000 and 1999, respectively, (of which $1.5 million and $2.0 million, respectively, were capitalized as deferred policy acquisition costs).

    The Company is compensated by the Separate Accounts for bearing mortality and expense risks and administrative expense risks pertaining to variable annuity contracts. Under the insurance contracts, the Separate Accounts pay the Company a daily fee which, on an annual basis, ranged from 1.00% to 1.40% for 2000, and was1.25% and 1.40% for 1999 and 1998, respectively, of their average daily net assets. The amount of compensation and fees received from the Separate Accounts, included in charges assessed against policyholders, amounted to $14.8 million, $13.5 million and $10.3 million for the years ended December 31, 2000, 1999 and 1998, respectively.

    The Company received capital contributions of $15.0 million in cash from ALIAC in 1998. The Company received no capital contributions in 2000 and 1999.

    Aeltus, an affiliate of the Company, acts as adviser for the general account assets. The Company pays Aeltus a fee which, on an annual basis, is 0.6% of the average daily net assets under management. The amount of such fees for the years ended December 31, 2000, 1999 and 1998 amounted to $0.1 million, $0.1 million and $0.2 million, respectively.

10. COMMITMENTS AND CONTINGENT LIABILITIES

    COMMITMENTS

    At December 31, 2000 and 1999, the Company had no commitments or contingent liabilities.

    LITIGATION

    The Company is not currently involved in any material litigation.

Form No. SAI. 59749-01                                        AICA Ed. May 2001

                           VARIABLE ANNUITY ACCOUNT I
                           PART C - OTHER INFORMATION

ITEM 24.      FINANCIAL STATEMENTS AND EXHIBITS
     (a) Financial Statements:
         (1)      Included in Part A:
                  Condensed Financial Information
         (2)      Included in Part B:
                  Financial Statements of Variable Annuity Account I:
                  - Statement of Assets and Liabilities as of December 31, 2000
                  - Statement of Operations for the year ended December 31, 2000
                  - Statements of Changes in Net Assets for the years ended
                    December 31, 2000 and 1999
                  - Condensed Financial Information for the year ended
                    December 31, 2000
                  - Notes to Financial Statements
                  - Independent Auditors' Report
                  Financial Statements of Aetna Insurance Company of America:
                  - Independent Auditors' Report
                  - Statements of Income for the One Month Ended December 31,
                    2000, the Eleven Months Ended November 30, 2000 and for the
                    Years Ended December 31, 1999 and 1998
                  - Balance Sheets for the years ended December 31, 2000 and 1999
                  - Statements of Changes in Shareholder's Equity for the One
                    Month Ended December 31, 2000, the Eleven Months Ended
                    November 30, 2000 and for the Years Ended December 31,
                    1999 and 1998
                  - Statements of Cash Flows for the One Month Ended December
                    31, 2000, the Eleven Months Ended November 30, 2000 and for the Years Ended December 31, 1999 and 1998
                  - Notes to Financial Statements

     (b) Exhibits
         (1)      Resolution of the Board of Directors of Aetna Insurance Company of America establishing Variable
                  Annuity Account I(1)
         (2)      Not Applicable
         (3.1)    Selling Agreement(1)
         (3.2)    Principal Underwriting Agreement between Aetna Insurance Company of America and Aetna
                  Investment Services, LLC effective as of November 17, 2000(2)
         (4.1)    Variable Annuity Contract (G-MP2(5/97))(3)
         (4.2)    Variable Annuity Contract Certificate (MP2CERT(5/97))(3)
         (4.3)    Variable Annuity Contract (IMP2(5/97))(3)
         (4.4)    Variable Annuity Contract (G2-CDA-94(IR))(1)
         (4.5)    Variable Annuity Contract (G2-CDA-94(NQ))(1)
         (4.6)    Variable Annuity Contract (G-MP2(5/96))(4)
         (4.7)    Certificate of Group Annuity Coverage (MP2CERT(5/96))(4)
         (4.8)    Endorsement (MP2NQEND(4/95))(5)


         (4.9)    Endorsement (MP2NQCERTEND(4/95))(5)
         (4.10)   Endorsement (MP2IREND(4/95))(5)
         (4.11)   Endorsement (MP2END(9/97)) to Contract G-MP2(5/96) and Certificate MP2CERT(5/96)(3)
         (4.12)   Endorsement (IMP2END(9/97)) to Contract G-MP2(5/96) and Certificate MP2CERT(5/96)(3)
         (5)      Variable Annuity Contract Application(1)
         (6.1)    Articles of Incorporation of Aetna Insurance Company of America dated November 15, 1999 and filed with the Secretary of State of Florida on January 5, 2000(6)
         (6.2)    Amendment to Articles of Incorporation of Aetna Insurance
                  Company of America dated July 18, 2000 and filed with the
                  Secretary of State of Florida on August 21, 2000(2)
         (6.3)    By-laws of Aetna Insurance Company of America(6)
         (7)      Not Applicable
         (8.1)    Fund Participation Agreement between Aetna Insurance Company of America, Aetna Variable Fund, Aetna Variable Encore Fund,
                  Aetna, Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund,
                  on behalf of each of its series, Aetna Generation Portfolios,
                  Inc., on behalf of each of its series, and Aetna Variable
                  Portfolios, Inc., on behalf of each of its series and Aeltus
                  Investment Management dated as of May 1, 1998(7)
         (8.2)    Amendment No. 1 dated as of May 1, 2000 to Fund Participation Agreement between Aetna Insurance
                  Company of America, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna
                  Balanced VP, Inc., Aetna GET Fund, on behalf of each of its series, Aetna Generation
                  Portfolios, Inc., on behalf of each of its series, and Aetna Variable Portfolios, Inc., on behalf of each of its series and Aeltus Investment Management dated as of May 1, 1998(7)
         (8.3)    Service Agreement between Aeltus Investment Management, Inc. and Aetna Insurance Company of
                  America dated May 1, 1998(7)
         (8.4)    First Amendment dated as of May 1, 2000 to Service Agreement between Aeltus Investment
                  Management, Inc. and Aetna Insurance Company of America dated May 1, 1998(7)
         (8.5)    Fund Participation Agreement among Aetna Insurance Company of America, Alger American Fund and
                  Fred Alger Management, Inc. dated August 30, 1995(8)
         (8.6)    Fund Participation Agreement among Calvert Responsibly Invested Balanced Portfolio, Calvert
                  Asset Management Company, Inc. and Aetna Insurance Company of America dated December 1, 1997(9)
         (8.7)    Service Agreement between Calvert Asset Management Company, Inc. and Aetna Insurance Company of
                  America dated December 1, 1997(9)
         (8.8)    Fund Participation Agreement by and among Insurance Management Series, Federated Advisers and
                  Aetna Insurance Company of America dated July 1, 1994(10)




(8.9)    Fund Participation Agreement among Aetna Insurance Company of America, Variable Insurance
                  Products Fund and Fidelity Distributors Corporation dated October 20, 1995(8)
         (8.10)   First Amendment dated as of May 1, 1997 to Fund Participation
                  Agreement among Aetna Insurance Company of America, Variable
                  Insurance Products Fund and Fidelity Distributors Corporation
                  dated October 20, 1995(7)
         (8.11)   Fund Participation Agreement among Aetna Insurance Company of America, Variable Insurance
                  Products Fund II and Fidelity Distributors Corporation dated October 20, 1995(8)
         (8.12)   First Amendment dated as of May 1, 1997 to Fund Participation
                  Agreement among Aetna Insurance Company of America, Variable
                  Insurance Products Fund II and Fidelity Distributors
                  Corporation dated October 20, 1995(7)
         (8.13)   Service Agreement effective as of November 1, 1995 by and between Fidelity Investment
                  Institutional Operations Company and Aetna Insurance Company of America(2)
         (8.14)   Amendment dated January 1, 1997 to Service Agreement effective as of November 1, 1995 by and between Fidelity Investment
                  Institutional Operations Company and Aetna Insurance Company
                  of America(2)
         (8.15)   Amendment effective as of July 1, 2000 to Service Agreement effective as of November 1, 1995 and amended effective January
                  1, 1997 by and between Fidelity Investments Institutional
                  Operations Company and Aetna Insurance Company of America(2)
         (8.16)   Fund Participation Agreement among Janus Capital Corporation, Aetna Insurance Company of
                  America and Janus Aspen Series dated December 8, 1997(11)
         (8.17)   Amendment dated October 12, 1998 to Fund Participation Agreement among Janus Capital
                  Corporation, Aetna Insurance Company of America and Janus Aspen Series dated December 8,
                  1997(11)
         (8.18)   Amendment dated August 1, 2000 to Fund Participation Agreement among Janus Capital Corporation,
                  Aetna Insurance Company of America and Janus Aspen Series dated December 8, 1997(2)
         (8.19)   Service Agreement between Janus Capital Corporation and Aetna Insurance Company of America
                  dated as of December 8, 1997(11)
         (8.20)   First Amendment dated August 1, 2000 to Service Agreement
                  between Janus Capital Corporation and Aetna Insurance Company
                  of America dated as of December 8, 1997(2)
         (8.21)   Distribution and Shareholder Services Agreement between Janus Distributors, Inc. and Aetna
                  Insurance Company of American dated as of August 1, 2000(2)
         (8.22)   Fund Participation Agreement among Aetna Insurance Company of America and Lexington Natural
                  Resources Trust and Lexington Management Corporation dated September 1, 1995(8)



         (8.23)   Fund Participation Agreement among Aetna Insurance Company of America, Lexington Emerging
                  Markets Fund, Inc. and Lexington Management Corporation dated September 1, 1995(8)
         (8.24)   Fund Participation Agreement among MFS Variable Insurance Trust, Aetna Insurance Company of
                  America and Massachusetts Financial Services Company dated April 30, 1996
         (8.25)   First Amendment dated September 3, 1996 to Fund Participation
                  Agreement among MFS Variable Insurance Trust, Aetna Insurance
                  Company of America and Massachusetts Financial Services
                  Company dated April 30, 1996(12)
         (8.26)   Second Amendment dated as of May 1, 1998 to Fund Participation
                  Agreement among MFS Variable Insurance Trust, Aetna Insurance
                  Company of America and Massachusetts Financial Services
                  Company dated April 30, 1996 and amended on September 3,
                  1996(7)
         (8.27)   Third Amendment effective July 1, 1999 to Fund Participation
                  Agreement among MFS Variable Insurance Trust, Aetna Insurance
                  Company of America and Massachusetts Financial Services
                  Company dated April 30, 1996 and amended on September 3, 1996 and May 1, 1998(7)
         (8.28)   Fourth Amendment dated as of November 17, 2000 to
                  Participation Agreement among MFS Variable Insurance Trust,
                  Aetna Insurance Company of America and Massachusetts Financial
                  Services Company entered into on April 30, 1996, and as
                  amended on September 3, 1996, May 1, 1998 and July 1, 1999
         (8.29)   Fund Participation Agreement between Aetna Insurance Company of America, Oppenheimer Variable
                  Account Funds and Oppenheimer Fund, Inc. dated April 1, 1997(4)
         (8.30)   Service Agreement between Aetna Insurance Company of America and Oppenheimer Funds, Inc. dated
                  April 1, 1997(4)
         (8.31)   Fund Participation Agreement among Aetna Insurance Company of America, TCI Portfolios, Inc. and
                  Investors Research Corporation dated October 9, 1995(8)
         (8.32)   Administrative Service Agreement between Aetna Insurance Company of America and Agency, Inc.(8)
         (9)      Opinion and Consent of Counsel
         (10)     Consent of Independent Auditors
         (11)     Not applicable
         (12)     Not applicable
         (13)     Schedule for Computation of Performance Data(4)
         (14.1)   Powers of Attorney(13)
         (14.2)   Certificate of Resolution Authorizing Signatures(1)


1. Incorporated by reference to Registration Statement on Form N-4 (File No. 33-59749), as filed on June 1, 1995.
2. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-87131), as filed on December 13, 2000.

3. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-59749), as filed on November 26, 1997.
4. Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 16, 1997.
5. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 17, 1998.
6. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-87131), as filed on December 15, 1999.
7. Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No.33-59749), as filed on April 18, 2000.
8. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 22, 1996.
9. Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 33-59749), as filed on February 13, 1998.
10. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-59749), as filed on July 29, 1997.
11.  Incorporated by reference to Registration Statement on Form N-4
     (File No. 333-87131), as filed on September 15, 1999.
12. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-59749), as filed on September 16, 1996.
13. Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form S-2 (File No. 333-49581), as filed on April 4, 2001.

ITEM 25.      DIRECTORS AND PRINCIPAL OFFICERS OF THE DEPOSITOR*

Name and Principal
Business Address                                    Positions and Offices with Depositor
----------------                                    ------------------------------------
Thomas J. McInerney**                               Director and President

Wayne R. Huneke***                                  Director and Chief Financial Officer

Robert C. Salipante****                             Director

P. Randall Lowery***                                Director

Mark A. Tullis***                                   Director

Deborah Koltenuk**                                  Vice President and Corporate Controller

Paula Cludray-Engelke****                           Secretary

Therese A. Squillacote**                            Vice President and Chief Compliance Officer

     * These individuals may also be directors and/or officers of other affiliates of the Company.
    **  The principal business address of all
        directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.
   *** The principal business address of these Directors and Officers is 5780 Powers Ferry Road, NW, Atlanta, Georgia 30327-4390.
  **** The principal business address of this Director and this Officer is 20 Washington Avenue South, Minneapolis, Minnesota 55401.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     Incorporated herein by reference to Item 26 of Post-Effective Amendment No. 18 to the Registration Statement on Form N-4 (File No. 33-81216), as filed on April 9, 2001.

ITEM 27.      NUMBER OF CONTRACT OWNERS

     As of February 28, 2001, there were 14,182 individuals holding interests in variable annuity contracts funded through Variable Annuity Account I.

ITEM 28.      INDEMNIFICATION

Florida Statutes chapter 607.0850 governs the indemnification of officers, directors, employees and agents of a Florida corporation. Section 607.0850(1) provides that a corporation may indemnify a person who is or was a party to a proceeding (other than an action by, or in the right of, the corporation), by reason of the fact that the person is or was a director, officer, employee or agent of the corporation (or in certain other defined circumstances) against liability (defined as obligations to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to any employee benefit plan, and expenses actually and reasonably incurred with respect to the proceeding). Section 607.0850(2) provides that a corporation may indemnify a person who was or is a party to any proceeding by or in the right of the corporation to procure a judgment in its favor by reason that the person is or was connected to the corporation as noted in subsection (1) against expenses and amounts paid in settlement not exceeding, in the judgment of the board of directors, the estimated expense of litigating the proceeding to conclusion, actually and reasonably incurred in connection with the defense or settlement of such proceeding, including any appeal. Indemnification under both subsection (1) and (2) is subject to a determination that the person seeking indemnification has met the standard of conduct set forth in the applicable subsection. However, pursuant to section 607.0850(3), to the extent that the person seeking indemnification has been successful on the merits or otherwise in defense of any proceeding, claim or issue referred to in subsection (1) or (2), that person shall be indemnified against expenses that he or she actually and reasonably incurred. Expenses incurred by an officer or director in defending any such proceeding may be paid in advance of the final disposition of the proceeding, provided that such person undertakes to repay any such amount if he or she is ultimately found not to be entitled to indemnification pursuant to section 607.0850. Expenses incurred by other employees or agents may be advanced upon such terms and conditions deemed appropriate by the board of directors.

Section 607.0850(4) provides that any indemnification under subsection (1) or
(2), unless made pursuant to a determination by a court, shall be made by the corporation only as authorized in the specific case upon a determination that that indemnification is proper in the circumstances because the party has met the applicable standard of conduct set forth in subsection (1) or (2). Such determination may be made (a) by the disinterested directors, pursuant to section 607.0850(4)(a); (b) by a committee duly designated by the board of directors, pursuant to section 607.0850(4)(b); (c) by independent legal counsel, pursuant to section 607.0850(4)(c); or (d) by the shareholders, pursuant to section 607.0850(4)(d). The reasonableness of expenses and authorization of indemnification shall be made in the same manner, except as otherwise required by section 607.0850(5).

The indemnification and advancement of expenses provisions of section
607.0850 are not exclusive, and a corporation may make other or further provisions for the indemnification or advancement of expenses of parties identified in section 607.0850(1), except as otherwise prohibited by section 607.0850(7). Indemnification and advancement of expenses may also be ordered by a court of competent jurisdiction, pursuant to section 607.0850(9).
Section 607.0850(12) specifically authorizes a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employee or agent of the corporation. Consistent with this statute, ING Groep N.V. has procured insurance from Lloyd's of London and several major United States excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor.

Section 20 of the Aetna Investment Services, LLC (AIS) Limited Liability Company Agreement provides that AIS will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of AIS, as long as he acted in good faith on behalf of AIS and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8,
Section 145 of the General Corporation Law of the State of Delaware.

ITEM 29. PRINCIPAL UNDERWRITER
     (a)   In addition to serving as the principal underwriter for the Depositor and the Registrant, Aetna
           Investment Services, LLC (AIS) also acts as the principal underwriter for Portfolio Partners, Inc.
           (a management investment company registered under the Investment Company Act of 1940 (1940 Act)).
           Additionally, AIS acts as the principal underwriter for Variable Life Account B of Aetna Life
           Insurance and Annuity Company (Aetna), Variable Life Account C of Aetna, Variable Annuity Account B
           of Aetna, Variable Annuity Account C of Aetna, and Variable Annuity Account G of Aetna (separate accounts of Aetna Life Insurance and Annuity Company (ALIAC) registered as unit investment trusts under the 1940 Act).

     (b)   The following are the directors and officers of the Principal Underwriter:

Name and Principal                                  Positions and Offices with
Business Address                                    Principal Underwriter
----------------                                    ---------------------
Marie Augsberger*                                   Director and President

Allan Baker*                                        Director and Senior Vice President

Robert L. Francis**                                 Director and Senior Vice President

Steven A. Haxton*                                   Senior Vice President

Gary J. Hegedus*                                    Senior Vice President

Deborah Koltenuk*                                   Vice President, Treasurer and Chief Financial Officer

Therese Squillacote*                                Vice President and Chief Compliance Officer

John F. Todd*                                       Corporate Secretary and Counsel (Chief Legal Officer)

Martin T. Conroy*                                   Vice President and Assistant Treasurer

Reginald Bowen*                                     Vice President

Christina Lareau*                                   Vice President


Name and Principal                                  Positions and Offices with
Business Address                                    Principal Underwriter
----------------                                    ---------------------

Dwyatt McClain*                                     Vice President

Terran Titus*                                       Vice President

William T. Abramowicz
2525 Cabot Dr., Ste. 300
Lisle, IL  60532                                    Vice President

Douglas J. Ambrose**                                Vice President

Louis E. Bachetti
581 Main Street, 4th Floor,
Woodbridge, NJ  07095                               Vice President

Ronald R. Barhorst
7676 Hazard Ctr. Dr.
San Diego, CA  92108                                Vice President

Robert H. Barley***                                 Vice President

Steven M. Bresler
6430 South Fiddler's Green Cir.,
Ste. 210,
Englewood, CO  80111                                Vice President

David Brounley***                                   Vice President

Daniel P. Charles
5 Penn Plaza, 11th Floor
New York, NY 10001-1879                             Vice President

Brian D. Comer*                                     Vice President

Albert J. DiCristofaro, Jr.
8911 Capitol of TX Hwy., Bldg. 2,
Ste. 2210
Austin, TX  78759                                   Vice President

John B. Finigan
1601 Trapelo Rd.
Waltham, MA  02451                                  Vice President

Brian P. Harrington
12701 Fair Lakes Cir., Ste. 470
Fairfax, VA  22033                                  Vice President


Name and Principal                                  Positions and Offices with
Business Address                                    Principal Underwriter
----------------                                    ---------------------

Bernard P. Heffernon****                            Vice President

William S. Jasien****                               Vice President

Jess D. Kravitz**                                   Vice President

George D. Lessner
1755 N. Collins Blvd, Ste. 350
Richardson, TX  75080                               Vice President

Katherine E. Lewis
2675 N. Mayfair Rd., Ste. 501
Milwaukee, WI  53226                                Vice President

Susan J. Lewis
16530 Ventura Blvd., Ste. 600
Encino, CA  91436                                   Vice President

James F. Lille
159 Wolf Rd., 1st Fl.
Albany, NY  12205                                   Vice President

David J. Linney
2900 N. Loop W., Ste. 180
Houston, TX  77092                                  Vice President

Richard T. Mason
440 S. Warren St., Ste. 702
Syracuse, NY  13202                                 Vice President

Joseph F. McClain*                                  Vice President

Pamela Mulvey*                                      Vice President

W. Michael Montgomery
5100 W. Lemon St., Ste. 213
Tampa, FL  33609                                    Vice President

Scott T. Neeb**                                     Vice President

Patrick F. O'Christie
The Pavilions, 1700 Lyons Rd.,
Ste. D
Dayton, OH  45458                                   Vice President


Name and Principal                                  Positions and Offices with
Business Address                                    Principal Underwriter
----------------                                    ---------------------

Paulette Playce
Two City Place Dr., Ste. 300
St. Louis, MO  63141                                Vice President

Marcellous J. Reed
2677 N. Main St., Ste. 500
Santa Ana, CA  92705                                Vice President

Charles A. Sklader
7720 N. 16th St., Ste. 150
Phoenix, AZ  85020                                  Vice President

Frank W. Snodgrass
150 4th Ave., N., Ste. 410
Nashville, TN  37219                                Vice President

S. Bradford Vaughan, Jr.
601 Union St., Ste. 810
Seattle, WA  98101                                  Vice President

Mark Woolhiser
26957 Northwestern Hwy., Ste. 150
Southfield, MI  48034                               Vice President

David A. Kelsey*                                    Assistant Vice President


* The principal business address of these directors and officers is 151 Farmington Avenue, Hartford, Connecticut 06156
** The principal business address of these directors and officers is 6140 Stonehedge Mall Rd., Ste. 375, Pleasanton, California 94588
*** The principal business address of these officers is 100 Corporate Pl., 3rd Fl., Rocky Hill, Connecticut 06067
**** The principal business address of these officers is 10740 Nall Ave, Ste. 120, Overland Park, Kansas 66211

     (c) Compensation from January 1, 2000 to December 31, 2000:

     (1)                       (2)                      (3)                    (4)                   (5)

Name of                  Net Underwriting          Compensation
Principal                Discounts and             on Redemption            Brokerage
Underwriter              Commissions               or Annuitization         Commissions         Compensation*
-----------              -----------               ----------------         -----------         -------------
Aetna Life                                         $1,186,882                                   $14,955,387
Insurance and
Annuity Company


* Compensation shown in column 5 includes deductions for mortality and expense risk guarantees and contract charges assessed to cover costs incurred in the sales and administration of the contracts issued under Variable Annuity Account I. Of this amount, $1,131,273 is attributable to deductions for mortality and expense risk guarantees and contract charges for such contracts during December 2000.


         Compensation from January 1, 2000 to December 31, 2000:


    (1)                       (2)                        (3)                 (4)                   (5)


Name of                  Net Underwriting           Compensation on
Principal                Discounts and              Redemption or         Brokerage
Underwriter              Commissions                Annuitization         Commissions        Compensation**
-----------              -----------                -------------         -----------        ---------------
Aetna Investment
Services, LLC                                                                                    $1,126,164


** Reflects compensation paid to AIS attributable to regulatory and operating expenses associated with the distribution of all products issued by Aetna Insurance Company of America and Aetna Life Insurance and Annuity Company during 2000. Of this amount, $1,188 is attributable to fees paid to AIS in connection with its activities as distributor and principal underwriter in December 2000 for all products issued by the Registrant for Variable Annuity Account I.

ITEM 30.      LOCATION OF ACCOUNTS AND RECORDS
----------------------------------------------

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the Service Center of the Depositor as follows:

                      Aetna Insurance Company of America
                      151 Farmington Avenue
                      Hartford, Connecticut  06156


ITEM 31.      MANAGEMENT SERVICES


     Not applicable

ITEM 32.      UNDERTAKINGS

     Registrant hereby undertakes:

     (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

     (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

     (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

     (d) The Company hereby represents that it is relying upon and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 28, 1988 with respect to language covering withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code, See American Counsel of Life Insurance; SEC No-Action Letter, [1988 WL 1235221 *13 (S.E.C.)].

     (e) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     (f) Aetna Insurance Company of America represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account I of Aetna Insurance Company of America, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 33-59749) and has duly caused this Post-Effective Amendment to be signed on its behalf in the City of Hartford, and State of Connecticut, on the 11th day of April, 2001.

                                      VARIABLE ANNUITY ACCOUNT I OF AETNA
                                      INSURANCE COMPANY OF AMERICA
                                           (REGISTRANT)

                                      By:  AETNA INSURANCE COMPANY OF AMERICA
                                           (DEPOSITOR)

                                      By    Thomas J. McInerney*
                                            ---------------------------
                                            Thomas J. McInerney
                                            President

       As required by the Securities Act of 1933, this Post-Effective Amendment No. 13 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                                 Title                                             Date
---------                                 -----                                             -----
Thomas J. McInerney*
-----------------------------------     Director and President                              )
Thomas J. McInerney                     (principal executive officer)                       )
                                                                                            )
Wayne R. Huneke*                                                                            )
-----------------------------------     Director and Chief Financial Officer                )  April
Wayne R. Huneke                                                                             )   11, 2001
                                                                                            )
Randy Lowery*                                                                               )
-----------------------------------     Director                                            )
Phillip R. Lowery                                                                           )
                                                                                            )
Robert C. Salipante*                                                                        )
-----------------------------------     Director                                            )
Robert C. Salipante                                                                         )
                                                                                            )
Mark A. Tullis*                                                                             )
-----------------------------------     Director                                            )
Mark A. Tullis                                                                              )
                                                                                            )








Deborah Koltenuk*                                                                          )
-----------------------------------     Corporate Controller                               )
Deborah Koltenuk                                                                           )



By:       /s/ J. Neil McMurdie
          ------------------------
          J. Neil McMurdie
          *Attorney-in-Fact

                           VARIABLE ANNUITY ACCOUNT I
                                  EXHIBIT INDEX

Exhibit No.             Exhibit
----------              -------
                        Fund Participation Agreement among MFS Variable Insurance Trust, Aetna
                        Insurance Company of America and Massachusetts Financial Services Company
99-B.8.24               dated April 30, 1996
                                                                                                       -----------------

                        Fourth Amendment dated as of November 17, 2000 to
                        Participation Agreement among MFS Variable Insurance
                        Trust, Aetna Insurance Company of America and
                        Massachusetts Financial Services Company entered into on
                        April 30, 1996, and as amended on September 3, 1996, May 1, 1998 and
99-B.8.28               July 1, 1999

                                                                                                       -----------------

99-B.9                  Opinion and Consent of Counsel
                                                                                                       -----------------

99-B.10                 Consent of Independent Auditors
                                                                                                       -----------------